                                                       Registration No. 33-42180

================================================================================


                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                         POST-EFFECTIVE AMENDMENT NO. 18

                                   TO FORM S-6
              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
         SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                          ----------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                              (EXACT NAME OF TRUST)

                          ----------------------------

                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43216
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                                 DENNIS W. CLICK
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                          ----------------------------

This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus and Financial Statements.

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 2000 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Flexible Premium Variable Universal Life Insurance Policies


Approximate date of proposed offering: Continuously on and after May 1, 2000


[ ]  Check box if it is proposed that this filing will become effective on
     (date) at (time) pursuant to Rule 487.


================================================================================

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                                                                       CAPTION IN PROSPECTUS
 1................................................................................Nationwide Life Insurance Company
                                                                                  The Variable Account
 2................................................................................Nationwide Life Insurance Company
 3................................................................................Custodian of Assets
 4................................................................................Distribution of The Policies
 5................................................................................The Variable Account
 6................................................................................Not Applicable
 7................................................................................Not Applicable
 8................................................................................Not Applicable
 9................................................................................Legal Proceedings
10................................................................................Information About The Policies; How
                                                                                  The Cash Value Varies; Right to
                                                                                  Exchange for a Fixed Benefit Policy;
                                                                                  Reinstatement; Other Policy
                                                                                  Provisions
11................................................................................Investments of The Variable
                                                                                  Account
12................................................................................The Variable Account
13................................................................................Policy Charges
                                                                                  Reinstatement
14................................................................................Underwriting and Issuance -
                                                                                  Premium Payments
                                                                                  Minimum Requirements for
                                                                                  Issuance of a Policy
15................................................................................Investments of the Variable
                                                                                  Account; Premium Payments
16................................................................................Underwriting and Issuance -
                                                                                  Allocation of Cash Value
17................................................................................Surrendering The Policy for Cash
18................................................................................Reinvestment
19................................................................................Not Applicable
20................................................................................Not Applicable
21................................................................................Policy Loans
22................................................................................Not Applicable
23................................................................................Not Applicable
24................................................................................Not Applicable
25................................................................................Nationwide Life Insurance Company
26................................................................................Not Applicable
27................................................................................Nationwide Life Insurance Company
28................................................................................Company Management
29................................................................................Company Management
30................................................................................Not Applicable
31................................................................................Not Applicable
32................................................................................Not Applicable
33................................................................................Not Applicable
34................................................................................Not Applicable
35................................................................................Nationwide Life Insurance Company
36................................................................................Not Applicable
37................................................................................Not Applicable
38................................................................................Distribution of The Policies
39................................................................................Distribution of The Policies

N-8B-2 ITEM                                                                       CAPTION IN PROSPECTUS
40................................................................................Not Applicable
41(a).............................................................................Distribution of The Policies
42................................................................................Not Applicable
43................................................................................Not Applicable
44................................................................................How The Cash Value Varies
45................................................................................Not Applicable
46................................................................................How The Cash Value Varies
47................................................................................Not Applicable
48................................................................................Custodian of Assets
49................................................................................Not Applicable
50................................................................................Not Applicable
51................................................................................Summary of The Policies;
                                                                                  Information About The Policies
52................................................................................Substitution of Securities
53................................................................................Taxation of The Company
54................................................................................Not Applicable
55................................................................................Not Applicable
56................................................................................Not Applicable
57................................................................................Not Applicable
58................................................................................Not Applicable
59................................................................................Financial Statements

                        NATIONWIDE LIFE INSURANCE COMPANY

           Flexible Premium Variable Universal Life Insurance Policies
             Issued by Nationwide Life Insurance Company through its
                       Nationwide VLI Separate Account-2


                   The date of this prospectus is May 1, 2000


--------------------------------------------------------------------------------

This prospectus contains basic information you should know about the policies before investing. Please read it and keep it for future reference.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE POLICIES:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
o        American Century VP Balanced
o        American Century VP Income & Growth
o        American Century VP International
o        American Century VP Value

DREYFUS

o        Dreyfus Investment Portfolios - European Equity Portfolio

o        The Dreyfus Socially Responsible Growth Fund, Inc.
o        Dreyfus Stock Index Fund, Inc.

DREYFUS VARIABLE INVESTMENT FUND
o Appreciation Portfolio (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)
o        Growth & Income Portfolio*

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o        VIP Equity-Income Portfolio
o        VIP Growth Portfolio
o        VIP High Income Portfolio*
o        VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o        VIP II Asset Manager Portfolio
o        VIP II Contrafund(R) Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o        VIP III Growth Opportunities Portfolio


JANUS
o        Janus Aspen Series - Capital Appreciation Portfolio: Service Shares
o        Janus Aspen Series - Global Technology Portfolio: Service Shares
o        Janus Aspen Series - International Growth Portfolio: Service Shares


MORGAN STANLEY


     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)

o        Emerging Markets Debt Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
o        Capital Appreciation Fund
o        Government Bond Fund
o        Money Market Fund
o        Total Return Fund

o        Nationwide Mid Cap Index Fund (subadviser: The Dreyfus Corporation)
o        Nationwide Multi Sector Bond Fund (subadviser: Miller, Anderson &
         Sherrerd, LLP)
o Nationwide Small Cap Growth Fund (subadvisers: Franklin Advisers, Inc., Miller, Anderson & Sherrerd, LLP, Neuberger Berman, LLC.)

o        Nationwide Small Cap Value Fund (subadviser: The Dreyfus Corporation)
o Nationwide Small Company Fund (subadviser: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management and Strong Capital Management, Inc.)

o        Nationwide Strategic Growth Fund (subadvisers: Strong Capital
         Management, Inc.)


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o        AMT Growth Portfolio
o        AMT Guardian Portfolio
o        AMT Limited Maturity Bond Portfolio
o        AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNTS FUNDS


o        Oppenheimer Aggressive Growth Fund/VA

o        Oppenheimer Bond Fund/VA

o        Oppenheimer Global Securities Fund/VA
o        Oppenheimer Capital Appreciation Fund/VA (formerly, Oppenheimer Growth
         Fund)

o        Oppenheimer Main Street Growth & Income Fund/VA

o        Oppenheimer Multiple Strategies Fund/VA

STRONG OPPORTUNITY FUND II, INC. (FORMERLY, STRONG SPECIAL FUND II, INC.)

VAN ECK WORLDWIDE INSURANCE TRUST
o        Worldwide Bond Fund
o        Worldwide Emerging Markets Fund
o        Worldwide Hard Assets Fund

VAN KAMPEN LIFE INVESTMENT TRUST
o        Morgan Stanley Real Estate Securities Portfolio

WARBURG PINCUS TRUST
o        Small Company Growth Portfolio


NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o        American Century VP Capital Appreciation

STRONG VARIABLE INSURANCE FUNDS, INC.
o        Strong Discovery Fund II, Inc.
o        International Stock Fund II

WARBURG PINCUS TRUST
o        International Equity Portfolio
o        Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital
         Portfolio)


*These underlying mutual funds invest in lower quality debt securities commonly referred to as junk bonds.


For general information or to obtain FREE copies of the:

o prospectus, annual report or semi-annual report for any underlying mutual fund; and
o        any required Nationwide forms,

call:

                  1-800-547-7548
             TDD  1-800-238-3035

or write:

             NATIONWIDE LIFE INSURANCE COMPANY
             P.O. BOX 182150
             COLUMBUS, OHIO 43218-2150

Material incorporated by reference to this prospectus can be found on the SEC website at:
                                   www.sec.gov

Information about this and other Best of America Products can be found on the world-wide web at:
                              www.bestofamerica.com

THIS POLICY IS NOT:
o        A BANK DEPOSIT;
o        ENDORSED BY A BANK OR GOVERNMENT AGENCY;
o        FEDERALLY INSURED; OR
o        AVAILABLE IN EVERY STATE.


The life insurance policies offered by this prospectus are flexible premium variable universal life insurance policies (flexible premium variable adjustable life insurance policies in Puerto Rico). They provide flexibility with the amount and frequency of premium payments. A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.


No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VLI Separate Account-2 or the fixed account, depending on how premium payments are invested.

Investors assume certain risks when investing in the policies, including the risk of losing of money.

Nationwide guarantees the death benefit for as long as the policy is in force. Nationwide guarantees to keep the policy in force so long as minimum premium requirements have been met.

The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Benefits described in this prospectus may not be available in every jurisdiction - refer to your policy for specific benefit information.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           GLOSSARY OF SPECIAL TERMS

ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

BREAK POINT PREMIUM- The level annual premium at which the sales load is reduced on a current basis.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GUIDELINE LEVEL PREMIUM- The level annual premiums required to mature the policy under reasonable mortality and expense charges with an annual effective interest rate of 5%. It is calculated pursuant to Rule 6e-3(T) of the Investment Company Act of 1940.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

MATURITY DATE- The policy anniversary on or next following the insured's 95th birthday.

NATIONWIDE- Nationwide Life Insurance Company.

NET PREMIUMS- Net premiums are equal to the actual premiums minus the percent of premium charges. The percent of premium charges are shown on the policy data page.

SPECIFIED AMOUNT- The dollar amount used to determine the death benefit under a policy.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VLI Separate Account-2, a separate account of Nationwide Life Insurance Company that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.........................4

SUMMARY OF POLICY EXPENSES........................7

UNDERLYING MUTUAL FUND ANNUAL
     EXPENSES.....................................8

SYNOPSIS OF THE POLICIES.........................11

NATIONWIDE LIFE INSURANCE COMPANY................11

NATIONWIDE INVESTMENT SERVICES
     CORPORATION.................................12

INVESTING IN THE POLICY..........................12
     The Variable Account and Underlying
          Mutual Funds
     Change of Investment Policy
     Voting Rights
     Substitution of Securities
     Material Conflicts
     The Fixed Account

INFORMATION ABOUT THE POLICIES...................14
     Minimum Requirements for Policy Issuance
     Premium Payments
     Pricing

POLICY CHARGES...................................15
     Sales Load
     Tax Expense Charge
     Surrender Charges
     Reduction to Surrender Charges
     Monthly Cost of Insurance Charge
     Monthly Administrative Charge
     Increase Charge
     Mortality and Expense Risk Charge
     Income Tax
     Reduction of Charges

SURRENDERING THE POLICY FOR CASH.................18
     Surrender (Redemption)
     Cash Surrender Value
     Partial Surrenders
     Income Tax Withholding

VARIATION IN CASH VALUE..........................19
     Error in Age or Sex

POLICY PROVISIONS................................19
     Policy Owner
     Beneficiary
     Changes in Existing Insurance Coverage

OPERATION OF THE POLICY..........................20
     Allocation of Net Premium and Cash Value
     How the Investment Experience is
          Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE..................................22

POLICY LOANS.....................................22
     Taking a Policy Loan
     Effect on Investment Performance
     Interest
     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT.......................................24

POLICY OWNER SERVICES............................24
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION........................24
     Calculation of the Death Benefit
     Changes in the Death Benefit Option
     Proceeds Payable on Death
     Incontestability
     Suicide
     Maturity Proceeds

EXCHANGE RIGHTS..................................26

GRACE PERIOD.....................................26
     First Three Policy Years
     Policy Years Four and After
     All Policy Years
     Reinstatement

TAX MATTERS......................................27
     Policy Proceeds
     Withholding

     Federal Estate and Generation-Skipping
          Transfers Taxes
     Non-Resident Aliens
     Taxation of Nationwide
     Tax Changes

LEGAL CONSIDERATIONS.............................30

STATE REGULATION.................................30

REPORTS TO POLICY OWNERS.........................30

ADVERTISING......................................31

LEGAL PROCEEDINGS................................31

EXPERTS..........................................32

REGISTRATION STATEMENT...........................32

DISTRIBUTION OF THE POLICIES.....................32

ADDITIONAL INFORMATION ABOUT
     NATIONWIDE..................................34

APPENDIX A: OBJECTIVES FOR UNDERLYING
     MUTUAL FUNDS................................43

APPENDIX B: ILLUSTRATIONS OF SURRENDER
     CHARGES.....................................54

APPENDIX C: ILLUSTRATIONS OF CASH VALUES,
     CASH SURRENDER VALUES, AND DEATH
     BENEFITS....................................56

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative and sales expenses, tax expenses, providing life insurance protection and assuming the mortality and expense risks.


Nationwide deducts a sales load and a tax expense charge for state premium taxes from premium payments.


The sales load is guaranteed never to exceed 3.5% of each premium payment. Currently, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium (see "Sales Load").


The tax expense charge is approximately 3.5% of premiums for all states (see "Tax Expense Charge").


Nationwide deducts a mortality and expense risk charge equal to an annual rate of 0.80% from the daily net assets of the variable account.

Nationwide deducts an administrative expense charge of $12.50 per month in the first year, $5 per month in renewal years. Nationwide guarantees this charge will never exceed $25 per month in the first year and $7.50 per month in renewal years.

Nationwide deducts the following charges from the cash value of the policy:

o        monthly cost of insurance charge
o monthly cost of any additional benefits provided by riders to the policy
o        increase charge (applied to increases in the specified amount)(1)
o        surrender charge(2).

(1)The increase charge is comprised of an underwriting and administration component of $1.50 per year per $1,000 and a sales component of $0.54 per year per $1,000 (see "Increase Charge")

(2)For policies surrendered during the first nine policy years (see "Surrender Charges").

For more information about any policy charge, see "Policy Charges" in this prospectus.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (as a percentage of underlying mutual fund net assets,
                          after expense reimbursement)


----------------------------------------------------------------------------------------------------------------
                                                MANAGEMENT      OTHER            12b-1        TOTAL MUTUAL
                                                   FEES        EXPENSES          FEES         FUND EXPENSES
----------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.            0.90%        0.00%         0.00%              0.90%
- American Century VP Balanced
----------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.            1.00%        0.00%         0.00%              1.00%
- American Century VP Capital Appreciation
----------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.            0.70%        0.00%         0.00%              0.70%
- American Century VP Income & Growth
----------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.            1.34%        0.00%         0.00%              1.34%
- American Century VP International
----------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.            1.00%        0.00%         0.00%              1.00%
- American Century VP Value
----------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios: European               1.00%        0.25%         0.00%              1.25%
Equity Portfolio
----------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth               0.75%        0.04%         0.00%              0.79%
Fund, Inc.
----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                        0.25%        0.01%         0.00%              0.26%
----------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund-                     0.43%        0.35%         0.00%              0.78%
Appreciation Portfolio (formerly, Dreyfus
Variable Investment Fund - Capital
Appreciation Portfolio)
----------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund- Growth &            0.75%        0.04%         0.00%              0.79%
Income Portfolio
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                  0.48%        0.08%         0.00%              0.56%
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                         0.58%        0.07%         0.00%              0.65%
----------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                    0.58%        0.11%         0.00%              0.69%
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                       0.73%        0.14%         0.00%              0.87%
----------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio               0.53%        0.09%         0.00%              0.62%
----------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio                0.58%        0.07%         0.00%              0.65%
----------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities                 0.58%        0.10%         0.00%              0.68%
Portfolio
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation             0.65%        0.04%         0.25%              0.94%
Portfolio: Service Shares
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology                0.65%        0.13%         0.25%              1.03%
Portfolio: Service Shares
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth             0.65%        0.11%         0.25%              1.01%
Portfolio: Service Shares
----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth Portfolio                 0.84%        0.08%         0.00%              0.92%
----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio               0.85%        0.15%         0.00%              1.00%
----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Limited Maturity Bond            0.65%        0.11%         0.00%              0.76%
Portfolio
----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio               0.80%        0.07%         0.00%              0.87%
----------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                        0.60%        0.14%         0.00%              0.74%
----------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                             0.50%        0.15%         0.00%              0.65%
----------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                0.39%        0.15%         0.00%              0.54%
----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                0.58%        0.14%         0.00%              0.72%
----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Mid Cap Index Fund                    0.88%        0.15%         0.00%              1.03%
----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi Sector Bond Fund                0.75%        0.15%         0.00%              0.90%
----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Growth Fund                 1.10%        0.20%         0.00%              1.30%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                MANAGEMENT      OTHER            12b-1        TOTAL MUTUAL
                                                   FEES        EXPENSES          FEES         FUND EXPENSES
----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                  0.90%        0.15%         0.00%              1.05%
----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                    0.98%        0.17%         0.00%              1.15%
----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Growth Fund                 0.90%        0.10%         0.00%              1.00%
----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -                  0.66%        0.01%         0.00%              0.67%
Oppenheimer Aggressive Growth Fund/VA
----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -                  0.72%        0.01%         0.00%              0.73%
Oppenheimer Bond Fund/VA
----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -                  0.67%        0.02%         0.00%              0.69%
Oppenheimer Global Securities Fund/VA
----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -                  0.68%        0.02%         0.00%              0.70%
Oppenheimer Capital Appreciation Fund/VA
(formerly, Oppenheimer Variable Account
Funds - Oppenheimer Growth Fund)
----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -                  0.73%        0.05%         0.00%              0.78%
Oppenheimer Main Street Growth & Income
Fund/VA
----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -                  0.72%        0.01%         0.00%              0.73%
Oppenheimer Multiple Strategies Fund/VA
----------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                      1.00%        0.14%         0.00%              1.14%
(formerly, Strong Special Fund II, Inc.)
----------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. -               1.00%        0.14%         0.00%              1.14%
Strong Discovery Fund II, Inc.
----------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. -               1.00%        0.16%         0.00%              1.16%
International Stock Fund II
----------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -             0.45%        0.98%         0.00%              1.43%
Emerging Markets Debt Portfolio (formerly,
Morgan Stanley Dean Witter Universal
Funds, Inc. - Emerging Markets Debt
Portfolio)
----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -                   1.00%        0.22%         0.00%              1.22%
Worldwide Bond Fund
----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -                   1.00%        0.34%         0.00%              1.34%
Worldwide Emerging Markets Fund
----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -                   1.00%        0.26%         0.00%              1.26%
Worldwide Hard Assets Fund
----------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust -                    0.97%        0.13%         0.00%              1.10%
Morgan Stanley Real Estate Securities
Portfolio
----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - International                  1.00%        0.32%         0.00%              1.32%
Equity Portfolio
----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Global Post-Venture            1.07%        0.33%         0.00%              1.40%
Capital Portfolio (formerly, Warburg
Pincus Trust - Post-Venture Capital
Portfolio)
----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Small Company                  0.90%        0.24%         0.00%              1.14%
Growth Portfolio
----------------------------------------------------------------------------------------------------------------



The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


--------------------------------------------------------------------------------------------------------------------
                                                      Management        Other       12b-1       Total Underlying
                                                         Fees          Expenses     Fees       Mutual Fund Expenses
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                     0.48%          0.09%        0.00%            0.57%
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                            0.58%          0.08%        0.00%            0.66%
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                          0.73%          0.18%        0.00%            0.91%
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                  0.53%          0.10%        0.00%            0.63%
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio                   0.58%          0.09%        0.00%            0.67%
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio          0.58%          0.11%        0.00%            0.69%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Mid-Cap Index Fund                       0.88%          0.86%        0.00%            1.74%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi Selector Bond Fund                 0.75%          0.27%        0.00%            1.02%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Growth Fund                    1.10%          1.30%        0.00%            2.40%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                     0.90%          0.37%        0.00%            1.27%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Growth Fund                    0.90%          0.33%        0.00%            1.23%
--------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging       0.80%          0.98%        0.00%            1.78%
Markets Debt Portfolio (formerly, Morgan Stanley
Dean Witter Universal Funds, Inc. - Emerging
Markets Debt Portfolio)
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide            1.00%          0.54%        0.00%            1.54%
Emerging Markets Fund
--------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley        1.00%          0.13%        0.00%            1.13%
Real Estate Securities Portfolio
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Global Post-Venture Capital       1.25%          0.00%        0.33%            1.58%
Portfolio (formerly, Warburg Pincus Trust -
Post-Venture Capital Portfolio)
--------------------------------------------------------------------------------------------------------------------

SYNOPSIS OF THE POLICIES

The policy offered by this prospectus provides for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

PREMIUMS

The minimum initial premium for which a policy may be issued is equal to the minimum monthly premium. The initial premium is shown on the policy data page. Each premium payment must be at least equal to the minimum monthly premium.

Additional premium payments may be made at any time while the policy is in force, subject to certain restrictions (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

RIDERS

A rider may be added to the policy (availability varies by state).

Riders currently include:

o        Maturity Extension Endorsement;
o        Spouse Rider;
o        Child Rider;
o        Waiver of Monthly Deductions Rider;
o        Accidental Death Benefit Rider;
o        Base Insured Term Rider;
o        Accelerated Death Benefit Rider;
o        Change of Insured Rider; and
o        Guaranteed Minimum Death Benefit Rider.

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of Nationwide.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The policies are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For policies issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.


INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VLI Separate Account-2 is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on May 7, 1987, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen by the policy owner.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. The underlying mutual fund options are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy may be converted to a substantially comparable general account life insurance policy offered by Nationwide. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the conversion. Nationwide will not require evidence of insurability for this conversion.

The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the policy converted on the date of the conversion.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible before the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

         1. shares of a current underlying mutual fund option are no longer available for investment; or

         2. further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC and state insurance departments.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks.

Under exemptive and exclusionary provisions, Nationwide's general account has not been registered under the Securities Act of 1933 and has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interest therein is subject to the provisions of these Acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

Premium payments will be allocated to the fixed account by election of the policy owner.

The investment income earned by the fixed account will be allocated to the policies at varying rate(s) set by Nationwide. The guaranteed rate for any premium payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 4.0% per year.

Any interest in excess of 4.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 4.0% for any given year.

New premium payments deposited to the contract which are allocated to the fixed account may receive a different rate if interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR ISSUANCE OF A POLICY

This policy provides life insurance coverage with the flexibility to vary the amount and frequency of premium payments. Minimum requirements for policy issuance include:

         o        the insured must be age 80 or younger;

         o Nationwide may require satisfactory evidence of insurability (including a medical exam); and

         o a minimum specified amount $50,000 ($100,000 in Pennsylvania and New Jersey).

Premium Payments

Each premium payment must be at least equal to the minimum monthly premium. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

         o Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk.

         o During the first 3 policy years, the total premium payments, less any policy indebtedness, less any partial surrenders, less any partial surrender fee, must be greater than or equal to the minimum premium requirement in order to guarantee the policy remain in force. (The minimum premium requirement is shown on the policy data page.)

         o Premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded.

         o Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

PRICING

Premiums will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                o        Independence Day
o        Martin Luther King, Jr. Day   o        Labor Day
o        Presidents' Day               o        Thanksgiving
o        Good Friday                   o        Christmas
o        Memorial Day

Nationwide also will not price premium payments if:

         (1)      trading on the New York Stock Exchange is restricted;

         (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

         (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the policy owner would not have access to their account.

POLICY CHARGES

SALES LOAD

Nationwide deducts a sales load from each premium payment received. It is guaranteed not to exceed 3.5% of each premium payment. Currently, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the break point premium. The break point premium is located on the policy data page.

The total sales load actually deducted from any policy will be equal to the sum of this front-end sales load plus any sales surrender charge.


TAX EXPENSE CHARGE


A charge equal to 3.5% is deducted from all premium payments when the premium payments are received in order to compensate Nationwide for certain administrative expenses which are incurred by Nationwide for taxes, which include premium or other taxes imposed by various state and local jurisdictions, as well as federal taxes imposed under Section 848 of the Internal Revenue Code. The amount charged may be more or less than the amount actually assessed by the state in which a particular policy owner lives.

Nationwide does not expect to make a profit from these charges.

SURRENDER CHARGES

Nationwide deducts a surrender charge from the cash value of any policy surrendered during the first nine years. The charge will be deducted proportionally from the cash value in each sub-account and the fixed account. The maximum initial surrender charge varies by issue age, sex, specified amount and underwriting classification. The surrender charge is calculated based on the initial specified amount.

The following tables illustrate the maximum initial surrender charge per $1,000 of initial specified amount for policies which are issued on a standard basis (see Appendix B for specific examples).

               INITIAL SPECIFIED AMOUNT $50,000-$99,999
      --------------------------------------------------------
                  Male       Female
      Issue       Non-        Non-         Male       Female
       Age       Tobacco     Tobacco     Standard    Standard
      --------------------------------------------------------
        25       $7.776       $7.521      $8.369      $7.818
      --------------------------------------------------------
        35       $8.817       $8.398      $9.811      $8.891
      --------------------------------------------------------
        45      $12.191      $11.396     $13.887     $12.169
      --------------------------------------------------------
        55      $15.636      $14.011     $18.415     $15.116
      --------------------------------------------------------
        65      $22.295      $19.086     $26.577     $20.641
      --------------------------------------------------------

                   INITIAL SPECIFIED AMOUNT $100,000+
      --------------------------------------------------------
                  Male       Female
      Issue       Non-        Non-         Male       Female
       Age       Tobacco     Tobacco     Standard    Standard
      --------------------------------------------------------
         25       $5.776     $5.521      $6.369      $5.818
      --------------------------------------------------------
         35       $6.817     $6.398      $7.811      $6.891
      --------------------------------------------------------
         45       $9.691     $8.896     $11.387      $9.669
      --------------------------------------------------------
         55      $13.136    $11.511     $15.915     $12.616
      --------------------------------------------------------
         65      $21.295    $18.086     $25.577     $19.641
      --------------------------------------------------------

The surrender charge is comprised of two components:

         o        an underwriting component; and

         o        sales component.

The underwriting component varies by issue age in the following manner:

                         $1,000 OF INITIAL SPECIFIED AMOUNT
              -------------------------------------------------------
              Issue          Specified           Specified Amounts
               Age          Amounts less         $100,000 or more
                           than $100,000
              -------------------------------------------------------
                0-35           $6.00                  $4.00
              -------------------------------------------------------
                36-55          $7.50                  $5.00
              -------------------------------------------------------
                56-80          $7.50                  $6.50
              -------------------------------------------------------

The underwriting component is designed to cover the administrative expenses associated with underwriting and issuing policies, including the costs of:

         o        processing applications;

         o        conducting medical exams;

         o        determining insurability and the insured's underwriting class;
                  and

         o        establishing policy records.

The remainder of the surrender charge that is not attributable to the underwriting component represents the sales component. In no event will this component exceed 26 1/2% of the lesser of the Guideline Level Premium required in the first year or the premiums actually paid in the first year. The purpose of the sales component is to reimburse Nationwide for expenses incurred in the distribution of the policies.

The surrender charge may be insufficient to recover certain expenses related to the sale of the policies. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from mortality and expense risk charges. Additional premiums and/or income earned on assets in the variable account have no effect on these charges.

REDUCTIONS TO SURRENDER CHARGES

Surrender charges are reduced in subsequent policy years as follows:

---------------------------------------------------
    COMPLETED         SURRENDER CHARGE AS A % OF
   POLICY YEARS       INITIAL SURRENDER CHARGES
---------------------------------------------------
        0                        100%
---------------------------------------------------
        1                        100%
---------------------------------------------------
        2                        90%
---------------------------------------------------
        3                        80%
---------------------------------------------------
        4                        70%
---------------------------------------------------
        5                        60%
---------------------------------------------------
        6                        50%
---------------------------------------------------
        7                        40%
---------------------------------------------------
        8                        30%
---------------------------------------------------
        9+                        0%
---------------------------------------------------

The surrender charge is reduced by any partial surrender charge actually paid on previous decreases in specified amount.

For the initial specified amount, a completed policy year (in the chart above) is measured from the issue date. For any increase in specified amount, a completed policy year (in the chart above) is measured from the effective date of the increase.

Special guaranteed maximum surrender charges apply in Pennsylvania (see Appendix
B).

MONTHLY COST OF INSURANCE CHARGE

The cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. The net amount at risk is the difference between the death benefit and the policy's cash value, each calculated at the beginning of the policy month. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

If Death Benefit Option 1 is in effect and there have been increases in the specified amount, then the cash value will first be considered a part of the initial specified amount. If the cash value exceeds the initial specified amount, it will then be considered a part of the additional increases in specified amount resulting from the increases in the order of the increases.

Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies issued on specified amounts less than $100,000 are based on the 1980 Commissioner's Extended Term Mortality Table, Age Last Birthday (1980 CET). Guaranteed cost of insurance rates for policies issued on specified amounts $100,000 or more are based on the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the guaranteed cost of insurance rate on a standard basis. These mortality tables are sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco.

For policies issued in Texas on a standard basis ("Special Class - Standard" in Texas), guaranteed cost of insurance rates for specified amounts less than $100,000 are based on 130% of the 1980 CSO.

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "non medical" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a non medical basis, actual rates will be higher than the current cost of insurance rates being charged under policies that are medically underwritten.

MONTHLY ADMINISTRATIVE CHARGE

Nationwide deducts an administrative expense charge proportionately to the cash value in each sub-account and the fixed account on a monthly basis. This charge reimburses Nationwide for certain actual expenses related to maintenance of the policies including accounting and record keeping, and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently, this charge is $12.50 per month in the first year, $5 per month in renewal years. Nationwide may, at its sole discretion, increase this charge. However, Nationwide guarantees that this charge will never exceed $25 per month in the first year and $7.50 per month in renewal years.

INCREASE CHARGE

The increase charge is deducted proportionally from the cash value in the sub-accounts and the fixed account when the policy owner requests an increase in the specified amount. It is used to cover the cost of underwriting the requested increase and processing and distribution expenses related to the increase.

The increase charge is comprised of two components: underwriting and administration; and sales. The underwriting and administration component is $1.50 per year per $1,000. The sales component is equal to $0.54 per year per $1000. Nationwide does not expect to realize a profit from this charge.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.

Nationwide deducts the mortality and expense risk charge from the variable account on a daily basis. The charge is equivalent to an annual effective rate of 0.80% of the daily net assets of the variable account. Each policy anniversary starting on the 10th anniversary, if the cash surrender value is $25,000 or more, the mortality and expense risk charge is reduced to 0.50% on an annual basis. Policy owners receive quarterly and annual statements, advising policy owners of the cancellation of accumulation units for mortality and expense risk charges.

For policies issued in New York, the reduction occurs regardless of the cash surrender value.

All charges are guaranteed. Nationwide may realize a profit from policy charges.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred.

REDUCTION OF CHARGES

The policy is available for purchase by individuals, corporations and other groups. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, monthly administrative charge, monthly cost of insurance charge, or other charges), where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to Nationwide. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by Nationwide, (including employees of Nationwide and their families).

Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:

         o        the number of insureds;

         o        the total premium expected to be paid;

         o        total assets under management for the policy owner;

         o        the nature of the relationship among individual insureds;

         o        the purpose for which the policies are being purchased;

         o        the expected persistency of individual policies; and

         o any other circumstances which are rationally related to the expected reduction in expenses.

The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to policy owners which reflects differences in costs of services.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. Nationwide may require the policy owner's signature to be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, Nationwide may require additional documentation of a customary nature.

Cash Surrender Value

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

Partial Surrenders

After the policy has been in force for one year, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

         1)       the minimum partial surrender is $500;

         2) partial surrenders may not reduce the specified amount to less than $50,000;

         3) after a partial surrender, the cash surrender value is greater than $500 or an amount equal to three times the current monthly deduction if higher;

         4) maximum total partial surrenders in any policy year are limited to 10% of the total premium payments. Currently, this requirement is waived beginning in the 15th year if the cash surrender value is $10,000 or more after the withdrawal; and

         5) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Under Death Benefit Option 1, the specified amount is reduced by the amount of the partial surrender, unless the death benefit is based on the applicable percentage of cash value. In that case, a partial surrender will decrease the specified amount by the amount the partial surrender exceeds the difference between the death benefit and specified amount.

Surrenders charges are waived for partial surrenders that satisfy the above conditions. Certain partial surrenders may result in currently taxable income and tax penalties.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax advisor.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

         (1)      the value each year of the life insurance protection provided;

         (2)      an amount equal to any employer-paid premiums; or

         (3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals the cash value on the preceding valuation date plus any net premium applied since the previous valuation date, minus any partial surrenders, plus or minus any investment results, minus any surrender charge for decreases in specified amount, and less any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

ERROR IN AGE OR SEX

If the age or sex of the insured has been misstated, the death benefit and cash value will be adjusted. The cash value will be adjusted to reflect the cost of insurance charges on the correct age and sex from the policy date.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured and names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

After the first policy year, the policy owner may request an increase to the specified amount.

Any increase will be subject to the following conditions:

         1.       the request must be applied for in writing;

         2.       satisfactory evidence of insurability must be provided;

         3.       the increase must be for a minimum of $10,000;

         4. the cash surrender value is sufficient to continue the policy in force for at least 3 months; and

         5.       age limits are the same as for a new issue.

Any approved increase will have an effective date of the monthly anniversary day on or next following the date Nationwide approves the supplemental application. Nationwide reserves the right to limit the number of specified amount increases to one each policy year.

Specified Amount Decreases

After the first policy year, the policy owner may also request a decrease to the specified amount. Any approved decrease will be effective on the monthly anniversary day on or next following the date Nationwide receives the request. Any such decrease shall reduce insurance in the following order:

         1.       against insurance provided by the most recent increase;

         2.       against the next most recent increases successively; and

         3.       against insurance provided under the original application.

Nationwide reserves the right to limit the number of specified amount decreases to one each policy year. Nationwide will refuse a request for a decrease which would:

         1. reduce the specified amount to less than $50,000 ($100,000 in New Jersey and Pennsylvania); or

         2.       disqualify the policy as a contract for life insurance.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE


Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, than converted into accumulation units. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.


Premiums allocated to sub-accounts on the application will be allocated to the NSAT Money Market Fund during the period that a policy owner can cancel the policy, unless specific state require premiums to be allocated to the fixed account. At the expiration of this cancellation period, these premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).

The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus. Net premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Transfers").

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period. Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period. The number of accumulation units will not change as a result of investment experience.

NET INVESTMENT FACTOR

Net investment factor is determined by dividing (a) by (b) and subtracting (c) from the result where:

         (a)      is:

                  (1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

                  (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the "ex-dividend" date occurs during the current valuation period).

         (b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period.

         (c) is a factor representing the daily mortality and expense risk charge. This factor is equal to an annual rate of 0.80% of the daily net assets of the variable account. Each policy anniversary starting on the 10th the mortality and expense risk charge is reduced to 0.50% on an annual basis of the daily net assets of the variable account if the cash surrender value is $25,000 or more each anniversary. For policies issued in New York, the charge is reduced regardless of the cash surrender value on each anniversary.

The net investment factor may be greater or less than one; therefore, the value of an accumulation unit may increase or decrease. Currently, Nationwide does not maintain a tax reserve with respect to the policies since income with respect to the underlying mutual funds is not taxable to Nationwide or the variable account. Nationwide reserves the right to adjust the calculation of the net investment factor to reflect a tax reserve should such income of other items become taxable to Nationwide. It should be noted that changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares, because of the deduction for mortality and expense risk charge, and any charge or credit for tax reserves.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 4%. (For a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans.") Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

Policy owners can transfer 100% of allocations without penalty or adjustment subject to the following conditions:

o Nationwide reserves the right to restrict transfers between the fixed account and the sub-accounts to one per policy year.

o Transfers made to the fixed account may not be made in the first policy year.

o Nationwide reserves the right to restrict transfers from the fixed account to 25% of the cash value attributable to the fixed account.

o Nationwide reserves the right to restrict transfers to the fixed account to 25% of cash value.

Transfer Requests

Nationwide will accept transfer requests in writing or over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to policy owners.

Market-Timing Firms

Some policy owners may use market-timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market-timing firms will submit transfer requests on behalf of multiple policy owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage policy owners not using market-timing firms. To avoid this, Nationwide may modify the transfer rights of policy owners who use market-timing firms (or other third parties) to initiate transfers on their behalf.

The transfer rights of individual policy owners will not be modified in any way when instructions are submitted directly by the policy owner, or by the policy owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect policy owners, Nationwide may refuse transfer requests:

         o submitted by any agent acting under a power of attorney on behalf of more than one policy owner; or

         o submitted on behalf of individual policy owners who have executed pre-authorized exchange forms which are submitted by market-timing firms (or other third parties) on behalf of more than one policy owner at the same time.

Nationwide will not restrict transfer rights unless Nationwide believes it to be necessary for the protection of all policy owners.

RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:

         o        10 days after receiving the policy;

         o        45 days after signing the application; or

         o 10 days after Nationwide delivers a Notice of Right of Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within seven days after it receives the policy. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

The policy owner may take a policy loan at any time after the first policy year using the policy as security. Maximum policy indebtedness is limited to 90% of the cash value of the variable account, less any surrender charges, less interest due on the next policy anniversary.

For policies issued in Texas, maximum policy indebtedness is limited to 90% of the cash value in the sub-accounts and 100% of the cash value in the fixed account, less surrender charges and interest due on the next policy anniversary.

Nationwide will not grant a loan for an amount less than $200. Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties.

A policy owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing. The amount of the payments necessary to prevent the policy from lapsing will increase with age.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

INTEREST

Currently, policy loans are credited with an annual effective rate of 5.1% during policy years 2 through 14 and an annual effective rate of 6% during the 15th and subsequent policy years. Nationwide guarantees the rate will never be lower than 5.1%. Nationwide may change the current interest crediting rate on policy loans at any time at its sole discretion. The loan interest rate is 6% per year for all policy loans.

If it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to a variable account or the fixed account on each policy anniversary, at the time a new loan is requested or at the time of loan repayment. It will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness exceeds the cash value less any surrender charges, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value less any surrender charges plus an amount sufficient to continue the policy in force for 3 years.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50. Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.

Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual fund options: Fidelity VIP High Income Portfolio; NSAT Government Bond Fund; Neuberger Berman AMT - Limited Maturity Bond Portfolio; and the NSAT Money Market Fund.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

At issue, the policy owner selects the specified amount.

While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The policy owner may choose one of two death benefit options:

OPTION 1: The death benefit will be the greater of the specified amount or the applicable percentage of cash value. Under Option 1 the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, please see the illustrations.

OPTION 2: The death benefit will be the greater of the specified amount plus the cash value, or the applicable percentage of cash value and will vary directly with the investment performance.

The term "applicable percentage" means:

         1. 250% when the insured is attained age 40 or less at the beginning of a policy year, and

         2. when the insured is above attained age 40, the percentage shown in the "Applicable Percentage of Cash Value Table."

                                    APPLICABLE PERCENTAGE OF CASH VALUE TABLE
         ---------------------------------------------------------------------------------------------
           ATTAINED     PERCENTAGE OF     ATTAINED     PERCENTAGE OF     ATTAINED     PERCENTAGE OF
              AGE         CASH VALUE         AGE         CASH VALUE         AGE        CASH VALUE
         ---------------------------------------------------------------------------------------------
             0-40            250%            60             130%            80            105%
         ---------------------------------------------------------------------------------------------
              41             243%            61             128%            81            105%
         ---------------------------------------------------------------------------------------------
              42             236%            62             126%            82            105%
         ---------------------------------------------------------------------------------------------
              43             229%            63             124%            83            105%
         ---------------------------------------------------------------------------------------------
              44             222%            64             122%            84            105%
         ---------------------------------------------------------------------------------------------

         ---------------------------------------------------------------------------------------------
              45             215%            65             120%            85            105%
         ---------------------------------------------------------------------------------------------
              46             209%            66             119%            86            105%
         ---------------------------------------------------------------------------------------------
              47             203%            67             118%            87            105%
         ---------------------------------------------------------------------------------------------
              48             197%            68             117%            88            105%
         ---------------------------------------------------------------------------------------------
              49             191%            69             116%            89            105%
         ---------------------------------------------------------------------------------------------

         ---------------------------------------------------------------------------------------------
              50             185%            70             115%            90            105%
         ---------------------------------------------------------------------------------------------
              51             178%            71             113%            91            104%
         ---------------------------------------------------------------------------------------------
              52             171%            72             111%            92            103%
         ---------------------------------------------------------------------------------------------
              53             164%            73             109%            93            102%
         ---------------------------------------------------------------------------------------------
              54             157%            74             107%            94            101%
         ---------------------------------------------------------------------------------------------

         ---------------------------------------------------------------------------------------------
              55             150%            75             105%            95            100%
         ---------------------------------------------------------------------------------------------
              56             146%            76             105%
         ---------------------------------------------------------------------------------------------
              57             142%            77             105%
         ---------------------------------------------------------------------------------------------
              58             138%            78             105%
         ---------------------------------------------------------------------------------------------
              59             134%            79             105%
         ---------------------------------------------------------------------------------------------

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may elect to change the death benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary day following the date the change is approved by Nationwide.

If the change is from Option 1 to Option 2, the specified amount will be decreased by the amount of the cash value. Nationwide may require evidence of insurability for a change from Option 1 to Option 2. If the change is from Option 2 to Option 1, the specified amount will be increased by the amount of the cash value.

A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the current maximum premium limitations under
Section 7702 of the Internal Revenue Code.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age or Sex," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the insured's lifetime for 2 years from the policy date. For any increase in specified amount requiring evidence of insurability, Nationwide will not contest payment of the death proceeds based on such an increase after it has been in force during the insured's lifetime for 2 years from its effective date.

SUICIDE

If the insured dies by suicide, while sane or insane, within two years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness. If the insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount,

Nationwide will pay no more than the amount paid for the additional benefit.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 95th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

EXCHANGE RIGHTS

The policy owner may exchange the policy for a flexible premium adjustable life insurance policy offered by Nationwide on the policy date. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the policy date. No evidence of insurability will be required.

The policy owner and beneficiary under the new policy will be the same as those under the exchanged policy on the effective date of the exchange. The new policy will have a death benefit on the exchange date not more than the death benefit of the original policy immediately prior to the exchange date. The new policy will have the same policy date and issue age as the original policy. The initial specified amount and any increases in specified amount will have the same rate class as those of the original policy. Any indebtedness may be transferred to the new policy.

The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two policies. After adjustment, if any excess is owed the policy owner, Nationwide will pay the excess to the policy owner in cash. The exchange may be subject to federal income tax withholding (see "Income Tax Withholding").

GRACE PERIOD

First Three Policy Years

The policies will not lapse during the first three policy years provided that on each monthly anniversary day (1) is greater than or equal to (2), where:

         (1) Is the sum of all premiums paid to date minus any policy indebtedness, minus any partial surrenders, and minus any partial surrender fee; and

         (2) Is the sum of monthly minimum premiums required since the minimum premium, including the monthly minimum premium for the current monthly anniversary day.

If (1) is less than (2) and the cash surrender value is less than zero, a grace period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient premium to satisfy the minimum premium requirement. If sufficient premium is not paid by the end of the grace period, the Policy will lapse without value. In any event, the Policy will not lapse as long as there is a positive cash surrender value.

Policy Years Four and After

If the cash surrender value on a monthly anniversary day is not sufficient to cover the current policy charges, a grace period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient premium to cover the current policy charges due, plus an amount equal to three times the current monthly deduction.

All Policy Years

Nationwide will send a notice at the start of the grace period to the policy owner's last known address. If the insured dies during the grace period, Nationwide will pay the death proceeds.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

         1. submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

         2.       providing evidence of insurability satisfactory to Nationwide;


         3. paying an amount of premium equal to the minimum monthly premiums missed since the beginning of the grace period, if the policy terminated to the first 3 policy years;


         4. paying sufficient premium to cover all policy charges that were due and unpaid during the grace period if the policy terminated in the fourth or later policy year;

         5. paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

         6. paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary day on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the lesser of:

         1.       the cash value at the end of the grace period; or

         2. the surrender charge for the policy year in which the policy was reinstated.

Amounts allocated to underlying mutual funds at the start of the grace period will be reinstated, unless the policy owner provides otherwise.

TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums. The Internal Revenue Code states that taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals) are subject to federal income taxes in a manner similar to the way annuities are taxed. Modified endowment contract distributions are defined by the Internal Revenue Code as amounts not received as an annuity and are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2 or disabled or the distribution is part of an annuity to the policy owner as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual", as that term is defined in the Internal Revenue Code, are excludable from gross income.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. Nationwide will monitor premiums paid and will notify the policy owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts such as the variable account be adequately diversified. Regulations under

817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or Nationwide pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance. A total surrender or cancellation of the policy by lapse or the maturity of the policy on its Maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy Indebtedness exceeds the premiums paid into the policy, the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a modified endowment contract are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is 31% of the income that is distributed and will arise if no Taxpayer Identification Number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

FEDERAL ESTATE AND GENERATION-SKIPPING TRANSFER TAXES


The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2000, an estate of less than $625,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.


When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.

Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Treasury Department, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisors regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual Taxpayer Identification Number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper Individual Taxpayer Identification Number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includible in the recipient's gross income for United States federal income tax purposes, Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no Taxpayer Identification Number, or an incorrect Taxpayer Identification Number, is provided.

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the Death Proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advise, and should not take the place of your independent legal, tax and/or financial advisor.

LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

o an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

o annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

o statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the District Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide and American Century. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. In January 2000 Nationwide and American Century settled this lawsuit now limited to the claims of the two named plaintiffs. On February 9, 2000 the court dismissed this lawsuit with prejudice.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified.

On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.


EXPERTS

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

REGISTRATION STATEMENT

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable account, Nationwide, and the policies offered hereby. Statements contained in this prospectus as to the content of policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

DISTRIBUTION OF THE POLICIES


The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, NISC. NISC was organized as an Oklahoma corporation on March 19, 1974. NISC is a wholly owned subsidiary of Nationwide and a member of the NASD.

NISC acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:


         o        Nationwide Multi-Flex Variable Account;
         o        Nationwide VLI Separate Account-2;
         o        Nationwide VLI Separate Account-3;
         o        Nationwide VLI Separate Account-4;
         o        Nationwide VLI Separate Account-5;

         o        Nationwide DC Variable Account;
         o        Nationwide DCVA-II;
         o        NACo Variable Account;

         o        Nationwide Variable Account;
         o        Nationwide Variable Account-II;
         o        Nationwide Variable Account-5;
         o        Nationwide Variable Account-6;
         o        Nationwide Variable Account-8;
         o        Nationwide Variable Account-9;
         o        Nationwide Variable Account-10;

         o        Nationwide Variable Account-11;

         o        Nationwide VA Separate Account-A;
         o        Nationwide VA Separate Account-B;
         o        Nationwide VA Separate Account-C;
         o        Nationwide VL Separate Account-A;
         o        Nationwide VL Separate Account-B;
         o        Nationwide VL Separate Account-C; and
         o        Nationwide VL Separate Account-D.

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by the General Distributor will not exceed 80% of the target premium plus 4% of any excess premium payments. Gross renewal commissions in years 2 through 10 paid by Nationwide will not exceed 4% of actual premium payment, and will not exceed 1% in policy years 11 and thereafter.

NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------



                                                                     POSITIONS AND OFFICES
 NAME AND BUSINESS ADDRESS                                              WITH UNDERWRITER
 ------------------------------------------------------------------------------------------------------------------
 Joseph J. Gasper                                              Chairman of the Board and Director
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Dimon R. McFerson                                     Chairman and Chief Executive Officer and Director
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Richard A. Karas                                                  Vice Chairman and Director
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Duane C. Meek                                                             President
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Philip C. Gath                                                             Director
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Susan A. Wolken                                                            Director
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Robert A. Oakley                                      Executive Vice President - Chief Financial Officer
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Robert J. Woodward, Jr.                              Executive Vice President - Chief Investment Officer
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Mark R. Thresher                                             Senior Vice President and Treasurer
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Barbara J. Shane                                             Vice President - Compliance Officer
 Two Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Alan A. Todryk                                                    Vice President - Taxation
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 John F. Delaloye                                                     Assistant Secretary
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Glenn W. Soden                                                       Assistant Secretary
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 E. Gary Berndt                                                       Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Duane M. Campbell                                                    Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Terry C. Smetzer                                                     Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

Nationwide serves as depositor for the following separate investment accounts, each of which is a registered investment company:

         o        Nationwide Variable Account;
         o        Nationwide Variable Account-II;
         o        Nationwide Variable Account-3;
         o        Nationwide Variable Account-4;
         o        Nationwide Variable Account-5;
         o        Nationwide Variable Account-6;
         o        Nationwide Fidelity Advisor Variable Account;
         o        Nationwide Variable Account-8;
         o        Nationwide Variable Account-9;

         o        Nationwide Variable Account-10;
         o        Nationwide Variable Account-11;

         o        MFS Variable Account;
         o        Nationwide Multi-Flex Variable Account;
         o        Nationwide VLI Separate Account;
         o        Nationwide VLI Separate Account-2;
         o        Nationwide VLI Separate Account-3;
         o        Nationwide VLI Separate Account-4;

         o        Nationwide VLI Separate Account-5;

         o        NACo Variable Account;
         o        Nationwide DC Variable Account; and the
         o        Nationwide DCVA-II.

Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted. Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies. As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares its home office, other facilities and equipment with Nationwide Mutual Insurance Company.

COMPANY MANAGEMENT


Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide group of companies. The companies listed above have substantially common boards of directors and officers.


Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide. NFS serves as a holding company for other financial institutions. Nationwide is the sole owner of Nationwide Life and Annuity Insurance Company.


Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide group of companies. Messrs. McFerson, Gasper, Woodward and Ms. Thomas are also trustees of one or more of the registered investment companies distributed by NISC, a registered broker-dealer affiliated with the Nationwide group of companies.

DIRECTORS OF NATIONWIDE
--------------------------------------------------------------------------------


DIRECTORS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS             POSITIONS AND OFFICES
          ADDRESS                           WITH DEPOSITOR        PRINCIPAL OCCUPATION
----------------------------------------------------------------------------------------------------------------------
Lewis J. Alphin                                Director           Farm Owner and Operator, Bell Farms (1)
519 Bethel Church Road
Mount Olive, NC 28365-6107
----------------------------------------------------------------------------------------------------------------------
A. I. Bell                                     Director           Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701
----------------------------------------------------------------------------------------------------------------------
Kenneth D. Davis                               Director           Farm Owner and Operator (1)
7229 Woodmansee Road
Leesburg, OH 45135
----------------------------------------------------------------------------------------------------------------------
Keith W. Eckel                                 Director           Partner, Fred W. Eckel Sons; President, Eckel
1647 Falls Road                                                   Farms, Inc. (1)
Clarks Summit, PA 18411
----------------------------------------------------------------------------------------------------------------------
Willard J. Engel                               Director           Retired General Manager, Lyon County Co-operative
301 East Marshall Street                                          Oil Company (1)
Marshall, MN 56258
----------------------------------------------------------------------------------------------------------------------
Fred C. Finney                                 Director           Owner and Operator, Moreland Fruit Farm; Operator,
1558 West Moreland Road                                           Melrose Orchard (1)
Wooster, OH 44691
----------------------------------------------------------------------------------------------------------------------
Joseph J. Gasper                      President and Chief         President and Chief Operating Officer, Nationwide
One Nationwide Plaza                  Operating Officer and       Life Insurance Company and Nationwide Life and
Columbus, OH 43215                    Director                    Annuity Insurance Company (2)
----------------------------------------------------------------------------------------------------------------------
Dimon R. McFerson                     Chairman and Chief          Chairman and Chief Executive Officer- (2)
One Nationwide Plaza                  Executive Officer and
Columbus, OH 43215                    Director
----------------------------------------------------------------------------------------------------------------------
David O. Miller                       Chairman of the Board and   President, Owen Potato Farm, Inc.; Partner, M&M
115 Sprague Drive                     Director                    Enterprises (1)
Hebron, OH 43025
----------------------------------------------------------------------------------------------------------------------
Yvonne L. Montgomery                           Director           Senior Vice President and General Manager, Public
Xerox Corporation                                                 Sector Worldwide/Document Solutions Group
Suite 200                                                         Xerox Corporation (2)
1401 H Street NW
Washington, DC 20007
----------------------------------------------------------------------------------------------------------------------
Ralph M. Paige                                 Director           Executive Director Federation of Southern
Federation of Southern                                            Cooperatives/Land Assistance Fund
Cooperatives/Land Assistance Fund
2769 Church Street
East Point, GA 30344
----------------------------------------------------------------------------------------------------------------------
James F. Patterson                             Director           Vice President, Pattersons, Inc.; President,
8765 Mulberry Road                                                Patterson Farms, Inc. (1)
Chesterland, OH 44026
----------------------------------------------------------------------------------------------------------------------
Arden L. Shisler                               Director           President and Chief Executive Officer, K&B
1356 North Wenger Road                                            Transport, Inc. (1)
Dalton, OH 44618
----------------------------------------------------------------------------------------------------------------------
Robert L. Stewart                              Director           Owner and Operator Sunnydale Farms and Mining (1)
88740 Fairview Road
Jewett, OH 43986
----------------------------------------------------------------------------------------------------------------------
Nancy C. Thomas                                Director           Co-owner, Thomas Farms (2)
1767D Westwood Avenue
Alliance, OH 44601
----------------------------------------------------------------------------------------------------------------------

         (1)      Principal occupation for last 5 years.
         (2) Prior to assuming this current position, held other executive management positions with the same or affiliated companies.


Each of the directors is a director of the other major insurance affiliates of the Nationwide group of companies except Mr. Gasper who is a director only of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. Messrs. McFerson and Gasper are directors of NISC, a registered broker-dealer.


Messrs. McFerson, Miller, Patterson, and Shisler are directors of Nationwide Financial Services, Inc. Mr. McFerson and Ms. Thomas are trustees of Nationwide Mutual Funds, a registered investment company. Messrs. McFerson, Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies. Mr. McFerson is trustee of Financial Horizons Investment Trust and Nationwide Mutual Funds, registered investment companies.

EXECUTIVE OFFICERS OF NATIONWIDE


-------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR                         OFFICES OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS
-------------------------------------------------------------------------------------------------------------------
Richard D. Headley                                Executive Vice President - Chief Information Technology Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert A. Oakley                                  Executive Vice President - Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                           Executive Vice President - Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
James E. Brock                                    Senior Vice President - Corporate Development
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Charles A. Bryan                                  Senior Vice President - Chief Actuary - Property and Casualty
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
John R. Cook, Jr.                                 Senior Vice President - Chief Communications Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
David A. Diamond                                  Senior Vice President - Corporate Controller
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Philip C. Gath                                    Senior Vice President - Chief Actuary - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Patricia R. Hatler                                Senior Vice President, General Counsel and Secretary
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
David K. Hollingsworth                            Senior Vice President
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
David R. Jahn                                     Senior Vice President - Commercial Insurance
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Donna A. James                                    Senior Vice President - Chief Human Resources Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR                         OFFICES OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS
-------------------------------------------------------------------------------------------------------------------
Richard A. Karas                                  Senior Vice President - Sales - Financial Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Gregory S. Lashutka                               Senior Vice President - Corporate Relations
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Edwin P. McCausland, Jr.                          Senior Vice President - Fixed Income Securities
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Mark D. Phelan                                    Senior Vice President - Technology Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Douglas C. Robinette                              Senior Vice President - Claims and Financial Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Mark R. Thresher                                  Senior Vice President - Finance - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Richard M. Waggoner                               Senior Vice President - Operations
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                   Senior Vice President - Product Management and Nationwide
One Nationwide Plaza                              Financial Marketing
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------



DIMON R. MCFERSON has been a Director since April 1988 and Chairman and Chief Executive Officer since April 1996. He was elected Chief Executive Officer in December 1992, and President and Chief Executive Officer in December 1993. He was President and General Manager of Nationwide Mutual Insurance Company from April 1988 to April 1991; President and Chief Operating Officer of Nationwide Mutual Insurance Company from April 1991 to December 1992; and President and Chief Executive Officer of Nationwide Mutual Insurance Company from December 1992 to April 1996. Mr. McFerson has been with Nationwide for 20 years.

JOSEPH J. GASPER has been President and Chief Operating Officer and Director of Nationwide since April 1996. Previously, he was Executive Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from April 1995 to April 1996. He was Senior Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from September 1993 to April 1995. Prior to that time, Mr. Gasper held numerous positions within Nationwide. Mr. Gasper has been with Nationwide for 33 years.

LEWIS J. ALPHIN has been a Director of Nationwide since 1993. Mr. Alphin owns and operates an 800-acre farm in Mt. Olive, NC. He taught agriculture business at James Sprunt Community Collegy in Kenansville, NC for more than 22 years before retiring in 1994. He is the former board chairman of the Cape Fear Farm Credit Association, a member and former vice president, secretary/treasurer, and director of the

Duplin County Agribusiness Council, and a former board member of the Southern States Cooperative (1986 to 1993). Mr. Alphin is a member of the Duplin County Farm Bureau, the North Carolina Farm Bureau, ad the Farm Credit Council. He is a member and former director of the Oak Wolfe Fire Department.


A. I. BELL has been a Director of Nationwide since April, 1998. Mr. Bell has served as a state trustee of the Ohio Farm Bureau Federation from 1991 to 1998 and as president that last four years. He oversees the Bell family farm in Zanesville, Ohio. The farm is the hub of a multi-family swine network, in addition to grain and beef operations. Mr. Bell has represented the Ohio Farm Bureau at state and national level activities, and has traveled internationally representing Ohio agriculture. In 1995, he was introduced into The Ohio State University Department of Animal Sciences Hall of Fame.


JAMES E. BROCK has been Senior Vice President - Corporate Development since July 1997. Previously, he was Senior Vice President - Company Operations from December 1996 to July 1997 and was also Senior Vice President - Life Company Operations from April 1996 to July 1997. Mr. Brock was Senior Vice President - Investment Products Operations from November 1990 to April 1996. Prior to that time, Mr. Brock held several positions within Nationwide. Mr. Brock has been with Nationwide for 30 years.

CHARLES A. BRYAN has been a Senior Vice President - Chief Actuary - Property and Casualty since 1998. Prior to joining Nationwide, Mr. Bryan was president, Chief Operating Officer of Direct Response Corporation from 1996 to 1998. Prior to that time, Mr. Bryan was a partner with Ernst & Young.

JOHN R. COOK, JR. has been Senior Vice President - Chief Communications Officer since May 1997. Previously, Mr. Cook was Senior Vice President - Chief Communications Officer of USAA from July 1989 to May 1997. Mr. Cook has been with Nationwide for 2 years.

KENNETH D. DAVIS has been a Director of Nationwide since April 1999. Mr. Davis is the immediate past president of the Ohio Farm Bureau Federation. He served as a member of the Ohio Farm Bureau Federation's board of trustees from 1989 until 1999. He served as first vice president of the board from 1994 until 1998. Mr. Davis serves on the board of directors of his local rural electric cooperatives and is a member of many agriculture organizations including the Ohio Corn Growers, Ohio Cattlemen's and Ohio Soybean associations.

DAVID A. DIAMOND has been Senior Vice President - Corporate Controller since August 1999. He was Vice President-Controller from August 1996 to August 1999. Previously, he was Vice President - Controller from October 1993 to August 1996. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 11 years.

KEITH W. ECKEL has been a Director of Nationwide since April 1996. Mr. Eckel is a partner of Fred W. Eckel Sons and president of Eckel Farms, Inc. in northeast Pennsylvania. He received the Master Farmer award from Penn State University in 1982. Mr. Eckel is a member of the Pennsylvania Agricultural Land Preservation Board. He is a former president of the Pennsylvania Farm Bureau, a position he held for 15 years, and the Lackawanna County Cooperative Extension Association. He has served as a board member and executive committee member of the American Farm Bureau Federation. He is a former vice president of the Pennsylvania Council of Cooperative Extension Associations and former board member of the Pennsylvania Vegetable Growers Association.

WILLARD J. ENGEL has been a Director of Nationwide since 1994. Mr. Engel served as general manager of Lyon County Co-Operative Oil Co. in Marshall, MN from 1975 to 1997, and occasionally serves on a consulting basis. He previously was a division manager of the Truman Farmers Elevator. He is a former director of the Western Co-op Transport in Montevideo, MN, a former director and legislative committee chairman of the Northwest Petroleum Association in St. Paul, and a former director of Farmland Industries in Kansas City.

FRED C. FINNEY has been a Director of Nationwide since 1992. Mr. Finney is the owner and operator of the Moreland Fruit Farm and operator of Melrose Orchard in Wooster, OH. He is past president of the Ohio Farm Bureau Federation, the Ohio Fruit Growers Society, Wayne County Farm Bureau, and the Westwood Ruritan Club. He is a member of the American Berry Cooperative.


PHILIP C. GATH has been Senior Vice President - Chief Actuary - Nationwide Financial since May 1998. Previously, Mr. Gath was Vice President - Product Manager - Individual Variable Annuity from July 1997 to May 1998. Mr. Gath was Vice President - Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 31 years.


PATRICIA R. HATLER has been Senior Vice President, General Counsel and Secretary since April 2000. Previously, she was Senior Vice President and General Counsel from July 1999 to April 2000. Prior to that time, she was General Counsel and Corporate Secretary of Independence Blue Cross from 1983 to July 1999.

DAVID K. HOLLINGSWORTH has been Senior Vice President - Multi Channel and Sponsor Relations since August 1999. Previously, he was Senior Vice President - Marketing from June 1999 to August 1999. Prior to that time, has held numerous positions within the Nationwide group of companies. Mr. Hollingsworth has been with Nationwide for 25 years.

DAVID R. JAHN has been Senior Vice President - Commercial Insurance since March 1998. Previously, he was Vice President - Property/Casualty Operations and Vice President - Resource Management from March 1996 to January 1998. Prior to that time, Mr. Jahn has held numerous positions within the Nationwide group of companies. Mr. Jahn has been with Nationwide for 28 years.

DONNA A. JAMES has been Senior Vice President - Chief Human Resources Officer since May 1999. She was Senior Vice President - Human Resources from December 1997 to May 1999. Previously she was Vice President - Human Resources from July 1996 to December 1997. Prior to that time, Ms. James was Vice President - Assistant to the CEO of Nationwide from March 1996 to July 1996. From May 1994 to March 1996 she was Associate Vice President - Assistant to the CEO for Nationwide. Previously Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 18 years.

RICHARD D. HEADLEY has been Executive Vice President - Chief Information Technology Officer since May 1999. He was Senior Vice President - Chief Information Technology Officer from October 1997 to May 1999. Previously, Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. From January 1975 until 1992 Mr. Headley held several positions with Banc One Corporation. Mr. Headly has been with Nationwide for 2 years.

RICHARD A. KARAS has been Senior Vice President - Sales - Financial Services since March 1993. Previously, he was Vice President - Sales - Financial Services from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 35 years.

GREGORY S. LASHUTKA has been Senior Vice President - Corporate Relations since January 2000. Previously, he was the Mayor of the City of Columbus (Ohio) from January 1992 to December 1999. From January 1986 to December 1991, Mr. Lashutka was a Partner with Squire, Sanders & Dempsey. From January 1978 to December 1985, he was City Attorney for the City of Columbus (Ohio).

EDWIN P. MCCAUSLAND, JR. has been Senior Vice President - Fixed Income Securities since 1999. Mr. McCausland has 29 years of experience in insurance investments beginning his career in 1970 with Connecticut Mutual Life Insurance Company. He joined Phoenix Mutual Life Insurance Company in 1981 as second Vice President of Bond Investments and rising to Vice President of Pension Operations. He was Vice President and Managing Director of Mass Mutual Life Insurance Company prior to joining Nationwide.

DAVID O. MILLER has been a Director of Nationwide since November 1996. Mr. Miller has been Chairman of the Board since 1998. Mr. Miller is president of Owen Potato Farm, Inc. and a partner of M&M Enterprises in Licking County, OH. He is a director and board chairman of the National Cooperative Business Association, director of Cooperative Business International and the International Cooperative Alliance, and serves on the educational executive committee of the National Council of Farmer Cooperatives. He was president of the Ohio Farm Bureau Federation from 1981 to 1985 and was vice president for six years. Mr. Miller served a two year term on the board of the American Farm Bureau Association. He is past president of the Ohio Vegetable and Potato Growers Association, and was a director of Landmark, Inc., a farm supply cooperative which is now part of Indianapolis-based Countrymark.

YVONNE L. MONTGOMERY has been a Director of Nationwide since April, 1998. Ms. Montgomery is senior vice president/general manager - Public Sector Worldwide/Document Solutions Group for Xerox Corporation. A resident of Washington, DC, Ms. Montgomery is in charge of providing an integrated, industry-focused portfolio of document solutions and services to the public sector worldwide. Ms. Montgomery joined Xerox in 1976 as a sales representative and progressed through management positions, including vice president-field operations and executive assistant to the chairman and CEO.

ROBERT A. OAKLEY has been Executive Vice President - Chief Financial Officer since April 1995. Previously, he was Senior Vice President - Chief Financial Officer from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 24 years.


RALPH M. PAIGE has been a Director of Nationwide since April 1999. Mr. Paige has been the Executive Director of the Federation of Southern Cooperatives/Land Assistance Fund since 1969. Mr. Paige also served as the National Field Director/Georgia State Director from 1981 to 1984.


JAMES F. PATTERSON has been a Director of Nationwide since April 1989. Mr. Patterson is president of Patterson Farms, Inc. and has operated Patterson Fruit Farm in Chesterland, OH since 1964. Mr. Patterson is on the boards of The Ohio State University Hospitals Health System in Cleveland, Geauga Hospital, Inc. and the National Cooperative Business Association. He is past president of the Ohio Farm Bureau Federation and former member of Cleveland Foundation's Lake and Geauga Advisory Committees.

MARK D. PHELAN has been Senior Vice President - Technology Services since 1998. His previous management experience includes five years (1977-1982) with the data processing division's sales group at IBM Corporation. From 1982 through 1990, Mr. Phelan served as director of AT&T's Consumer Communications Services Group and he was subsequently promoted to sales vice president for the Eastern Region of the Business Communications Services Division. In 1992, he became executive vice president-sales and marketing for the Electronic Commerce Division of Checkfree Corporation, a position he held for five years. From 1997 until 1998, he was in private consulting.

DOUGLAS C. ROBINETTE has been Senior Vice President - Claims and Financial Services since 1999. Previously, he was Senior Vice President - Marketing and Product Management from May 1998 to 1999. Previously, Mr. Robinette was Executive Vice President, Customer Services of Employers Insurance of Wausau (Wausau), a member of the Nationwide group until December 1998, from September 1996 to May 1998. Prior to that time he was Executive Vice President, Finance and Insurance Services of Wausau from May 1995 to September 1996. From November 1994 to May 1995 Mr. Robinette was Senior Vice President, Finance and Insurance Services of Wausau. From May 1993 to November 1994 he was Senior Vice President, Finance of Wausau. Prior to that time, Mr. Robinette held several positions within the Nationwide group. Mr. Robinette has been with the Nationwide group for 13 years.

ARDEN L. SHISLER has been a Director of Nationwide since 1984. Mr. Shisler is president and chief executive officer of K&B Transport, Inc., a trucking firm in Dalton, OH. He is a director of the National Cooperative Business Association in Washington, DC. He is a former board member and vice president of the Ohio Farm Bureau Federation and past president of the Ohio Agricultural Marketing Association, an Ohio Farm Bureau Federation subsidiary. He is a member of the Ohio Trucking Association, the Ohio Trucking Safety Council, the Wayne County Farm Bureau, Cornerstone Community Church, the Advisory Committee of The Ohio State University Agriculture Technical Institute and a board member of the Wilderness Center.

ROBERT L. STEWART has been a Director of Nationwide since 1989. Mr. Stewart is the owner and operator of Sunnydale Farms and Mining in Jewett, OH. He served on the board of the Ohio Farm Bureau Federation and as president of the Ohio Holstein Association board. Mr. Stewart was a director of the Ohio Agricultural Stabilization and Conservation Service board and Landmark, Inc. a farm supply cooperative which is now part of Indianapolis-based Countrymark.

NANCY C. THOMAS has been a Director of Nationwide since 1986. Mrs. Thomas is a board member of Farm Credit Services' 4th District and serves on the advisory board of Walsh University in North Canton, OH. She is a past president and former director of the Ohio Agricultural Marketing Association and served on the boards of the Ohio Farm Bureau Federation and Landmark, Inc., a farm supply cooperative which is now part of Indianapolis-based Countrymark, and as the Midwest regional representative on the American Farm Bureau women's committee.

MARK R. THRESHER has been Senior Vice President - Finance - Nationwide Financial since May 1999. He was Vice President - Controller from August 1996 to May 1999. He was Vice President and Treasurer from November 1996 to February 1997. Previously, he was Vice President and Treasurer from June 1996 to November 1996. Prior to joining Nationwide, Mr. Thresher served as a partner with KPMG LLP from July 1988 to June 1996.

RICHARD M. WAGGONER has been Senior Vice President - Operations since May 1999. Previously, he was President of Nationwide Services from May 1997 to May 1999. Prior to that time, Mr. Waggoner has held numerous positions within the Nationwide group of companies. Mr. Waggoner has been with Nationwide for 23 years.

SUSAN A. WOLKEN has been Senior Vice President - Product Management and Nationwide Financial Marketing since May 1999. Previously, Ms. Wolken was Senior Vice President - Life Company Operations from June 1997 to May 1999. She was Senior Vice President - Enterprise Administration from July 1996 to June 1997. Prior to that time, she was Senior Vice President - Human Resources from April 1995 to July 1996. From September 1993 to April 1995, Ms. Wolken was Vice President - Human Resources. From October 1989 to September 1993 she was Vice President - Individual Life and Health Operations. Ms. Wolken has been with Nationwide for 25 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President - Chief Investment Officer since August 1995. Previously, he was Senior Vice President - Fixed Income Investments from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 35 years.

APPENDIX A:  OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. (formerly "TCI Portfolios, Inc.") was organized as a Maryland corporation in 1987. It is a diversified, open-end management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the American Century(SM) Family of Investments, American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP BALANCED
     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S & P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S & P 500 Stock Index. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. Securities of United States issuers may be included in the portfolio from time to time. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stocks), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total return potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities.

     AMERICAN CENTURY VP VALUE
     Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

     (Although the Statement of Additional Information concerning American Century Variable Portfolios, Inc., refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming Policy Owners will receive cash from the Company.)


DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO
     Investment Objective: The Portfolio seeks long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND
The Dreyfus Socially Responsible Growth Fund is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment advisor. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.
Investment Objective: The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.
Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. Mellon Equity Associates serves as the Fund's index fund manager. As of May 1, 1994, Dreyfus Life and Annuity Index Fund began doing business as Dreyfus Stock Index Fund.
Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund (the "Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29,1986 and commenced operations August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.


     APPRECIATION PORTFOLIO (FORMERLY, CAPITAL APPRECIATION PORTFOLIO)

     Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

     GROWTH AND INCOME PORTFOLIO
     Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. VIP's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is VIP's manager.

     VIP EQUITY-INCOME PORTFOLIO
     Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO
     Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO
     Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. The portfolio's manager will seek high current income normally by investing the Portfolio's assets as follows:

     - at least 65% in income-producing debt securities and preferred stocks, including convertible securities, zero coupon securities, and mortgage-backed and asset-backed securities.

     - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO
     Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the manager of VIP II.

     VIP II ASSET MANAGER PORTFOLIO
     Investment Objective: To seek to obtain high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

     VIP II CONTRAFUND(R) PORTFOLIO
     Investment Objective: To seek capital appreciation by investing primarily in companies that the fund manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The fund primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS
FUND III
VIP III is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's name was changed from Fidelity Advisor Annuity Fund to Variable Insurance Products Fund III on December 30, 1996. VIP III shares are purchased by insurance companies to fund benefits under variable life insurance and annuity contracts. Fidelity Management & Research Company ("FMR") is the manager of VIP III.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO
     Investment Objective: To provide capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the portfolio invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.


NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.


     NSAT CAPITAL APPRECIATION FUND
     Investment Objective: The Capital Appreciation Fund seeks long-term capital appreciation.

     NSAT GOVERNMENT BOND FUND
     Investment Objective: To provide as high a level of income as is consistent with capital preservation through investing primarily in bonds and securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     NSAT MONEY MARKET FUND
     Investment Objective: The Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

     NSAT TOTAL RETURN FUND
     Investment Objective: The investment objective of the Fund is to obtain a reasonable, long-term total return on invested capital.

     SUBADVISED NATIONWIDE FUNDS


       NSAT NATIONWIDE MID CAP INDEX FUND
       Subadviser:  The Dreyfus Corporation
       Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

       NSAT NATIONWIDE MULTI SECTOR BOND FUND
       Subadviser: Miller, Anderson & Sherrerd, LLP
       Investment Objective: Primarily seeks a high level of current income. Capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed-income investments and by giving the subadviser broad discretion to deploy the Fund's assets among certain segments of the fixed-income market that the subadviser believes will best contribute to achievement of the Fund's investment objectives. The Fund reserves the right to invest predominantly in securities rated in medium or lower categories, or as determined by the subadviser to be of comparable quality, commonly referred to as "junk bonds." Although the subadviser has the ability to invest up to 100% of the Fund's assets in lower-rated securities, the subadviser does not anticipate investing in excess of 75% of the Fund's assets in such securities.

       NSAT NATIONWIDE SMALL CAP GROWTH FUND
       Subadvisers: Franklin Advisers, Inc., Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC.
       Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies.


       NSAT NATIONWIDE SMALL CAP VALUE FUND
       Subadviser:  The Dreyfus Corporation
       Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index. The Fund will invest in equity securities of domestic and foreign issuers characterized as "value" companies according to criteria established by The Dreyfus Corporation, the Fund's subadviser.

       NSAT NATIONWIDE SMALL COMPANY FUND
       Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management and Strong Capital Management, Inc.

       Investment Objective: Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index. The Fund's adviser, has contracted with a group of subadvisers, each of which will manage a portion of the Fund's portfolio. The subadvisers are Dreyfus, Neuberger Berman, LLC, Lazard Asset Management and Strong Capital Management, Inc. The subadvisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing a number of investment styles, The investment adviser hopes to increase prospects for investment return and to reduce market risk and volatility.

       NSAT NATIONWIDE STRATEGIC GROWTH FUND
       Subadviser:  Strong Capital Management Inc.
       Investment Objective: Capital growth by investing primarily in equity securities that the Fund's subadviser believes have above-average growth prospects. The Fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. Government debt securities.

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman Advisers Management Trust is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger Berman Management Incorporated.

     AMT GROWTH PORTFOLIO
     Investment Objective: The Portfolio seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. Neuberger & Berman Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

     AMT LIMITED MATURITY BOND PORTFOLIO Investment Objective: To provide the high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities. The Portfolio invests in securities which are at least investment grade and does not invest in junk bonds.

     AMT PARTNERS PORTFOLIO
     Investment Objective: To seek capital growth. This Portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Trust without shareholder approval. Shareholders will, however, receive at least 30 days prior notice thereof. There is no assurance the investment objective will be met.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds is an open-ended, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the Funds' investment advisor.


     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.


     OPPENHEIMER BOND FUND/VA
     Investment Objective: Seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally-recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA
     Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY, OPPENHEIMER GROWTH
     FUND)
     Investment Objective: The Fund seeks to achieve capital appreciation by investing in securities of well-known established companies. In seeking its objective of capital appreciation, the Fund will emphasize investments in securities of well-known and established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (having an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.


     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
     Investment Objective: High total return, with stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.


     OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
     Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG OPPORTUNITY FUND II, INC. (FORMERLY, STRONG SPECIAL FUND II, INC.)
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment advisor for the Fund.

Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Fund is an open-end management investment company, or mutual fund. At present it offers 17 separate investment portfolios, each with a distinct investment objective.

     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: The Portfolio seeks high total return by investing primarily in dollar- and non-dollar denominated Fixed Income Securities of government and private-sector issuers located in emerging market countries, in order to provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of the Trust are offered only to separate accounts of various insurance companies to fund benefits of variable insurance and annuity policies. The assets of the Trust are managed by Van Eck Associates Corporation.

     WORLDWIDE BOND FUND
     Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities. The Fund does not invest in junk bonds.

     WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST
The Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Massachusetts business trust on June 3, 1985. The Trust offers shares in separate funds which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management, Inc. serves as the Fund's investment adviser.

     MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO
     Investment Objective: To seek long-term capital growth by investing in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. There can be no assurance that the Fund will achieve its investment objective.

WARBURG PINCUS TRUST

The Warburg Pincus Trust ("Trust") is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Trust portfolios are managed by Credit Suisse Asset Management, LLC. ("Credit Suisse").

     SMALL COMPANY GROWTH PORTFOLIO
     Investment Objective: To seek capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE AS INVESTMENT OPTIONS FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS.
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP CAPITAL APPRECIATION
     Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.
     The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.

     STRONG DISCOVERY FUND II, INC.
     Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

     INTERNATIONAL STOCK FUND II
     Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.

WARBURG PINCUS TRUST

The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC.

     INTERNATIONAL EQUITY PORTFOLIO
     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     GLOBAL POST-VENTURE CAPITAL PORTFOLIO (formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio) Investment Objective: Seeks long term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. The Portfolio will invest in at least three countries, including the United States.

APPENDIX B:  ILLUSTRATION OF SURRENDER CHARGES

Example 1: A female non-tobacco, age 45, purchases a policy with a specified amount of $50,000 and a scheduled premium of $750. She now wishes to surrender the policy during the first policy year. By using the "Initial Surrender Charge" table reproduced below, (also see "Surrender Charges") the total surrender charge per thousand, multiplied by the specified amount expressed in thousands, equals the total Surrender Charge of $569.80 ($11.396 x 50=569.80).


Example 2: A male non-tobacco, age 35, purchases a policy with a specified amount of $100,000 and a scheduled premium of $1,100. He now wants to surrender the policy in the sixth policy year. The total initial surrender charge is calculated using the method illustrated above. (Surrender charge per 1000=6.817 x 100 for a total of $681.70 maximum initial surrender charge). Because the fifth policy year has been completed, the maximum initial surrender charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table below. (Also see "Reductions to Surrender Charges"). In this case, $681.70 x 60%=$409.02 which is the amount Nationwide deducts as a total surrender charge.


Maximum surrender charge per $1,000 of initial specified amount for policies which are issued on a standard basis.

                                  Initial Specified Amount $50,000-$99,999
-----------------------------------------------------------------------------------------------------------
        ISSUE                  MALE                FEMALE                MALE                FEMALE
         AGE               NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
-----------------------------------------------------------------------------------------------------------
          25                  $7.776               $7.521               $8.369               $7.818
-----------------------------------------------------------------------------------------------------------
          35                   8.817                8.398                9.811                8.891
-----------------------------------------------------------------------------------------------------------
          45                  12.191               11.396               13.887               12.169
-----------------------------------------------------------------------------------------------------------
          55                  15.636               14.011               18.415               15.116
-----------------------------------------------------------------------------------------------------------
          65                  22.295               19.086               26.577               20.641
-----------------------------------------------------------------------------------------------------------

                                     Initial Specified Amount $100,000+
-----------------------------------------------------------------------------------------------------------
        ISSUE                  MALE                FEMALE                MALE                FEMALE
         AGE               NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
-----------------------------------------------------------------------------------------------------------
          25                  $5.776               $5.521               $6.369               $5.818
-----------------------------------------------------------------------------------------------------------
          35                   6.817                6.398                7.811                6.891
-----------------------------------------------------------------------------------------------------------
          45                   9.691                8.896               11.387                9.669
-----------------------------------------------------------------------------------------------------------
          55                  13.136               11.511               15.915               12.616
-----------------------------------------------------------------------------------------------------------
          65                  21.295               18.086               25.577               19.641
-----------------------------------------------------------------------------------------------------------

                                       Reductions to Surrender Charges
      ------------------------------------------------------------------------------------------------
                                 SURRENDER CHARGE                               SURRENDER CHARGE
            COMPLETED            AS A % OF INITIAL          COMPLETED           AS A % OF INITIAL
           POLICY YEARS          SURRENDER CHARGES         POLICY YEARS         SURRENDER CHARGES
      ------------------------------------------------------------------------------------------------
                0                        100%                   5                        60%
      ------------------------------------------------------------------------------------------------
                1                        100%                   6                        50%
      ------------------------------------------------------------------------------------------------
                2                         90%                   7                        40%
      ------------------------------------------------------------------------------------------------
                3                         80%                   8                        30%
      ------------------------------------------------------------------------------------------------
                4                         70%                   9+                        0%
      ------------------------------------------------------------------------------------------------

The current surrender charges are the same for all states. However, in Pennsylvania, the guaranteed maximum surrender charges are spread out over 14 years.

The guaranteed maximum surrender charges in subsequent years in Pennsylvania are reduced in the following manner.

-------------------------------------------------------------------------------------------------------------------
   COMPLETED          SURRENDER           COMPLETED         SURRENDER           COMPLETED         SURRENDER
                       CHARGE                                CHARGE                                CHARGE
    POLICY        AS A % OF INITIAL        POLICY       AS A % OF INITIAL        POLICY       AS A % OF INITIAL
     YEARS            SURRENDER             YEARS           SURRENDER             YEARS           SURRENDER
                       CHARGES                               CHARGES                               CHARGES
-------------------------------------------------------------------------------------------------------------------
       0                   100%              5                 60%                 10                   20%
-------------------------------------------------------------------------------------------------------------------
       1                   100%              6                 50%                 11                   15%
-------------------------------------------------------------------------------------------------------------------
       2                    90%              7                 40%                 12                   10%
-------------------------------------------------------------------------------------------------------------------
       3                    80%              8                 30%                 13                    5%
-------------------------------------------------------------------------------------------------------------------
       4                    70%              9                 25%                 14+                   0%
-------------------------------------------------------------------------------------------------------------------

The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years. If this policy is issued in Pennsylvania, please contact the home office for an illustration.

Nationwide has no plans to change the current surrender charges.

APPENDIX C:  ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES,
AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no vash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. The mortality and expense risk charges are equivalent to an annual effective rate of 0.80% of the daily net assets of the variable account. On each policy anniversary beginning with the 10th, the mortality and expense risk charge is reduced to 0.50% on an annual basis of the daily net assets of the variable account, provided the cash surrender value is $25,000 or more on such anniversary. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.90% of the daily net assets of the variable account. This effective rate is based on the average of the fund expenses, after expense reimbursement, for the preceding year for all underlying mutual fund options available under the policy as of December 31, 1999. Some underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursements and fee waivers, the annual effective rate would have been 0.95%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.70%, 4.30% and 10.30%. On each policy anniversary beginning with the 10th, the gross annual rates of return of 0%, 6%, and 12% correspond to net investment experience at constant annual rates of -1.50%, 4.60%, and 10.60%, provided the cash surrender value is $25,000 or more on such anniversary. This is due to a guaranteed reduction in the mortality and expense risk charge from an annual effective rate of 0.80% to an annual effective rate of 0.50% if the aforementioned conditions apply.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The illustrations also reflect the fact that Nationwide deducts a sales load from each premium payment. Current values reflect a deduction of 3.5% of each premium payment up to break point premium and 1.5% of any excess. Guaranteed values reflect a deduction of 3.5% of each premium payment. The illustrations also reflect the fact that Nationwide deducts a charge for state premium taxes equal to 2.5% of all premium payments.

The cash surrender values shown in the illustrations reflect the fact that Nationwide will deduct a surrender charge from the cash value for any policy surrendered in full during the first nine years.

In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. This monthly administrative expense charge is $12.50 per month in the first year, $5 per month in renewal years. The illustrations assume a monthly administrative expense charge of $25 per month in the first year and $7.50 per month in renewal years. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed Insured's age, sex, smoking classification, rating classification and premium payment requested.

                             DEATH BENEFIT OPTION 1
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                 CURRENT VALUES

                              0% HYPOTHETICAL                    6% HYPOTHETICAL                     12% HYPOTHETICAL
                              GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN

              PREMIUMS
             PAID PLUS                   CASH                                CASH                                 CASH
   POLICY     INTEREST         CASH      SURR         DEATH       CASH       SURR        DEATH         CASH       SURR        DEATH
     YEAR        AT 5%        VALUE     VALUE       BENEFIT      VALUE      VALUE      BENEFIT        VALUE      VALUE      BENEFIT

        1          788          390         0        50,000        422          0       50,000          454          0       50,000
        2        1,614          852       278        50,000        943        369       50,000        1,038        464       50,000
        3        2,483        1,296       780        50,000      1,476        959       50,000        1,670      1,154       50,000
        4        3,394        1,717     1,258        50,000      2,016      1,557       50,000        2,352      1,893       50,000
        5        4,351        2,116     1,714        50,000      2,563      2,161       50,000        3,087      2,686       50,000
        6        5,357        2,493     2,149        50,000      3,118      2,774       50,000        3,883      3,539       50,000
        7        6,412        2,854     2,567        50,000      3,689      3,402       50,000        4,752      4,465       50,000
        8        7,520        3,193     2,964        50,000      4,268      4,039       50,000        5,696      5,467       50,000
        9        8,683        3,512     3,340        50,000      4,859      4,687       50,000        6,725      6,553       50,000
       10        9,905        3,810     3,810        50,000      5,462      5,462       50,000        7,847      7,847       50,000
       11       11,188        4,083     4,083        50,000      6,071      6,071       50,000        9,069      9,069       50,000
       12       12,535        4,330     4,330        50,000      6,688      6,688       50,000       10,403     10,403       50,000
       13       13,949        4,546     4,546        50,000      7,308      7,308       50,000       11,856     11,856       50,000
       14       15,434        4,729     4,729        50,000      7,929      7,929       50,000       13,441     13,441       50,000
       15       16,993        4,869     4,869        50,000      8,542      8,542       50,000       15,166     15,166       50,000
       16       18,630        4,968     4,968        50,000      9,149      9,149       50,000       17,052     17,052       50,000
       17       20,349        5,018     5,018        50,000      9,743      9,743       50,000       19,113     19,113       50,000
       18       22,154        5,008     5,008        50,000     10,316     10,316       50,000       21,367     21,367       50,000
       19       24,049        4,940     4,940        50,000     10,867     10,867       50,000       23,843     23,843       50,000
       20       26,039        4,804     4,804        50,000     11,389     11,389       50,000       26,568     26,568       50,000
       21       28,129        4,595     4,595        50,000     11,877     11,877       50,000       29,668     29,668       50,000
       22       30,323        4,303     4,303        50,000     12,324     12,324       50,000       33,114     33,114       50,000
       23       32,626        3,916     3,916        50,000     12,719     12,719       50,000       36,961     36,961       50,000
       24       35,045        3,422     3,422        50,000     13,052     13,052       50,000       41,274     41,274       50,000
       25       37,585        2,816     2,816        50,000     13,320     13,320       50,000       46,105     46,105       53,482
       26       40,252        2,084     2,084        50,000     13,510     13,510       50,000       51,420     51,420       59,132
       27       43,052        1,192     1,192        50,000     13,596     13,596       50,000       57,274     57,274       64,719
       28       45,992          131       131        50,000     13,570     13,570       50,000       63,731     63,731       70,741
       29       49,079          (*)       (*)           (*)     13,415     13,415       50,000       70,863     70,863       77,240
       30       52,321          (*)       (*)           (*)     13,108     13,108       50,000       78,753     78,753       84,266

(1)      No policy loans and no partial withdrawals have been made.
(2) Current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5.00 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of break point for any single policy year.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                GUARANTEED VALUES

                              0% HYPOTHETICAL                    6% HYPOTHETICAL                     12% HYPOTHETICAL
                              GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN

              PREMIUMS
             PAID PLUS                   CASH                                CASH                                  CASH
   POLICY     INTEREST         CASH      SURR         DEATH       CASH       SURR        DEATH         CASH        SURR       DEATH
     YEAR        AT 5%        VALUE     VALUE       BENEFIT      VALUE      VALUE      BENEFIT        VALUE       VALUE     BENEFIT

         1         788          175         0        50,000        200          0       50,000          225           0      50,000
         2       1,614          539         0        50,000        606         33       50,000          678         104      50,000
         3       2,483          879       362        50,000      1,012        496       50,000        1,158         641      50,000
         4       3,394        1,194       735        50,000      1,416        957       50,000        1,667       1,208      50,000
         5       4,351        1,484     1,082        50,000      1,816      1,415       50,000        2,208       1,806      50,000
         6       5,357        1,744     1,400        50,000      2,210      1,865       50,000        2,781       2,436      50,000
         7       6,412        1,973     1,686        50,000      2,593      2,306       50,000        3,385       3,098      50,000
         8       7,520        2,167     1,937        50,000      2,961      2,732       50,000        4,021       3,792      50,000
         9       8,683        2,320     2,148        50,000      3,309      3,137       50,000        4,688       4,516      50,000
        10       9,905        2,429     2,429        50,000      3,632      3,632       50,000        5,386       5,386      50,000
        11      11,188        2,490     2,490        50,000      3,924      3,924       50,000        6,116       6,116      50,000
        12      12,535        2,499     2,499        50,000      4,180      4,180       50,000        6,877       6,877      50,000
        13      13,949        2,453     2,453        50,000      4,396      4,396       50,000        7,673       7,673      50,000
        14      15,434        2,346     2,346        50,000      4,563      4,563       50,000        8,504       8,504      50,000
        15      16,993        2,170     2,170        50,000      4,672      4,672       50,000        9,369       9,369      50,000
        16      18,630        1,916     1,916        50,000      4,711      4,711       50,000       10,267      10,267      50,000
        17      20,349        1,576     1,576        50,000      4,669      4,669       50,000       11,198      11,198      50,000
        18      22,154        1,132     1,132        50,000      4,526      4,526       50,000       12,158      12,158      50,000
        19      24,049          571       571        50,000      4,262      4,262       50,000       13,143      13,143      50,000
        20      26,039          (*)       (*)           (*)      3,855      3,855       50,000       14,153      14,153      50,000
        21      28,129          (*)       (*)           (*)      3,281      3,281       50,000       15,185      15,185      50,000
        22      30,323          (*)       (*)           (*)      2,511      2,511       50,000       16,240      16,240      50,000
        23      32,626          (*)       (*)           (*)      1,514      1,514       50,000       17,320      17,320      50,000
        24      35,045          (*)       (*)           (*)        248        248       50,000       18,427      18,427      50,000
        25      37,585          (*)       (*)           (*)        (*)        (*)          (*)       19,559      19,559      50,000
        26      40,252          (*)       (*)           (*)        (*)        (*)          (*)       20,711      20,711      50,000
        27      43,052          (*)       (*)           (*)        (*)        (*)          (*)       21,878      21,878      50,000
        28      45,992          (*)       (*)           (*)        (*)        (*)          (*)       23,051      23,051      50,000
        29      49,079          (*)       (*)           (*)        (*)        (*)          (*)       24,221      24,221      50,000
        30      52,321          (*)       (*)           (*)        (*)        (*)          (*)       25,386      25,386      50,000

(1)      No policy loans and no partial withdrawals have been made.
(2) Guaranteed values reflect guaranteed cost of insurance charges and a monthly $25.00 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                 CURRENT VALUES

                              0% HYPOTHETICAL                    6% HYPOTHETICAL                     12% HYPOTHETICAL
                              GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN

              PREMIUMS
             PAID PLUS                   CASH                                CASH                                  CASH
   POLICY     INTEREST         CASH      SURR         DEATH       CASH       SURR        DEATH         CASH        SURR       DEATH
     YEAR        AT 5%        VALUE     VALUE       BENEFIT      VALUE      VALUE      BENEFIT        VALUE       VALUE     BENEFIT

         1         788          388         0        50,388        420          0       50,420          452           0      50,452
         2       1,614          847       273        50,847        937        363       50,937        1,032         458      51,032
         3       2,483        1,286       770        51,286      1,464        948       51,464        1,657       1,141      51,657
         4       3,394        1,700     1,241        51,700      1,995      1,536       51,995        2,327       1,868      52,327
         5       4,351        2,089     1,688        52,089      2,529      2,128       52,529        3,046       2,645      53,046
         6       5,357        2,454     2,110        52,454      3,068      2,724       53,068        3,819       3,475      53,819
         7       6,412        2,801     2,514        52,801      3,617      3,330       53,617        4,657       4,370      54,657
         8       7,520        3,123     2,893        53,123      4,170      3,941       54,170        5,560       5,331      55,560
         9       8,683        3,422     3,250        53,422      4,729      4,556       54,729        6,536       6,363      56,536
        10       9,905        3,697     3,697        53,697      5,291      5,291       55,291        7,590       7,590      57,590
        11      11,188        3,944     3,944        53,944      5,852      5,852       55,852        8,726       8,726      58,726
        12      12,535        4,161     4,161        54,161      6,411      6,411       56,411        9,949       9,949      59,949
        13      13,949        4,344     4,344        54,344      6,962      6,962       56,962       11,264      11,264      61,264
        14      15,434        4,489     4,489        54,489      7,499      7,499       57,499       12,674      12,674      62,674
        15      16,993        4,585     4,585        54,585      8,013      8,013       58,013       14,179      14,179      64,179
        16      18,630        4,635     4,635        54,635      8,501      8,501       58,501       15,788      15,788      65,788
        17      20,349        4,630     4,630        54,630      8,955      8,955       58,955       17,502      17,502      67,502
        18      22,154        4,560     4,560        54,560      9,359      9,359       59,359       19,320      19,320      69,320
        19      24,049        4,425     4,425        54,425      9,714      9,714       59,714       21,253      21,253      71,253
        20      26,039        4,217     4,217        54,217     10,005     10,005       60,005       23,301      23,301      73,301
        21      28,129        3,932     3,932        53,932     10,225     10,225       60,225       25,469      25,469      75,469
        22      30,323        3,560     3,560        53,560     10,361     10,361       60,361       27,845      27,845      77,845
        23      32,626        3,092     3,092        53,092     10,396     10,396       60,396       30,360      30,360      80,360
        24      35,045        2,517     2,517        52,517     10,314     10,314       60,314       33,015      33,015      83,015
        25      37,585        1,837     1,837        51,837     10,110     10,110       60,110       35,825      35,825      85,825
        26      40,252        1,041     1,041        51,041      9,767      9,767       59,767       38,794      38,794      88,794
        27      43,052          103       103        50,103      9,248      9,248       59,248       41,907      41,907      91,907
        28      45,992          (*)       (*)           (*)      8,546      8,546       58,546       45,178      45,178      95,178
        29      49,079          (*)       (*)           (*)      7,639      7,639       57,639       48,610      48,610      98,610
        30      52,321          (*)       (*)           (*)      6,508      6,508       56,508       52,209      52,209     102,209

(1)      No policy loans and no partial withdrawals have been made.
(2) Current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5.00 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of break point for any single policy year.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                GUARANTEED VALUES

                              0% HYPOTHETICAL                    6% HYPOTHETICAL                     12% HYPOTHETICAL
                              GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN

              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR       DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE     BENEFIT

        1          788         173          0       50,173        198          0       50,198          223            0      50,223
        2        1,614         533          0       50,533        600         27       50,600          671           97      50,671
        3        2,483         868        352       50,868      1,000        483       51,000        1,143          627      51,143
        4        3,394       1,176        717       51,176      1,394        935       51,394        1,641        1,182      51,641
        5        4,351       1,455      1,053       51,455      1,781      1,379       51,781        2,164        1,763      52,164
        6        5,357       1,703      1,359       51,703      2,156      1,812       52,156        2,712        2,368      52,712
        7        6,412       1,917      1,630       51,917      2,517      2,230       52,517        3,283        2,996      53,283
        8        7,520       2,092      1,862       52,092      2,856      2,627       52,856        3,875        3,645      53,875
        9        8,683       2,223      2,051       52,223      3,168      2,996       53,168        4,483        4,311      54,483
       10        9,905       2,308      2,308       52,308      3,447      3,447       53,447        5,106        5,106      55,106
       11       11,188       2,341      2,341       52,341      3,686      3,686       53,686        5,738        5,738      55,738
       12       12,535       2,318      2,318       52,318      3,878      3,878       53,878        6,375        6,375      56,375
       13       13,949       2,239      2,239       52,239      4,019      4,019       54,019        7,016        7,016      57,016
       14       15,434       2,096      2,096       52,096      4,099      4,099       54,099        7,653        7,653      57,653
       15       16,993       1,883      1,883       51,883      4,108      4,108       54,108        8,278        8,278      58,278
       16       18,630       1,592      1,592       51,592      4,033      4,033       54,033        8,879        8,879      58,879
       17       20,349       1,216      1,216       51,216      3,862      3,862       53,862        9,445        9,445      59,445
       18       22,154         742        742       50,742      3,576      3,576       53,576        9,957        9,957      59,957
       19       24,049         157        157       50,157      3,156      3,156       53,156       10,396       10,396      60,396
       20       26,039         (*)        (*)          (*)      2,582      2,582       52,582       10,738       10,738      60,738
       21       28,129         (*)        (*)          (*)      1,835      1,835       51,835       10,961       10,961      60,961
       22       30,323         (*)        (*)          (*)        894        894       50,894       11,040       11,040      61,040
       23       32,626         (*)        (*)          (*)        (*)        (*)          (*)       10,947       10,947      60,947
       24       35,045         (*)        (*)          (*)        (*)        (*)          (*)       10,649       10,649      60,649
       25       37,585         (*)        (*)          (*)        (*)        (*)          (*)       10,103       10,103      60,103
       26       40,252         (*)        (*)          (*)        (*)        (*)          (*)        9,254        9,254      59,254
       27       43,052         (*)        (*)          (*)        (*)        (*)          (*)        8,036        8,036      58,036
       28       45,992         (*)        (*)          (*)        (*)        (*)          (*)        6,366        6,366      56,366
       29       49,079         (*)        (*)          (*)        (*)        (*)          (*)        4,151        4,151      54,151
       30       52,321         (*)        (*)          (*)        (*)        (*)          (*)        1,298        1,298      51,298

(1)      No policy loans and no partial withdrawals have been made.
(2) Guaranteed values reflect guaranteed cost of insurance charges and a monthly $25.00 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                 $1200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                 CURRENT VALUES

                              0% HYPOTHETICAL                    6% HYPOTHETICAL                     12% HYPOTHETICAL
                              GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN

              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR       DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE     BENEFIT

        1        1,260         641          0       50,000        693          0       50,000          745           52      50,000
        2        2,583       1,341        648       50,000      1,487        794       50,000        1,640          947      50,000
        3        3,972       2,004      1,380       50,000      2,290      1,666       50,000        2,601        1,978      50,000
        4        5,431       2,628      2,073       50,000      3,099      2,545       50,000        3,633        3,079      50,000
        5        6,962       3,204      2,719       50,000      3,907      3,421       50,000        4,735        4,250      50,000
        6        8,570       3,734      3,318       50,000      4,714      4,298       50,000        5,918        5,502      50,000
        7       10,259       4,211      3,864       50,000      5,514      5,167       50,000        7,183        6,837      50,000
        8       12,032       4,626      4,349       50,000      6,298      6,021       50,000        8,535        8,258      50,000
        9       13,893       4,981      4,773       50,000      7,068      6,860       50,000        9,986        9,778      50,000
       10       15,848       5,267      5,267       50,000      7,816      7,816       50,000       11,544       11,544      50,000
       11       17,901       5,482      5,482       50,000      8,538      8,538       50,000       13,222       13,222      50,000
       12       20,056       5,615      5,615       50,000      9,226      9,226       50,000       15,032       15,032      50,000
       13       22,318       5,658      5,658       50,000      9,872      9,872       50,000       16,990       16,990      50,000
       14       24,694       5,601      5,601       50,000     10,466     10,466       50,000       19,115       19,115      50,000
       15       27,189       5,441      5,441       50,000     11,007     11,007       50,000       21,437       21,437      50,000
       16       29,808       5,166      5,166       50,000     11,484     11,484       50,000       23,988       23,988      50,000
       17       32,559       4,748      4,748       50,000     11,872     11,872       50,000       26,796       26,796      50,000
       18       35,447       4,181      4,181       50,000     12,167     12,167       50,000       30,006       30,006      50,000
       19       38,479       3,447      3,447       50,000     12,354     12,354       50,000       33,612       33,612      50,000
       20       41,663       2,528      2,528       50,000     12,415     12,415       50,000       37,693       37,693      50,000
       21       45,006       1,387      1,387       50,000     12,322     12,322       50,000       42,348       42,348      50,000
       22       48,517         (*)        (*)          (*)     12,040     12,040       50,000       47,707       47,707      50,093
       23       52,202         (*)        (*)          (*)     11,528     11,528       50,000       53,725       53,725      56,411
       24       56,073         (*)        (*)          (*)     10,742     10,742       50,000       60,337       60,337      63,354
       25       60,136         (*)        (*)          (*)      9,624      9,624       50,000       67,597       67,597      70,977
       26       64,403         (*)        (*)          (*)      8,099      8,099       50,000       75,564       75,564      79,342
       27       68,883         (*)        (*)          (*)      6,073      6,073       50,000       84,301       84,301      88,516
       28       73,587         (*)        (*)          (*)      3,434      3,434       50,000       93,877       93,877      98,571
       29       78,527         (*)        (*)          (*)         21         21       50,000      104,366      104,366     109,584
       30       83,713         (*)        (*)          (*)        (*)        (*)          (*)      115,843      115,843     121,635

(1)      No policy loans and no partial withdrawals have been made.
(2) Current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5.00 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of a 6% break point for any single policy year.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*) Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                 $1200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                GUARANTEED VALUES

                              0% HYPOTHETICAL                    6% HYPOTHETICAL                     12% HYPOTHETICAL
                              GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN

              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR       DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE     BENEFIT

        1        1,260         287          0       50,000        328          0       50,000          368            0      50,000
        2        2,583         728         35       50,000        833        140       50,000          944          251      50,000
        3        3,972       1,110        487       50,000      1,309        685       50,000        1,526          903      50,000
        4        5,431       1,429        874       50,000      1,746      1,192       50,000        2,110        1,556      50,000
        5        6,962       1,676      1,191       50,000      2,138      1,652       50,000        2,689        2,204      50,000
        6        8,570       1,846      1,430       50,000      2,472      2,056       50,000        3,256        2,840      50,000
        7       10,259       1,929      1,582       50,000      2,739      2,393       50,000        3,802        3,455      50,000
        8       12,032       1,912      1,635       50,000      2,922      2,645       50,000        4,314        4,036      50,000
        9       13,893       1,781      1,574       50,000      3,002      2,794       50,000        4,775        4,567      50,000
       10       15,848       1,523      1,523       50,000      2,959      2,959       50,000        5,170        5,170      50,000
       11       17,901       1,121      1,121       50,000      2,773      2,773       50,000        5,478        5,478      50,000
       12       20,056         560        560       50,000      2,420      2,420       50,000        5,680        5,680      50,000
       13       22,318         (*)        (*)          (*)      1,872      1,872       50,000        5,750        5,750      50,000
       14       24,694         (*)        (*)          (*)      1,096      1,096       50,000        5,656        5,656      50,000
       15       27,189         (*)        (*)          (*)         45         45       50,000        5,354        5,354      50,000
       16       29,808         (*)        (*)          (*)        (*)        (*)          (*)        4,783        4,783      50,000
       17       32,559         (*)        (*)          (*)        (*)        (*)          (*)        3,863        3,863      50,000
       18       35,447         (*)        (*)          (*)        (*)        (*)          (*)        2,481        2,481      50,000
       19       38,479         (*)        (*)          (*)        (*)        (*)          (*)          499          499      50,000
       20       41,663         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)         (*)
       21       45,006         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)         (*)
       22       48,517         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)         (*)
       23       52,202         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)         (*)
       24       56,073         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)         (*)
       25       60,136         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)         (*)
       26       64,403         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)         (*)
       27       68,883         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)         (*)
       28       73,587         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)         (*)
       29       78,527         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)         (*)
       30       83,713         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)         (*)

(1)      No policy loans and no partial withdrawals have been made.
(2) Guaranteed values reflect guaranteed cost of insurance charges and a monthly $25.00 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                 $1200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                 CURRENT VALUES

                              0% HYPOTHETICAL                    6% HYPOTHETICAL                     12% HYPOTHETICAL
                              GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN

              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR       DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE     BENEFIT

        1        1,260         635          0       50,635        687          0       50,687          738           45      50,738
        2        2,583       1,324        631       51,324      1,468        775       51,468        1,619          926      51,619
        3        3,972       1,971      1,347       51,971      2,252      1,628       52,252        2,557        1,933      52,557
        4        5,431       2,571      2,016       52,571      3,031      2,477       53,031        3,552        2,997      53,552
        5        6,962       3,115      2,630       53,115      3,796      3,311       53,796        4,599        4,114      54,599
        6        8,570       3,606      3,190       53,606      4,548      4,132       54,548        5,704        5,288      55,704
        7       10,259       4,034      3,687       54,034      5,275      4,929       55,275        6,864        6,517      56,864
        8       12,032       4,389      4,112       54,389      5,966      5,688       55,966        8,071        7,794      58,071
        9       13,893       4,674      4,466       54,674      6,618      6,410       56,618        9,331        9,123      59,331
       10       15,848       4,878      4,878       54,878      7,219      7,219       57,219       10,638       10,638      60,638
       11       17,901       4,997      4,997       54,997      7,763      7,763       57,763       11,991       11,991      61,991
       12       20,056       5,023      5,023       55,023      8,235      8,235       58,235       13,384       13,384      63,384
       13       22,318       4,946      4,946       54,946      8,621      8,621       58,621       14,809       14,809      64,809
       14       24,694       4,756      4,756       54,756      8,905      8,905       58,905       16,256       16,256      66,256
       15       27,189       4,454      4,454       54,454      9,083      9,083       59,083       17,728       17,728      67,728
       16       29,808       4,030      4,030       54,030      9,137      9,137       59,137       19,213       19,213      69,213
       17       32,559       3,458      3,458       53,458      9,033      9,033       59,033       20,683       20,683      70,683
       18       35,447       2,738      2,738       52,738      8,762      8,762       58,762       22,135       22,135      72,135
       19       38,479       1,862      1,862       51,862      8,305      8,305       58,305       23,554       23,554      73,554
       20       41,663         819        819       50,819      7,643      7,643       57,643       24,924       24,924      74,924
       21       45,006         (*)        (*)          (*)      6,740      6,740       56,740       26,215       26,215      76,215
       22       48,517         (*)        (*)          (*)      5,562      5,562       55,562       27,476       27,476      77,476
       23       52,202         (*)        (*)          (*)      4,070      4,070       54,070       28,598       28,598      78,598
       24       56,073         (*)        (*)          (*)      2,233      2,233       52,233       29,544       29,544      79,544
       25       60,136         (*)        (*)          (*)         10         10       50,010       30,272       30,272      80,272
       26       64,403         (*)        (*)          (*)        (*)        (*)          (*)       30,730       30,730      80,730
       27       68,883         (*)        (*)          (*)        (*)        (*)          (*)       30,863       30,863      80,863
       28       73,587         (*)        (*)          (*)        (*)        (*)          (*)       30,617       30,617      80,617
       29       78,527         (*)        (*)          (*)        (*)        (*)          (*)       29,917       29,917      79,917
       30       83,713         (*)        (*)          (*)        (*)        (*)          (*)       28,677       28,677      78,677

(1)      No policy loans and no partial withdrawals have been made.
(2) Current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5.00 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of break point for any single policy year.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                 $1200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                GUARANTEED VALUES

                              0% HYPOTHETICAL                    6% HYPOTHETICAL                     12% HYPOTHETICAL
                              GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN

              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR       DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE     BENEFIT

        1        1,260         280          0       50,280        319          0       50,319          360            0      50,360
        2        2,583         708         15       50,708        811        118       50,811          919          226      50,919
        3        3,972       1,071        447       51,071      1,263        639       51,263        1,474          850      51,474
        4        5,431       1,364        809       51,364      1,668      1,113       51,668        2,016        1,461      52,016
        5        6,962       1,579      1,094       51,579      2,015      1,530       52,015        2,535        2,050      52,535
        6        8,570       1,709      1,293       51,709      2,293      1,877       52,293        3,021        2,605      53,021
        7       10,259       1,747      1,401       51,747      2,489      2,143       52,489        3,460        3,114      53,460
        8       12,032       1,680      1,403       51,680      2,586      2,309       52,586        3,833        3,555      53,833
        9       13,893       1,496      1,288       51,496      2,565      2,357       52,565        4,117        3,909      54,117
       10       15,848       1,183      1,183       51,183      2,407      2,407       52,407        4,290        4,290      54,290
       11       17,901         730        730       50,730      2,093      2,093       52,093        4,326        4,326      54,326
       12       20,056         128        128       50,128      1,603      1,603       51,603        4,199        4,199      54,199
       13       22,318         (*)        (*)          (*)        919        919       50,919        3,879        3,879      53,879
       14       24,694         (*)        (*)          (*)         16         16       50,016        3,332        3,332      53,332
       15       27,189         (*)        (*)          (*)        (*)        (*)          (*)        2,511        2,511      52,511
       16       29,808         (*)        (*)          (*)        (*)        (*)          (*)        1,360        1,360      51,360
       17       32,559         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)         (*)
       18       35,447         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)         (*)
       19       38,479         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)         (*)
       20       41,663         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)         (*)
       21       45,006         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)         (*)
       22       48,517         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)         (*)
       23       52,202         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)         (*)
       24       56,073         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)         (*)
       25       60,136         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)         (*)
       26       64,403         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)         (*)
       27       68,883         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)         (*)
       28       73,587         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)         (*)
       29       78,527         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)         (*)
       30       83,713         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)         (*)

(1)      No policy loans and no partial withdrawals have been made.
(2) Guaranteed values reflect guaranteed cost of insurance charges and a monthly $25.00 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                 CURRENT VALUES

                              0% HYPOTHETICAL                    6% HYPOTHETICAL                     12% HYPOTHETICAL
                              GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN

              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR       DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE     BENEFIT

        1        1,575         947         49      100,000      1,016        119      100,000        1,085          188     100,000
        2        3,229       1,946      1,049      100,000      2,146      1,249      100,000        2,354        1,457     100,000
        3        4,965       2,910      2,102      100,000      3,304      2,496      100,000        3,732        2,924     100,000
        4        6,788       3,837      3,119      100,000      4,492      3,774      100,000        5,231        4,513     100,000
        5        8,703       4,731      4,103      100,000      5,712      5,084      100,000        6,865        6,236     100,000
        6       10,713       5,591      5,053      100,000      6,967      6,429      100,000        8,648        8,110     100,000
        7       12,824       6,408      5,960      100,000      8,247      7,799      100,000       10,587       10,139     100,000
        8       15,040       7,172      6,813      100,000      9,544      9,185      100,000       12,689       12,330     100,000
        9       17,367       7,884      7,615      100,000     10,860     10,590      100,000       14,972       14,703     100,000
       10       19,810       8,535      8,535      100,000     12,186     12,186      100,000       17,449       17,449     100,000
       11       22,376       9,139      9,139      100,000     13,536     13,536      100,000       20,155       20,155     100,000
       12       25,069       9,703      9,703      100,000     14,919     14,919      100,000       23,123       23,123     100,000
       13       27,898      10,229     10,229      100,000     16,341     16,341      100,000       26,386       26,386     100,000
       14       30,868      10,700     10,700      100,000     17,784     17,784      100,000       30,052       30,052     100,000
       15       33,986      11,097     11,097      100,000     19,236     19,236      100,000       34,077       34,077     100,000
       16       37,261      11,427     11,427      100,000     20,701     20,701      100,000       38,511       38,511     100,000
       17       40,699      11,681     11,681      100,000     22,175     22,175      100,000       43,402       43,402     100,000
       18       44,309      11,846     11,846      100,000     23,649     23,649      100,000       48,803       48,803     100,000
       19       48,099      11,916     11,916      100,000     25,119     25,119      100,000       54,780       54,780     100,000
       20       52,079      11,897     11,897      100,000     26,675     26,675      100,000       61,418       61,418     100,000
       21       56,258      11,775     11,775      100,000     28,234     28,234      100,000       68,803       68,803     100,000
       22       60,646      11,522     11,522      100,000     29,779     29,779      100,000       77,036       77,036     100,000
       23       65,253      11,128     11,128      100,000     31,306     31,306      100,000       86,243       86,243     101,766
       24       70,091      10,566     10,566      100,000     32,798     32,798      100,000       96,429       96,429     112,822
       25       75,170       9,824      9,824      100,000     34,252     34,252      100,000      107,629      107,629     124,850
       26       80,504       8,891      8,891      100,000     35,666     35,666      100,000      119,945      119,945     137,937
       27       86,104       7,726      7,726      100,000     37,017     37,017      100,000      133,520      133,520     150,878
       28       91,984       6,311      6,311      100,000     38,301     38,301      100,000      148,498      148,498     164,832
       29       98,158       4,619      4,619      100,000     39,509     39,509      100,000      165,042      165,042     179,895
       30      104,641       2,600      2,600      100,000     40,618     40,618      100,000      183,337      183,337     196,171

(1)      No policy loans and no partial withdrawals have been made.
(2) Current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5.00 thereafter. Current values reflect a 6% of premium charge on all premiums.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                GUARANTEED VALUES

                              0% HYPOTHETICAL                    6% HYPOTHETICAL                     12% HYPOTHETICAL
                              GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN

              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR       DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE     BENEFIT

        1        1,575         750          0      100,000        813          0      100,000          876            0     100,000
        2        3,229       1,672        774      100,000      1,851        953      100,000        2,038        1,140     100,000
        3        4,965       2,552      1,744      100,000      2,906      2,098      100,000        3,290        2,483     100,000
        4        6,788       3,389      2,671      100,000      3,978      3,260      100,000        4,642        3,924     100,000
        5        8,703       4,182      3,554      100,000      5,065      4,437      100,000        6,102        5,473     100,000
        6       10,713       4,926      4,388      100,000      6,163      5,625      100,000        7,676        7,138     100,000
        7       12,824       5,618      5,169      100,000      7,269      6,821      100,000        9,373        8,925     100,000
        8       15,040       6,251      5,892      100,000      8,378      8,019      100,000       11,202       10,843     100,000
        9       17,367       6,820      6,551      100,000      9,482      9,213      100,000       13,171       12,901     100,000
       10       19,810       7,320      7,320      100,000     10,578     10,578      100,000       15,291       15,291     100,000
       11       22,376       7,744      7,744      100,000     11,657     11,657      100,000       17,575       17,575     100,000
       12       25,069       8,088      8,088      100,000     12,717     12,717      100,000       20,039       20,039     100,000
       13       27,898       8,348      8,348      100,000     13,751     13,751      100,000       22,703       22,703     100,000
       14       30,868       8,515      8,515      100,000     14,753     14,753      100,000       25,586       25,586     100,000
       15       33,986       8,580      8,580      100,000     15,711     15,711      100,000       28,798       28,798     100,000
       16       37,261       8,532      8,532      100,000     16,615     16,615      100,000       32,298       32,298     100,000
       17       40,699       8,357      8,357      100,000     17,452     17,452      100,000       36,118       36,118     100,000
       18       44,309       8,036      8,036      100,000     18,201     18,201      100,000       40,294       40,294     100,000
       19       48,099       7,548      7,548      100,000     18,843     18,843      100,000       44,873       44,873     100,000
       20       52,079       6,873      6,873      100,000     19,356     19,356      100,000       49,910       49,910     100,000
       21       56,258       5,988      5,988      100,000     19,718     19,718      100,000       55,475       55,475     100,000
       22       60,646       4,871      4,871      100,000     19,905     19,905      100,000       61,656       61,656     100,000
       23       65,253       3,497      3,497      100,000     19,891     19,891      100,000       68,558       68,558     100,000
       24       70,091       1,834      1,834      100,000     19,643     19,643      100,000       76,311       76,311     100,000
       25       75,170         (*)        (*)          (*)     19,116     19,116      100,000       85,073       85,073     100,000
       26       80,504         (*)        (*)          (*)     18,248     18,248      100,000       94,894       94,894     109,128
       27       86,104         (*)        (*)          (*)     16,963     16,963      100,000      105,704      105,704     119,446
       28       91,984         (*)        (*)          (*)     15,157     15,157      100,000      117,616      117,616     130,554
       29       98,158         (*)        (*)          (*)     12,706     12,706      100,000      130,763      130,763     142,532
       30      104,641         (*)        (*)          (*)      9,468      9,468      100,000      145,305      145,305     155,477

(1)      No policy loans and no partial withdrawals have been made.
(2) Guaranteed values reflect guaranteed cost of insurance charges and a monthly $25.00 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                 CURRENT VALUES

                              0% HYPOTHETICAL                    6% HYPOTHETICAL                     12% HYPOTHETICAL
                              GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN

              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR       DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE     BENEFIT

        1        1,575         943         46      100,943      1,012        115      101,012        1,082          184     101,082
        2        3,229       1,936      1,039      101,936      2,135      1,237      102,135        2,342        1,444     102,342
        3        4,965       2,889      2,081      102,889      3,280      2,472      103,280        3,705        2,897     103,705
        4        6,788       3,802      3,084      103,802      4,450      3,732      104,450        5,181        4,463     105,181
        5        8,703       4,677      4,048      104,677      5,645      5,017      105,645        6,781        6,153     106,781
        6       10,713       5,514      4,975      105,514      6,867      6,328      106,867        8,520        7,981     108,520
        7       12,824       6,302      5,853      106,302      8,105      7,656      108,105       10,397        9,948     110,397
        8       15,040       7,031      6,672      107,031      9,346      8,987      109,346       12,415       12,056     112,415
        9       17,367       7,701      7,431      107,701     10,593     10,324      110,593       14,587       14,318     114,587
       10       19,810       8,302      8,302      108,302     11,832     11,832      111,832       16,919       16,919     116,919
       11       22,376       8,848      8,848      108,848     13,078     13,078      113,078       19,438       19,438     119,438
       12       25,069       9,347      9,347      109,347     14,338     14,338      114,338       22,173       22,173     122,173
       13       27,898       9,803      9,803      109,803     15,614     15,614      115,614       25,147       25,147     125,147
       14       30,868      10,195     10,195      110,195     16,886     16,886      116,886       28,447       28,447     128,447
       15       33,986      10,502     10,502      110,502     18,131     18,131      118,131       32,010       32,010     132,010
       16       37,261      10,731     10,731      110,731     19,353     19,353      119,353       35,866       35,866     135,866
       17       40,699      10,873     10,873      110,873     20,541     20,541      120,541       40,037       40,037     140,037
       18       44,309      10,913     10,913      110,913     21,677     21,677      121,677       44,539       44,539     144,539
       19       48,099      10,847     10,847      110,847     22,750     22,750      122,750       49,397       49,397     149,397
       20       52,079      10,679     10,679      110,679     23,765     23,765      123,765       54,655       54,655     154,655
       21       56,258      10,398     10,398      110,398     24,701     24,701      124,701       60,337       60,337     160,337
       22       60,646       9,972      9,972      109,972     25,523     25,523      125,523       66,454       66,454     166,454
       23       65,253       9,394      9,394      109,394     26,295     26,295      126,295       73,040       73,040     173,040
       24       70,091       8,636      8,636      108,636     26,908     26,908      126,908       80,114       80,114     180,114
       25       75,170       7,694      7,694      107,694     27,344     27,344      127,344       87,716       87,716     187,716
       26       80,504       6,560      6,560      106,560     27,585     27,585      127,585       95,891       95,891     195,891
       27       86,104       5,199      5,199      105,199     27,582     27,582      127,582      104,658      104,658     204,658
       28       91,984       3,604      3,604      103,604     27,315     27,315      127,315      114,068      114,068     214,068
       29       98,158       1,762      1,762      101,762     26,752     26,752      126,752      124,170      124,170     224,170
       30      104,641           0          0            0     25,840     25,840      125,840      134,993      134,993     234,993

(1)      No policy loans and no partial withdrawals have been made.
(2) Current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5.00 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of break point for any single policy year.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45
                                GUARANTEED VALUES

                              0% HYPOTHETICAL                    6% HYPOTHETICAL                     12% HYPOTHETICAL
                              GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN

              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR       DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE     BENEFIT

        1        1,575         747          0      100,747        809          0      100,809          872            0     100,872
        2        3,229       1,661        763      101,661      1,839        941      101,839        2,025        1,127     102,025
        3        4,965       2,530      1,722      102,530      2,881      2,073      102,881        3,262        2,454     103,262
        4        6,788       3,352      2,634      103,352      3,933      3,215      103,933        4,589        3,871     104,589
        5        8,703       4,124      3,496      104,124      4,993      4,365      104,993        6,013        5,385     106,013
        6       10,713       4,842      4,304      104,842      6,055      5,517      106,055        7,537        6,999     107,537
        7       12,824       5,502      5,053      105,502      7,114      6,665      107,114        9,166        8,717     109,166
        8       15,040       6,097      5,738      106,097      8,162      7,803      108,162       10,902       10,543     110,902
        9       17,367       6,619      6,350      106,619      9,190      8,921      109,190       12,749       12,480     112,749
       10       19,810       7,065      7,065      107,065     10,191     10,191      110,191       14,709       14,709     114,709
       11       22,376       7,426      7,426      107,426     11,155     11,155      111,155       16,786       16,786     116,786
       12       25,069       7,697      7,697      107,697     12,073     12,073      112,073       18,983       18,983     118,983
       13       27,898       7,874      7,874      107,874     12,937     12,937      112,937       21,309       21,309     121,309
       14       30,868       7,950      7,950      107,950     13,737     13,737      113,737       23,764       23,764     123,764
       15       33,986       7,913      7,913      107,913     14,455     14,455      114,455       26,350       26,350     126,350
       16       37,261       7,752      7,752      107,752     15,075     15,075      115,075       29,154       29,154     129,154
       17       40,699       7,455      7,455      107,455     15,578     15,578      115,578       32,103       32,103     132,103
       18       44,309       7,004      7,004      107,004     15,937     15,937      115,937       35,191       35,191     135,191
       19       48,099       6,379      6,379      106,379     16,125     16,125      116,125       38,408       38,408     138,408
       20       52,079       5,563      5,563      105,563     16,112     16,112      116,112       41,745       41,745     141,745
       21       56,258       4,539      4,539      104,539     15,871     15,871      115,871       45,197       45,197     145,197
       22       60,646       3,293      3,293      103,293     15,371     15,371      115,371       48,752       48,752     148,752
       23       65,253       1,809      1,809      101,809     14,585     14,585      114,585       52,405       52,405     152,405
       24       70,091          70         70      100,070     13,475     13,475      113,475       56,141       56,141     156,141
       25       75,170         (*)        (*)          (*)     11,996     11,996      111,996       59,933       59,933     159,933
       26       80,504         (*)        (*)          (*)     10,089     10,089      110,089       63,745       63,745     163,745
       27       86,104         (*)        (*)          (*)      7,684      7,684      107,684       67,523       67,523     167,523
       28       91,984         (*)        (*)          (*)      4,691      4,691      104,691       71,195       71,195     171,195
       29       98,158         (*)        (*)          (*)      1,020      1,020      101,020       74,681       74,681     174,681
       30      104,641         (*)        (*)          (*)        (*)        (*)          (*)       77,902       77,902     177,902

(1)      No policy loans and no partial withdrawals have been made.
(2) Guaranteed values reflect guaranteed cost of insurance charges and a monthly $25.00 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                 CURRENT VALUES

                        0% HYPOTHETICAL                            6% HYPOTHETICAL                      12% HYPOTHETICAL
                        GROSS INVESTMENT RETURN                    GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN

              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR       DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE     BENEFIT

        1        2,625       1,533        371      100,000      1,647        485      100,000        1,762          599     100,000
        2        5,381       3,104      1,941      100,000      3,431      2,268      100,000        3,772        2,609     100,000
        3        8,275       4,625      3,579      100,000      5,267      4,221      100,000        5,964        4,918     100,000
        4       11,314       6,078      5,148      100,000      7,141      6,211      100,000        8,341        7,411     100,000
        5       14,505       7,447      6,633      100,000      9,036      8,222      100,000       10,905       10,091     100,000
        6       17,855       8,737      8,039      100,000     10,960     10,262      100,000       13,684       12,986     100,000
        7       21,373       9,943      9,362      100,000     12,910     12,328      100,000       16,699       16,118     100,000
        8       25,066      11,052     10,587      100,000     14,875     14,410      100,000       19,968       19,503     100,000
        9       28,945      12,062     11,714      100,000     16,854     16,505      100,000       23,520       23,172     100,000
       10       33,017      12,980     12,980      100,000     18,857     18,857      100,000       27,400       27,400     100,000
       11       37,293      13,793     13,793      100,000     20,877     20,877      100,000       31,739       31,739     100,000
       12       41,782      14,476     14,476      100,000     22,892     22,892      100,000       36,497       36,497     100,000
       13       46,497      15,025     15,025      100,000     24,903     24,903      100,000       41,735       41,735     100,000
       14       51,446      15,415     15,415      100,000     26,893     26,893      100,000       47,511       47,511     100,000
       15       56,644      15,639     15,639      100,000     28,949     28,949      100,000       53,913       53,913     100,000
       16       62,101      15,691     15,691      100,000     30,997     30,997      100,000       61,045       61,045     100,000
       17       67,831      15,536     15,536      100,000     33,017     33,017      100,000       69,018       69,018     100,000
       18       73,848      15,164     15,164      100,000     35,010     35,010      100,000       77,985       77,985     100,000
       19       80,165      14,555     14,555      100,000     36,973     36,973      100,000       88,129       88,129     100,000
       20       86,798      13,667     13,667      100,000     38,890     38,890      100,000       99,603       99,603     106,575
       21       93,763      12,467     12,467      100,000     40,753     40,753      100,000      112,329      112,329     117,946
       22      101,076      10,871     10,871      100,000     42,524     42,524      100,000      126,332      126,332     132,649
       23      108,755       8,813      8,813      100,000     44,183     44,183      100,000      141,732      141,732     148,819
       24      116,818       6,215      6,215      100,000     45,708     45,708      100,000      158,661      158,661     166,594
       25      125,284       2,976      2,976      100,000     47,071     47,071      100,000      177,258      177,258     186,121
       26      134,173         (*)        (*)          (*)     48,244     48,244      100,000      197,678      197,678     207,562
       27      143,506         (*)        (*)          (*)     49,200     49,200      100,000      220,086      220,086     231,090
       28      153,307         (*)        (*)          (*)     49,893     49,893      100,000      244,659      244,659     256,892
       29      163,597         (*)        (*)          (*)     50,268     50,268      100,000      271,586      271,586     285,165
       30      174,402         (*)        (*)          (*)     50,237     50,237      100,000      301,066      301,066     316,119

(1)      No policy loans and no partial withdrawals have been made.
(2) Current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5.00 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of break point for any single policy year.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 1
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                GUARANTEED VALUES

                        0% HYPOTHETICAL                            6% HYPOTHETICAL                      12% HYPOTHETICAL
                        GROSS INVESTMENT RETURN                    GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN

              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR       DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE     BENEFIT

        1        2,625       1,210         48      100,000      1,314        152      100,000        1,419          256     100,000
        2        5,381       2,538      1,375      100,000      2,827      1,664      100,000        3,130        1,967     100,000
        3        8,275       3,769      2,723      100,000      4,330      3,284      100,000        4,941        3,895     100,000
        4       11,314       4,898      3,968      100,000      5,816      4,886      100,000        6,857        5,927     100,000
        5       14,505       5,916      5,103      100,000      7,275      6,462      100,000        8,882        8,069     100,000
        6       17,855       6,814      6,117      100,000      8,698      8,001      100,000       11,022       10,324     100,000
        7       21,373       7,581      7,000      100,000     10,072      9,491      100,000       13,281       12,700     100,000
        8       25,066       8,200      7,735      100,000     11,379     10,914      100,000       15,661       15,196     100,000
        9       28,945       8,653      8,305      100,000     12,600     12,251      100,000       18,167       17,818     100,000
       10       33,017       8,925      8,925      100,000     13,716     13,716      100,000       20,805       20,805     100,000
       11       37,293       8,996      8,996      100,000     14,708     14,708      100,000       23,587       23,587     100,000
       12       41,782       8,851      8,851      100,000     15,556     15,556      100,000       26,529       26,529     100,000
       13       46,497       8,469      8,469      100,000     16,240     16,240      100,000       29,748       29,748     100,000
       14       51,446       7,826      7,826      100,000     16,730     16,730      100,000       33,197       33,197     100,000
       15       56,644       6,885      6,885      100,000     16,989     16,989      100,000       36,908       36,908     100,000
       16       62,101       5,596      5,596      100,000     16,966     16,966      100,000       40,917       40,917     100,000
       17       67,831       3,893      3,893      100,000     16,591     16,591      100,000       45,266       45,266     100,000
       18       73,848       1,689      1,689      100,000     15,776     15,776      100,000       50,008       50,008     100,000
       19       80,165         (*)        (*)          (*)     14,416     14,416      100,000       55,221       55,221     100,000
       20       86,798         (*)        (*)          (*)     12,393     12,393      100,000       61,017       61,017     100,000
       21       93,763         (*)        (*)          (*)      9,571      9,571      100,000       67,554       67,554     100,000
       22      101,076         (*)        (*)          (*)      5,787      5,787      100,000       75,040       75,040     100,000
       23      108,755         (*)        (*)          (*)        836        836      100,000       83,755       83,755     100,000
       24      116,818         (*)        (*)          (*)        (*)        (*)          (*)       94,068       94,068     100,000
       25      125,284         (*)        (*)          (*)        (*)        (*)          (*)      105,902      105,902     111,197
       26      134,173         (*)        (*)          (*)        (*)        (*)          (*)      118,857      118,857     124,800
       27      143,506         (*)        (*)          (*)        (*)        (*)          (*)      133,024      133,024     139,675
       28      153,307         (*)        (*)          (*)        (*)        (*)          (*)      148,495      148,495     155,920
       29      163,597         (*)        (*)          (*)        (*)        (*)          (*)      165,367      165,367     173,635
       30      174,402         (*)        (*)          (*)        (*)        (*)          (*)      183,741      183,741     192,928

(1)      No policy loans and no partial withdrawals have been made.
(2) Guaranteed values reflect guaranteed cost of insurance charges and a monthly $25.00 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                 CURRENT VALUES

                          0% HYPOTHETICAL                            6% HYPOTHETICAL                     12% HYPOTHETICAL
                          GROSS INVESTMENT RETURN                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN

              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR       DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE     BENEFIT

        1        2,625       1,521        358      101,521      1,634        471      101,634        1,747          585     101,747
        2        5,381       3,068      1,905      103,068      3,390      2,228      103,390        3,727        2,565     103,727
        3        8,275       4,553      3,507      104,553      5,185      4,138      105,185        5,870        4,824     105,870
        4       11,314       5,957      5,027      105,957      6,995      6,065      106,995        8,168        7,238     108,168
        5       14,505       7,260      6,446      107,260      8,803      7,989      108,803       10,618        9,804     110,618
        6       17,855       8,467      7,770      108,467     10,611      9,913      110,611       13,236       12,538     113,236
        7       21,373       9,572      8,991      109,572     12,410     11,829      112,410       16,032       15,450     116,032
        8       25,066      10,558     10,093      110,558     14,182     13,717      114,182       19,004       18,539     119,004
        9       28,945      11,422     11,073      111,422     15,920     15,571      115,920       22,165       21,816     122,165
       10       33,017      12,169     12,169      112,169     17,625     17,625      117,625       25,537       25,537     125,537
       11       37,293      12,787     12,787      112,787     19,282     19,282      119,282       29,216       29,216     129,216
       12       41,782      13,245     13,245      113,245     20,855     20,855      120,855       33,119       33,119     133,119
       13       46,497      13,537     13,537      113,537     22,329     22,329      122,329       37,260       37,260     137,260
       14       51,446      13,634     13,634      113,634     23,672     23,672      123,672       41,634       41,634     141,634
       15       56,644      13,532     13,532      113,532     24,866     24,866      124,866       46,253       46,253     146,253
       16       62,101      13,225     13,225      113,225     25,897     25,897      125,897       51,134       51,134     151,134
       17       67,831      12,676     12,676      112,676     26,801     26,801      126,801       56,262       56,262     156,262
       18       73,848      11,880     11,880      111,880     27,481     27,481      127,481       61,654       61,654     161,654
       19       80,165      10,824     10,824      110,824     27,908     27,908      127,908       67,317       67,317     167,317
       20       86,798       9,472      9,472      109,472     28,031     28,031      128,031       73,238       73,238     173,238
       21       93,763       7,801      7,801      107,801     27,806     27,806      127,806       79,414       79,414     179,414
       22      101,076       5,739      5,739      105,739     27,138     27,138      127,138       85,789       85,789     185,789
       23      108,755       3,246      3,246      103,246     25,958     25,958      125,958       92,333       92,333     192,333
       24      116,818         283        283      100,283     24,195     24,195      124,195       99,016       99,016     199,016
       25      125,284         (*)        (*)          (*)     21,690     21,690      121,690      105,789      105,789     205,789
       26      134,173         (*)        (*)          (*)     18,438     18,438      118,438      112,609      112,609     212,609
       27      143,506         (*)        (*)          (*)     14,369     14,369      114,369      119,439      119,439     219,439
       28      153,307         (*)        (*)          (*)      9,384      9,384      109,384      126,214      126,214     226,214
       29      163,597         (*)        (*)          (*)      3,380      3,380      103,380      132,863      132,863     232,863
       30      174,402         (*)        (*)          (*)        (*)        (*)          (*)      139,270      139,270     239,270

(1)      No policy loans and no partial withdrawals have been made.
(2) Current values reflect current cost of insurance charges and a monthly $12.50 administrative expense charge for the first policy year and $5.00 thereafter. Current values reflect a 6% of premium charge on all premiums up to the break point premium and 4% on premiums in excess of break point for any single policy year.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION 2
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55
                                GUARANTEED VALUES

                           0% HYPOTHETICAL                          6% HYPOTHETICAL                     12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN                  GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN

              PREMIUMS
             PAID PLUS                   CASH                               CASH                                   CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR       DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE     BENEFIT

        1        2,625       1,196         33      101,196      1,299        136      101,299        1,402          239     101,402
        2        5,381       2,495      1,333      102,495      2,780      1,617      102,780        3,078        1,915     103,078
        3        8,275       3,684      2,638      103,684      4,232      3,186      104,232        4,829        3,782     104,829
        4       11,314       4,755      3,825      104,755      5,643      4,713      105,643        6,651        5,721     106,651
        5       14,505       5,695      4,882      105,695      6,999      6,186      106,999        8,540        7,727     108,540
        6       17,855       6,496      5,799      106,496      8,285      7,587      108,285       10,488        9,791     110,488
        7       21,373       7,145      6,564      107,145      9,481      8,900      109,481       12,486       11,905     112,486
        8       25,066       7,623      7,158      107,623     10,563     10,098      110,563       14,516       14,051     114,516
        9       28,945       7,912      7,563      107,912     11,503     11,154      111,503       16,558       16,210     116,558
       10       33,017       7,994      7,994      107,994     12,275     12,275      112,275       18,593       18,593     118,593
       11       37,293       7,854      7,854      107,854     12,851     12,851      112,851       20,598       20,598     120,598
       12       41,782       7,476      7,476      107,476     13,204     13,204      113,204       22,551       22,551     122,551
       13       46,497       6,846      6,846      106,846     13,306     13,306      113,306       24,427       24,427     124,427
       14       51,446       5,947      5,947      105,947     13,122     13,122      113,122       26,195       26,195     126,195
       15       56,644       4,750      4,750      104,750     12,608     12,608      112,608       27,897       27,897     127,897
       16       62,101       3,219      3,219      103,219     11,706     11,706      111,706       29,400       29,400     129,400
       17       67,831       1,308      1,308      101,308     10,348     10,348      110,348       30,627       30,627     130,627
       18       73,848         (*)        (*)          (*)      8,448      8,448      108,448       31,482       31,482     131,482
       19       80,165         (*)        (*)          (*)      5,915      5,915      105,915       31,856       31,856     131,856
       20       86,798         (*)        (*)          (*)      2,666      2,666      102,666       31,640       31,640     131,640
       21       93,763         (*)        (*)          (*)        (*)        (*)          (*)       30,725       30,725     130,725
       22      101,076         (*)        (*)          (*)        (*)        (*)          (*)       28,996       28,996     128,996
       23      108,755         (*)        (*)          (*)        (*)        (*)          (*)       26,330       26,330     126,330
       24      116,818         (*)        (*)          (*)        (*)        (*)          (*)       22,587       22,587     122,587
       25      125,284         (*)        (*)          (*)        (*)        (*)          (*)       17,520       17,520     117,520
       26      134,173         (*)        (*)          (*)        (*)        (*)          (*)       10,976       10,976     110,976
       27      143,506         (*)        (*)          (*)        (*)        (*)          (*)        2,678        2,678     102,678
       28      153,307         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)         (*)
       29      163,597         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)         (*)
       30      174,402         (*)        (*)          (*)        (*)        (*)          (*)          (*)          (*)         (*)

(1)      No policy loans and no partial withdrawals have been made.
(2) Guaranteed values reflect guaranteed cost of insurance charges and a monthly $25.00 administrative expense charge for the first policy year and $7.50 thereafter. Guaranteed values reflect a 6% of premium charge on all premiums.
(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)      Unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                          Independent Auditors' Report


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-2:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1999


ASSETS:
   Investments at market value:
      American Century VP - American Century VP Balanced (ACVPBal)
         795,028 shares (cost $6,183,088).................................................................     $  6,193,268
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         1,310,237 shares (cost $14,199,026)..............................................................       19,443,915
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         602,907 shares (cost $4,444,143).................................................................        4,823,253
      American Century VP - American Century VP International (ACVPInt)
         1,980,383 shares (cost $17,427,212)..............................................................       24,754,794
      American Century VP - American Century VP Value (ACVPValue)
         494,054 shares (cost $3,183,580).................................................................        2,939,619
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         496,132 shares (cost $16,849,441)................................................................       19,383,887
      Dreyfus Stock Index Fund (DryStkIx)
         2,927,576 shares (cost $90,937,184)..............................................................      112,565,296
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         197,915 shares (cost $7,452,341).................................................................        7,890,857
      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         111,700 shares (cost $2,578,826).................................................................        2,846,128
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         3,387,044 shares (cost $77,450,139)..............................................................       87,080,913
      Fidelity VIP - Growth Portfolio (FidVIPGr)
         3,224,217 shares (cost $141,002,558).............................................................      177,106,228
      Fidelity VIP - High Income Portfolio (FidVIPHI)
         2,300,605 shares (cost $25,431,881)..............................................................       26,019,837
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         1,124,389 shares (cost $24,103,083)..............................................................       30,853,234
      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         1,773,556 shares (cost $28,218,185)..............................................................       33,112,294
      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         2,444,413 shares (cost $57,111,827)..............................................................       71,254,625
      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         288,757 shares (cost $6,421,936).................................................................        6,684,726
      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         101,527 shares (cost $703,568)...................................................................          701,555
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         1,679,347 shares (cost $42,896,304)..............................................................       43,176,002
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         1,238,554 shares (cost $13,874,328)..............................................................       13,363,999
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         55,921,557 shares (cost $55,921,557).............................................................       55,921,557
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         311,019 shares (cost $3,169,694).................................................................        3,023,109

                                                                                                                (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED


      Nationwide SAT - Small Company Fund (NSATSmCo)
         1,192,188 shares (cost $19,570,277)...........................................................          26,371,195
      Nationwide SAT - Total Return Fund (NSATTotRe)
         5,531,257 shares (cost $88,844,610)...........................................................         104,042,949
      Neuberger &Berman AMT - Growth Portfolio (NBAMTGro)
         833,852 shares (cost $22,437,375).............................................................          31,077,667
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         143,260 shares (cost $2,173,246)..............................................................           2,270,679
      Neuberger &Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         372,342 shares (cost $5,060,841)..............................................................           4,929,804
      Neuberger &Berman AMT - Partners Portfolio (NBAMTPart)
         1,568,835 shares (cost $30,264,190)...........................................................          30,811,928
      Oppenheimer VAF - Bond Fund (OppBdFd)
         1,018,671 shares (cost $12,427,086)...........................................................          11,735,087
      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         1,040,808 shares (cost $22,818,708)...........................................................          34,773,392
      Oppenheimer VAF - Growth Fund (OppGro)
         246,543 shares (cost $10,439,601).............................................................          12,287,705
      Oppenheimer VAF - Multiple Strategies Fund (OppMult)
         855,203 shares (cost $13,847,823).............................................................          14,931,853
      Strong Opportunity Fund II, Inc. (StOpp2)
         1,620,714 shares (cost $33,089,344)...........................................................          42,122,346
      Strong VIF - Strong Discovery Fund II (StDisc2)
         605,084 shares (cost $6,549,719)..............................................................           6,885,853
      Strong VIF - Strong International Stock Fund II (StIntStk2)
         456,221 shares (cost $6,079,530)..............................................................           7,468,345
      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         254,593 shares (cost $2,789,543)..............................................................           2,721,595
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         711,484 shares (cost $8,097,955)..............................................................          10,145,756
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         391,871 shares (cost $4,137,692)..............................................................           4,294,901
      Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         412,750 shares (cost $5,453,427)..............................................................           5,105,716
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         818,526 shares (cost $10,822,846).............................................................          13,669,390
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         230,203 shares (cost $3,879,342)..............................................................           4,433,707
      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         974,376 shares (cost $17,318,114).............................................................          25,528,664
                                                                                                             --------------
            Total investments..........................................................................       1,144,747,628
   Accounts receivable                                                                                               -
                                                                                                             --------------
            Total assets...............................................................................       1,144,747,628
ACCOUNTS PAYABLE.......................................................................................             132,236
                                                                                                             --------------
CONTRACT OWNERS' EQUITY (NOTE 7).......................................................................     $ 1,144,615,392
                                                                                                             --------------

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                  TOTAL                                           ACVPBal
                                             ---------------------------------------------    -------------------------------
                                                  1999            1998            1997             1999            1998
                                             -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........            $    14,098,293     11,649,564        9,547,366        104,861           73,602
  Mortality and expense charges
    (note 3)...................                 (7,660,149)     (6,238,523)     (4,642,993)        (43,480)        (38,972)
                                            --------------  --------------  --------------  --------------   -------------
    Net investment activity....                  6,438,144       5,411,041       4,904,373          61,381          34,630
                                            --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                955,670,735     760,513,313     443,749,426         971,140       1,247,480
  Cost of mutual funds sold....               (897,919,980)   (729,684,314)   (409,583,997)     (1,022,836)     (1,152,261)
                                            --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                 57,750,755      30,828,999      34,165,429         (51,696)         95,219
  Change in unrealized gain (loss)
    on investments.............                 93,482,590      26,818,372      31,280,650        (209,153)         37,264
                                            --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments             151,233,345      57,647,371      65,446,079        (260,849)        132,483
                                            --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                 39,898,769      43,742,310      19,594,720         723,542         456,397
                                            --------------  --------------  --------------  --------------   -------------
      Net change in contract owners'
         equity resulting from
         operations........                    197,570,258     106,800,722      89,945,172         524,074         623,510
                                            --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners.......                155,876,754     213,764,519     218,381,791         765,352         617,960
  Transfers between funds .....                          -               -               -         (71,304)      1,045,491
  Surrenders...................                (29,241,082)    (20,881,099)    (11,960,967)       (170,759)       (139,847)
  Death benefits (note 4)......                 (5,189,106)     (1,636,729)       (664,672)         (3,696)        (12,665)
  Policy loans (net of repayments)
    (note 5)...................                (16,840,767)    (15,272,227)     (9,898,715)       (109,266)        (97,880)
  Deductions for surrender charges
    (note 2d)..................                 (4,371,271)     (2,374,941)     (1,603,674)        (25,527)        (16,788)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                (46,509,797)    (44,274,845)    (34,553,252)       (273,361)       (164,907)
  Asset charges (note 3):
    MSP contracts .............                   (560,395)       (433,211)       (203,697)         (4,829)         (2,706)
    LSFP contracts ............                   (275,681)       (123,032)        (23,838)           (912)           (769)
                                            --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                 52,888,655     128,768,435     159,472,976         105,698       1,227,889
                                            --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY          250,458,913     235,569,157     249,418,148         629,772       1,851,399
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                894,156,479     658,587,322     409,169,174       5,562,859       3,711,460
                                            --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $ 1,144,615,392     894,156,479     658,587,322       6,192,631       5,562,859
                                            ==============  ==============  ==============  ==============   =============

                                                ACVPBal                       ACVPCapAp
                                             -------------   ---------------------------------------------
                                                  1997            1999            1998            1997
                                             -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........                     32,123               -               -               -
  Mortality and expense charges
    (note 3)...................                    (27,654)       (108,580)        (82,384)       (104,781)
                                            --------------  --------------  --------------  --------------
    Net investment activity....                      4,469        (108,580)        (82,384)       (104,781)
                                            --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                  2,604,070      22,591,735       5,476,348      32,724,781
  Cost of mutual funds sold....                 (2,212,633)    (21,828,544)     (6,203,432)    (32,719,977)
                                            --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                    391,437         763,191        (727,084)          4,804
  Change in unrealized gain (loss)
    on investments.............                    (79,247)      6,761,369         (95,403)       (649,578)
                                            --------------  --------------  --------------  --------------
    Net gain (loss) on investments                 312,190       7,524,560        (822,487)       (644,774)
                                            --------------  --------------  --------------  --------------
  Reinvested capital gains.....                    126,772               -         626,545         235,181
                                            --------------  --------------  --------------  --------------
      Net change in contract owners'
         equity resulting from
         operations........                        443,431       7,415,980        (278,326)       (514,374)
                                            --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners.......                    560,697       1,955,940       2,567,119       2,396,050
  Transfers between funds .....                    402,250         261,755      (1,460,314)       (731,351)
  Surrenders...................                   (201,818)       (723,035)       (537,440)       (294,647)
  Death benefits (note 4)......                    (18,479)        (23,318)         (1,791)           (279)
  Policy loans (net of repayments)
    (note 5)...................                    (62,819)       (241,323)       (208,014)       (317,723)
  Deductions for surrender charges
    (note 2d)..................                    (27,058)       (108,087)        (63,643)        (39,505)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                    (31,708)       (687,205)       (533,669)       (354,495)
  Asset charges (note 3):
    MSP contracts .............                     (1,148)         (3,806)         (5,721)         (3,748)
    LSFP contracts ............                       (134)         (1,392)         (1,625)           (439)
                                            --------------  --------------  --------------  --------------
      Net equity transactions..                    619,783         429,529        (245,098)        653,863
                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY            1,063,214       7,845,509        (523,424)        139,489
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                  2,648,246      11,594,653      12,118,077      11,978,588
                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD            3,711,460      19,440,162      11,594,653      12,118,077
                                            ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                   ACVPIncGr                                         ACVPInt
                                              ---------------------------------------------    -------------------------------
                                                    1999            1998            1997             1999            1998
                                              -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........            $            655           7,293               -               -          48,574
  Mortality and expense charges
    (note 3)...................                     (27,101)         (7,590)              -        (123,973)       (100,304)
                                             --------------  --------------  --------------  --------------   -------------
    Net investment activity....                     (26,446)           (297)              -        (123,973)        (51,730)
                                             --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                   4,520,179         579,403               -      25,003,227      26,953,998
  Cost of mutual funds sold....                  (4,059,023)       (585,659)              -     (22,517,439)    (26,717,868)
                                             --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                     461,156          (6,256)              -       2,485,788         236,130
  Change in unrealized gain (loss)
    on investments.............                     247,602         131,508               -       6,850,984         538,699
                                             --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                  708,758         125,252               -       9,336,772         774,829
                                             --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                           -               -               -               -         498,647
                                             --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                   682,312         124,955               -       9,212,799       1,221,746
                                             --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                    482,154         115,227               -       1,793,620       1,075,296
  Transfers between funds .....                   2,244,545       1,333,797               -       1,521,029       5,394,451
  Surrenders...................                     (56,332)         (9,343)              -        (363,715)        (91,333)
  Death benefits (note 4)......                           -              (1)              -         (15,489)        (11,988)
  Policy loans (net of repayments)
    (note 5)...................                      49,802          (3,122)              -        (508,785)        (25,253)
  Deductions for surrender charges
    (note 2d)..................                      (8,421)           (970)              -         (54,372)         (7,357)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                    (109,013)        (14,226)              -        (578,192)       (371,602)
  Asset charges (note 3):
    MSP contracts .............                      (3,326)           (527)              -          (9,808)         (6,965)
    LSFP contracts ............                      (4,278)           (150)              -          (5,962)         (1,978)
                                             --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                   2,595,131       1,420,685               -       1,778,326       5,953,271
                                             --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY             3,277,443       1,545,640               -      10,991,125       7,175,017
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                   1,545,640               -               -      13,761,213       6,586,196
                                             --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $      4,823,083       1,545,640               -      24,752,338      13,761,213
                                             ==============  ==============  ==============  ==============   =============


                                              ACVPInt                           ACVPValue
                                           --------------   ---------------------------------------------
                                                  1997            1999            1998            1997
                                            -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........                    39,611          26,285          14,238           1,245
  Mortality and expense charges
    (note 3)...................                   (43,589)        (20,993)        (19,998)         (7,498)
                                           --------------  --------------  --------------  --------------
    Net investment activity....                    (3,978)          5,292          (5,760)         (6,253)
                                           --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                12,528,472      10,125,505       3,978,821       2,118,031
  Cost of mutual funds sold....               (11,671,277)    (10,140,086)     (4,072,379)     (1,966,550)
                                           --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                   857,195         (14,581)        (93,558)        151,481
  Change in unrealized gain (loss)
    on investments.............                  (221,309)       (279,501)          7,367          28,166
                                           --------------  --------------  --------------  --------------
    Net gain (loss) on investments                635,886        (294,082)        (86,191)        179,647
                                           --------------  --------------  --------------  --------------
  Reinvested capital gains.....                    76,392         249,026         169,984           2,540
                                           --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                 708,300         (39,764)         78,033         175,934
                                           --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                  827,281         536,794         402,104         111,600
  Transfers between funds .....                 1,897,413         (10,220)        705,143       1,429,037
  Surrenders...................                   (37,650)        (44,773)        (64,948)         (4,196)
  Death benefits (note 4)......                         -         (18,972)             (2)              -
  Policy loans (net of repayments)
    (note 5)...................                  (123,364)        (46,175)        (39,222)         (2,706)
  Deductions for surrender charges
    (note 2d)..................                    (5,048)         (6,693)         (5,005)           (563)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                  (116,507)       (138,847)        (76,187)         (2,525)
  Asset charges (note 3):
    MSP contracts .............                    (2,038)         (3,246)         (1,389)           (531)
    LSFP contracts ............                      (238)         (1,972)           (394)            (62)
                                           --------------  --------------  --------------  --------------
      Net equity transactions..                 2,439,849         265,896         920,100       1,530,054
                                           --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY           3,148,149         226,132         998,133       1,705,988
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                 3,438,047       2,713,250       1,715,117           9,129
                                           --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD           6,586,196       2,939,382       2,713,250       1,715,117
                                           ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997


                                                             DrySRGro                                         DryStkix
                                             ----------------------------------------------   --------------------------------
                                                    1999            1998            1997             1999            1998
                                             --------------  --------------  --------------   --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........ $                     2,403          18,491          24,764       1,066,045         840,788
  Mortality and expense charges
    (note 3)...................                    (114,846)        (76,955)        (44,201)       (719,164)       (508,329)
                                             --------------  --------------  --------------  --------------   -------------
    Net investment activity....                    (112,443)        (58,464)        (19,437)        346,881         332,459
                                             --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                  17,180,969      30,530,607       6,036,906      20,339,759      34,044,658
  Cost of mutual funds sold....                 (15,391,528)    (29,068,944)     (5,411,329)    (15,264,747)    (26,882,152)
                                             --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                   1,789,441       1,461,663         625,577       5,075,012       7,162,506
  Change in unrealized gain (loss)
    on investments.............                   1,688,692         619,023         301,151      11,113,462       6,892,116
                                             --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                3,478,133       2,080,686         926,728      16,188,474      14,054,622
                                             --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                     646,972         429,304         192,785         920,361         156,109
                                             --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                 4,012,662       2,451,526       1,100,076      17,455,716      14,543,190
                                             --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                  2,602,017       2,646,682       1,226,366      13,344,420       8,792,308
  Transfers between funds .....                   2,581,796       1,547,337       2,303,963      11,928,413      15,454,943
  Surrenders...................                    (387,508)       (808,738)       (145,994)     (2,827,148)       (489,388)
  Death benefits (note 4)......                     (31,507)         (3,645)         (6,412)       (157,295)       (395,851)
  Policy loans (net of repayments)
    (note 5)...................                    (488,829)       (431,011)       (107,480)     (1,610,756)       (500,204)
  Deductions for surrender charges
    (note 2d)..................                     (57,929)       (101,807)        (19,574)       (422,632)        (44,357)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                    (879,312)       (448,348)        (82,935)     (4,097,507)     (2,263,707)
  Asset charges (note 3):
    MSP contracts .............                      (7,129)         (5,343)         (2,232)        (54,699)        (35,299)
    LSFP contracts ............                      (5,332)         (1,518)           (261)        (48,577)        (10,025)
                                             --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                   3,326,267       2,393,609       3,165,441      16,054,219      20,508,420
                                             --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY             7,338,929       4,845,135       4,265,517      33,509,935      35,051,610
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                  12,060,375       7,215,240       2,949,723      79,041,506      43,989,896
                                             --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $     19,399,304      12,060,375       7,215,240     112,551,441      79,041,506
                                             ==============  ==============  ==============  ==============   =============



                                                DryStkix                          DryCapAp
                                            --------------   ---------------------------------------------
                                                   1997            1999            1998            1997
                                             -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........            $       488,743          43,739          24,846           4,780
  Mortality and expense charges
    (note 3)...................                   (258,618)        (57,406)        (27,124)         (1,877)
                                            --------------  --------------  --------------  --------------
    Net investment activity....                    230,125         (13,667)         (2,278)          2,903
                                            --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                 12,995,115       6,550,844      20,319,146       3,153,711
  Cost of mutual funds sold....                (10,012,154)     (6,135,399)    (19,666,415)     (3,172,025)
                                            --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                  2,982,961         415,445         652,731         (18,314)
  Change in unrealized gain (loss)
    on investments.............                  2,734,985         269,060         173,020          (3,579)
                                            --------------  --------------  --------------  --------------
    Net gain (loss) on investments               5,717,946         684,505         825,751         (21,893)
                                            --------------  --------------  --------------  --------------
  Reinvested capital gains.....                  1,196,951          29,215           1,151             400
                                            --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                7,145,022         700,053         824,624         (18,590)
                                            --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                 6,007,824       1,147,358         502,552          26,933
  Transfers between funds .....                 16,661,441       2,166,937       3,058,005         425,397
  Surrenders...................                   (380,643)       (296,009)        (44,456)         (1,058)
  Death benefits (note 4)......                    (33,328)        (13,006)             (4)              -
  Policy loans (net of repayments)
    (note 5)...................                   (210,457)       (134,352)        (18,317)            (33)
  Deductions for surrender charges
    (note 2d)..................                    (51,035)        (44,251)         (5,020)           (142)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                   (618,664)       (299,558)        (77,478)           (762)
  Asset charges (note 3):
    MSP contracts .............                    (13,606)         (3,070)         (1,883)           (133)
    LSFP contracts ............                     (1,592)         (2,988)           (535)            (16)
                                            --------------  --------------  --------------  --------------
      Net equity transactions..                 21,359,940       2,521,061       3,412,864         450,186
                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY           28,504,962       3,221,114       4,237,488         431,596
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                 15,484,934       4,669,084         431,596               -
                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $    43,989,896       7,890,198       4,669,084         431,596
                                            ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                  DryGrInc                                FidVIPEi
                                                ---------------------------------------------    ------------------------------
                                                    1999            1998            1997             1999            1998
                                                -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........            $          16,508          17,968           8,082       1,233,625         997,915
  Mortality and expense charges
    (note 3)...................                      (15,950)        (15,042)         (5,230)       (714,035)       (614,949)
                                              --------------  --------------  --------------  --------------   -------------
    Net investment activity....                          558           2,926           2,852         519,590         382,966
                                              --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                    1,753,038       2,469,056       2,254,831      21,969,547       6,996,930
  Cost of mutual funds sold....                   (1,678,061)     (2,437,658)     (2,197,145)    (15,562,997)     (4,750,633)
                                              --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                       74,977          31,398          57,686       6,406,550       2,246,297
  Change in unrealized gain (loss)
    on investments.............                      230,049         115,375         (78,166)     (5,267,170)      1,497,328
                                              --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                   305,026         146,773         (20,480)      1,139,380       3,743,625
                                              --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                       87,323          29,897          70,270       2,726,961       3,551,403
                                              --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                    392,907         179,596          52,642       4,385,931       7,677,994
                                              --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
          from contract owners.......                430,878       1,960,370         186,196      10,203,955      10,207,531
  Transfers between funds .....                       18,919         533,213         972,727      (3,247,107)      2,383,113
  Surrenders...................                      (34,300)       (701,730)         (2,948)     (2,431,139)       (904,020)
  Death benefits (note 4)......                      (18,064)             (2)              -        (137,938)        (80,375)
  Policy loans (net of repayments)
    (note 5)...................                      (18,736)       (801,908)         (3,749)     (1,117,875)       (597,978)
  Deductions for surrender charges
    (note 2d)..................                       (5,128)        (90,325)           (395)       (363,433)        (83,892)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                     (129,582)        (66,760)         (1,204)     (3,725,075)     (4,711,838)
  Asset charges (note 3):
    MSP contracts .............                       (3,346)         (1,044)           (372)        (46,610)        (42,703)
    LSFP contracts ............                       (1,645)           (297)            (44)        (17,059)        (12,127)
                                              --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                      238,996         831,517       1,150,211        (882,281)      6,157,711
                                              --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY                631,903       1,011,113       1,202,853       3,503,650      13,835,705
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    2,213,966       1,202,853               -      83,564,278      69,728,573
                                              --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $       2,845,869       2,213,966       1,202,853      87,067,928      83,564,278
                                              ==============  ==============  ==============  ==============   =============



                                                FidVIPEi                         FidVIPGr
                                              -------------   ---------------------------------------------
                                                   1997            1999            1998            1997
                                              -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........            $        783,723         215,538         398,089         370,457
  Mortality and expense charges
    (note 3)...................                    (498,094)     (1,145,435)       (759,610)       (560,322)
                                             --------------  --------------  --------------  --------------
    Net investment activity....                     285,629        (929,897)       (361,521)       (189,865)
                                             --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                   6,293,311      91,394,903      85,473,779      46,683,280
  Cost of mutual funds sold....                  (4,356,281)    (75,684,409)    (75,903,979)    (40,913,295)
                                             --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                   1,937,030      15,710,494       9,569,800       5,769,985
  Change in unrealized gain (loss)
    on investments.............                   7,168,421      17,198,414      10,952,975       5,352,235
                                             --------------  --------------  --------------  --------------
    Net gain (loss) on investments                9,105,451      32,908,908      20,522,775      11,122,220
                                             --------------  --------------  --------------  --------------
  Reinvested capital gains.....                   3,940,387      13,551,946      10,413,177       1,658,235
                                             --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                13,331,467      45,530,957      30,574,431      12,590,590
                                             --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
          from contract owners.......            11,073,470      15,418,413      11,800,595      12,214,633
  Transfers between funds .....                   7,046,924      13,284,488       6,611,922       1,631,518
  Surrenders...................                  (1,110,322)     (3,962,266)     (1,541,170)     (1,311,193)
  Death benefits (note 4)......                     (73,247)       (299,356)        (54,733)        (86,298)
  Policy loans (net of repayments)
    (note 5)...................                    (781,383)     (3,173,351)       (593,726)       (970,109)
  Deductions for surrender charges
    (note 2d)..................                    (148,867)       (592,322)       (161,482)       (175,799)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                  (4,404,162)     (6,220,078)     (4,387,847)     (2,800,521)
  Asset charges (note 3):
    MSP contracts .............                     (21,566)        (50,059)        (52,749)        (23,186)
    LSFP contracts ............                      (2,524)        (23,234)        (14,980)         (2,713)
                                             --------------  --------------  --------------  --------------
      Net equity transactions..                  11,578,323      14,382,235      11,605,830       8,476,332
                                             --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY            24,909,790      59,913,192      42,180,261      21,066,922
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                  44,818,783     117,142,759      74,962,498      53,895,576
                                             --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $     69,728,573     177,055,951     117,142,759      74,962,498
                                             ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                             FidVIPHi                                         FidVIPOv
                                             ---------------------------------------------    --------------------------------
                                                   1999            1998            1997             1999            1998
                                             -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........          $        2,570,090       1,930,736       1,246,428         332,184         372,727
  Mortality and expense charges
    (note 3)...................                    (197,828)       (211,621)       (183,573)       (199,894)       (167,806)
                                             --------------  --------------  --------------  --------------   -------------
    Net investment activity....                   2,372,262       1,719,115       1,062,855         132,290         204,921
                                             --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                  29,571,691      16,168,581      10,300,446      34,092,869      23,614,905
  Cost of mutual funds sold....                 (32,450,313)    (16,734,695)     (9,520,272)    (31,976,653)    (22,518,443)
                                             --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                  (2,878,622)       (566,114)        780,174       2,116,216       1,096,462
  Change in unrealized gain (loss)
    on investments.............                   2,437,032      (3,958,695)      1,203,652       6,394,423           2,343
                                             --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                 (441,590)     (4,524,809)      1,983,826       8,510,639       1,098,805
                                             --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                      96,078       1,226,822         154,053         535,780       1,098,564
                                             --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations........                   2,026,750      (1,578,872)      3,200,734       9,178,709       2,402,290
                                             --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
      from contract owners.....                   3,767,754       5,333,328       6,155,268       2,603,811       3,170,855
  Transfers between funds .....                  (4,726,508)      1,830,834       2,316,320      (1,140,865)       (323,986)
  Surrenders...................                    (711,931)       (481,342)       (255,542)       (511,027)       (367,369)
  Death benefits (note 4)......                     (83,542)         (9,509)        (22,399)        (42,803)        (33,198)
  Policy loans (net of repayments)
    (note 5)...................                    (257,597)       (379,699)       (282,232)       (436,230)       (393,533)
  Deductions for surrender charges
    (note 2d)..................                    (106,427)        (54,547)        (34,262)        (76,394)        (41,687)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                  (1,219,918)     (2,449,174)     (2,961,119)       (936,056)     (1,268,155)
  Asset charges (note 3):
    MSP contracts .............                     (29,175)        (14,696)         (7,782)         (9,310)        (11,653)
    LSFP contracts ............                      (7,937)         (4,173)           (911)         (4,398)         (3,309)
                                             --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                  (3,375,281)      3,771,022       4,907,341        (553,272)        727,965
                                             --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY            (1,348,531)      2,192,150       8,108,075       8,625,437       3,130,255
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                  27,354,464      25,162,314      17,054,239      22,223,409      19,093,154
                                             --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $     26,005,933      27,354,464      25,162,314      30,848,846      22,223,409
                                             ==============  ==============  ==============  ==============   =============

                                               FidVIPOv                        FidVIPAM
                                             ------------   ---------------------------------------------
                                                  1997            1999            1998            1997
                                             ------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........            $       285,975       1,040,155         894,977         787,310
  Mortality and expense charges
    (note 3)...................                   (153,477)       (270,444)       (239,207)       (219,940)
                                             -------------  --------------  --------------  --------------
    Net investment activity....                    132,498         769,711         655,770         567,370
                                             -------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                 13,404,627       4,829,331       3,554,904       2,514,749
  Cost of mutual funds sold....                (11,354,404)     (3,813,802)     (2,948,897)     (2,201,452)
                                             -------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                  2,050,223       1,015,529         606,007         313,297
  Change in unrealized gain (loss)
    on investments.............                 (1,243,832)         26,818          28,492       1,651,903
                                             -------------  --------------  --------------  --------------
    Net gain (loss) on investments                 806,391       1,042,347         634,499       1,965,200
                                             -------------  --------------  --------------  --------------
  Reinvested capital gains.....                  1,135,234       1,317,530       2,684,931       1,974,948
                                             -------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........                  2,074,123       3,129,588       3,975,200       4,507,518
                                             -------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
      from contract owners.....                  3,466,918       2,909,351       2,483,246       2,672,468
  Transfers between funds .....                   (393,971)     (2,311,042)        115,769         284,292
  Surrenders...................                   (496,949)       (832,733)     (1,327,378)       (659,510)
  Death benefits (note 4)......                    (56,932)        (42,640)        (17,947)        (43,658)
  Policy loans (net of repayments)
    (note 5)...................                   (309,770)       (659,859)       (195,419)       (323,969)
  Deductions for surrender charges
    (note 2d)..................                    (66,629)       (124,486)       (149,118)        (88,424)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                 (1,319,172)     (1,199,744)       (874,287)       (389,701)
  Asset charges (note 3):
    MSP contracts .............                     (5,905)        (11,668)        (16,611)         (8,742)
    LSFP contracts ............                       (691)         (2,332)         (4,717)         (1,023)
                                             -------------  --------------  --------------  --------------
      Net equity transactions..                    816,899      (2,275,153)         13,538       1,441,733
                                             -------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY            2,891,022         854,435       3,988,738       5,949,251
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                 16,202,132      32,253,287      28,264,549      22,315,298
                                             -------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD           19,093,154      33,107,722      32,253,287      28,264,549
                                             =============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                 FidVIPCon                                       FidVIPGrOp
                                               ----------------------------------------------        ---------------------------
                                                     1999            1998            1997             1999            1998
                                               --------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........            $          261,343         208,958         131,312          58,964          20,203
  Mortality and expense charges
    (note 3)...................                      (460,248)       (316,241)       (184,659)        (47,088)        (35,749)
                                               --------------  --------------  --------------  --------------   -------------
    Net investment activity....                      (198,905)       (107,283)        (53,347)         11,876         (15,546)
                                               --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                    25,340,625       5,270,262       2,972,056       3,165,507       6,596,939
  Cost of mutual funds sold....                   (16,733,032)     (3,518,595)     (2,266,444)     (2,711,647)     (6,370,749)
                                               --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                     8,607,593       1,751,667         705,612         453,860         226,190
  Change in unrealized gain (loss)
    on investments.............                     2,632,252       6,821,820       3,432,249        (343,328)        577,416
                                               --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                 11,239,845       8,573,487       4,137,861         110,532         803,606
                                               --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                     1,916,516       1,537,336         347,039         110,237          70,230
                                               --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                  12,957,456      10,003,540       4,431,553         232,645         858,290
                                               --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                    8,483,644       7,814,633       4,330,090       1,132,717       3,299,608
  Transfers between funds .....                     5,291,011       7,442,220       7,341,211          12,561       3,732,648
  Surrenders...................                    (1,395,137)     (1,418,496)       (274,806)       (135,968)     (1,598,688)
  Death benefits (note 4)......                      (199,019)       (122,001)        (39,015)        (53,293)         (9,225)
  Policy loans (net of repayments)
    (note 5)...................                      (834,500)     (1,095,851)       (292,640)        (44,200)     (1,157,827)
  Deductions for surrender charges
    (note 2d)..................                      (208,560)       (175,050)        (36,845)        (20,326)       (205,666)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                    (2,643,787)     (1,378,370)       (300,404)       (320,411)       (136,692)
  Asset charges (note 3):
    MSP contracts .............                       (36,244)        (21,960)         (8,910)         (5,191)         (2,482)
    LSFP contracts ............                       (18,084)         (6,237)         (1,043)         (2,905)           (705)
                                               --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                     8,439,324      11,038,888      10,717,638         562,984       3,920,971
                                               --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              21,396,780      21,042,428      15,149,191         795,629       4,779,261
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    49,850,235      28,807,807      13,658,616       5,888,280       1,109,019
                                               --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $       71,247,015      49,850,235      28,807,807       6,683,909       5,888,280
                                               ==============  ==============  ==============  ==============   =============

                                                 FidVIPGrOp                              MSEmMkt
                                               ---------------       -----------------------------------------
                                                      1997            1999            1998            1997
                                                 -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........            $                 -          84,322          37,885          11,378
  Mortality and expense charges
    (note 3)...................                         (4,822)         (3,195)         (2,400)         (1,095)
                                                --------------  --------------  --------------  --------------
    Net investment activity....                         (4,822)         81,127          35,485          10,283
                                                --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                      1,418,908       1,067,995       2,208,004       1,348,011
  Cost of mutual funds sold....                     (1,383,237)     (1,041,803)     (2,302,818)     (1,367,276)
                                                --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                         35,671          26,192         (94,814)        (19,265)
  Change in unrealized gain (loss)
    on investments.............                         28,661          29,379         (33,784)          2,383
                                                --------------  --------------  --------------  --------------
    Net gain (loss) on investments                      64,332          55,571        (128,598)        (16,882)
                                                --------------  --------------  --------------  --------------
  Reinvested capital gains.....                              -               -               -           4,938
                                                --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                       59,510         136,698         (93,113)         (1,661)
                                                --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                        43,645         106,804         398,199          10,188
  Transfers between funds .....                      1,013,974         158,219         133,381         247,359
  Surrenders...................                         (2,852)         (6,693)       (214,691)           (617)
  Death benefits (note 4)......                              -               -              (9)              -
  Policy loans (net of repayments)
    (note 5)...................                         (2,231)         (7,238)        (92,787)         (2,742)
  Deductions for surrender charges
    (note 2d)..................                           (382)         (1,001)        (27,689)            (83)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                         (2,262)        (24,247)        (14,797)           (471)
  Asset charges (note 3):
    MSP contracts .............                           (343)           (425)           (167)            (78)
    LSFP contracts ............                            (40)           (885)            (47)             (9)
                                                --------------  --------------  --------------  --------------
      Net equity transactions..                      1,049,509         224,534         181,393         253,547
                                                --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY                1,109,019         361,232          88,280         251,886
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                              -         340,166         251,886               -
                                                --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $         1,109,019         701,398         340,166         251,886
                                                ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                 NSATCapAp                                        NSATGvtBd
                                              ---------------------------------------------    -----------------------------
                                                   1999            1998            1997             1999            1998
                                              -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $      277,922         246,198         157,773         787,049         635,908
  Mortality and expense charges
    (note 3)...................                     (323,069)       (258,178)       (130,365)       (121,678)       (111,282)
                                              --------------  --------------  --------------  --------------   -------------
    Net investment activity....                      (45,147)        (11,980)         27,408         665,371         524,626
                                              --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                   14,859,491      41,145,976      22,800,149      29,946,083      43,945,372
  Cost of mutual funds sold....                  (13,314,168)    (37,562,739)    (19,539,881)    (30,797,415)    (43,540,184)
                                              --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                    1,545,323       3,583,237       3,260,268        (851,332)        405,188
  Change in unrealized gain (loss)
    on investments.............                   (2,937,651)      2,897,785          41,944        (301,600)       (159,490)
                                              --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                (1,392,328)      6,481,022       3,302,212      (1,152,932)        245,698
                                              --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                    2,820,485       1,139,693         463,551          25,753          67,018
                                              --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                  1,383,010       7,608,735       3,793,171        (461,808)        837,342
                                              --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                   6,414,922       4,921,929       2,643,340         755,607       1,866,413
  Transfers between funds .....                     (902,464)      9,212,515       8,096,052         381,498       3,757,206
  Surrenders...................                   (1,464,698)       (339,981)       (225,077)       (310,304)       (140,551)
  Death benefits (note 4)......                      (26,646)        (12,217)         (5,534)         (3,017)        (50,211)
  Policy loans (net of repayments)
    (note 5)...................                     (839,186)       (247,383)       (353,707)       (495,291)       (220,482)
  Deductions for surrender charges
    (note 2d)..................                     (218,959)        (30,979)        (30,177)        (46,387)        (15,200)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                   (2,416,248)     (1,558,711)       (385,883)       (500,735)       (989,812)
  Asset charges (note 3):
    MSP contracts .............                      (26,238)        (17,928)         (6,728)        (13,045)         (7,727)
    LSFP contracts ............                      (15,764)         (5,092)           (787)         (2,382)         (2,195)
                                              --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                      504,719      11,922,153       9,731,499        (234,056)      4,197,441
                                              --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              1,887,729      19,530,888      13,524,670        (695,864)      5,034,783
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                   41,283,344      21,752,456       8,227,786      14,057,773       9,022,990
                                              --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $   43,171,073      41,283,344      21,752,456      13,361,909      14,057,773
                                              ==============  ==============  ==============  ==============   =============

                                                NSATGvtBd                     NSATMyMkt
                                             -------------   ---------------------------------------------
                                                  1997            1999            1998            1997
                                             -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........              $      492,781       2,607,883       2,517,296       2,001,810
  Mortality and expense charges
    (note 3)...................                     (68,282)       (415,133)       (414,977)       (359,665)
                                             --------------  --------------  --------------  --------------
    Net investment activity....                     424,499       2,192,750       2,102,319       1,642,145
                                             --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                  10,818,170     257,299,024     213,040,345     122,915,553
  Cost of mutual funds sold....                 (10,417,945)   (257,299,024)   (213,040,345)   (122,915,553)
                                             --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                     400,225               -               -               -
  Change in unrealized gain (loss)
    on investments.............                    (140,391)              -               -               -
                                             --------------  --------------  --------------  --------------
    Net gain (loss) on investments                  259,834               -               -               -
                                             --------------  --------------  --------------  --------------
  Reinvested capital gains.....                           -               -               -               -
                                             --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                   684,333       2,192,750       2,102,319       1,642,145
                                             --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                  1,870,588      33,970,462      87,844,599     117,478,803
  Transfers between funds .....                   1,527,412     (20,060,327)    (81,357,019)   (103,571,498)
  Surrenders...................                    (132,876)     (2,949,962)     (1,151,432)     (2,413,548)
  Death benefits (note 4)......                      (6,196)     (1,748,315)         (5,841)        (37,820)
  Policy loans (net of repayments)
    (note 5)...................                    (245,452)        257,119        (233,125)     (1,758,491)
  Deductions for surrender charges
    (note 2d)..................                     (17,815)       (440,992)       (117,086)       (323,598)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                  (1,333,897)     (2,710,844)     (3,968,229)     (4,837,509)
  Asset charges (note 3):
    MSP contracts .............                      (2,790)        (55,122)        (28,816)        (13,745)
    LSFP contracts ............                        (327)        (32,642)         (8,184)         (1,608)
                                             --------------  --------------  --------------  --------------
      Net equity transactions..                   1,658,647       6,229,377         974,867       4,520,986
                                             --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY             2,342,980       8,422,127       3,077,186       6,163,131
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                   6,680,010      47,514,985      44,437,799      38,274,668
                                             --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $      9,022,990      55,937,112      47,514,985      44,437,799
                                             ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                 NSATSmCapV                                        NSATSmCo
                                              ---------------------------------------------    -----------------------------
                                                    1999            1998            1997             1999            1998
                                              -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $            -               -               -               -               -
  Mortality and expense charges
    (note 3)...................                      (12,857)         (3,508)              -        (133,984)       (115,584)
                                              --------------  --------------  --------------  --------------   -------------
    Net investment activity....                      (12,857)         (3,508)              -        (133,984)       (115,584)
                                              --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                   38,165,993       1,549,129               -      12,258,303      12,262,712
  Cost of mutual funds sold....                  (37,730,603)     (1,489,413)              -     (11,935,965)    (13,098,101)
                                              --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                      435,390          59,716               -         322,338        (835,389)
  Change in unrealized gain (loss)
    on investments.............                     (178,227)         31,642               -       6,521,648       1,062,670
                                              --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                   257,163          91,358               -       6,843,986         227,281
                                              --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                      463,979               -               -       1,017,362               -
                                              --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                    708,285          87,850               -       7,727,364         111,697
                                              --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                     205,584         495,836               -       3,047,229       2,534,601
  Transfers between funds .....                    1,364,159         742,114               -         108,189       2,008,259
  Surrenders...................                       (9,301)       (342,834)              -        (506,958)       (175,480)
  Death benefits (note 4)......                            -              (1)              -         (58,447)        (24,329)
  Policy loans (net of repayments)
    (note 5)...................                      (17,764)        (92,219)              -        (304,105)       (112,094)
  Deductions for surrender charges
    (note 2d)..................                       (1,390)        (44,169)              -         (75,786)        (19,078)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                      (60,914)         (5,642)              -      (1,042,927)       (497,764)
  Asset charges (note 3):
    MSP contracts .............                       (3,844)           (244)              -         (14,377)         (8,027)
    LSFP contracts ............                       (2,270)            (69)              -          (6,706)         (2,279)
                                              --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                    1,474,260         752,772               -       1,146,112       3,703,809
                                              --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              2,182,545         840,622               -       8,873,476       3,815,506
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                      840,622               -               -      17,495,277      13,679,771
                                              --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $    3,023,167         840,622               -      26,368,753      17,495,277
                                              ==============  ==============  ==============  ==============   =============

                                                  NSATSmCo                       NSATTotRe
                                              -------------   ----------------------------------------------
                                                    1997            1999            1998            1997
                                              -------------   -------------   -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $            -         663,979         923,892         906,286
  Mortality and expense charges
    (note 3)...................                     (251,559)       (774,887)       (673,496)       (342,466)
                                              --------------  --------------  --------------  --------------
    Net investment activity....                     (251,559)       (110,908)        250,396         563,820
                                              --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                   16,417,304       7,683,042      17,758,523       7,806,204
  Cost of mutual funds sold....                  (14,437,205)     (4,796,181)    (10,907,631)     (5,268,505)
                                              --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                    1,980,099       2,886,861       6,850,892       2,537,699
  Change in unrealized gain (loss)
    on investments.............                     (943,075)       (615,625)      2,647,189       8,597,412
                                              --------------  --------------  --------------  --------------
    Net gain (loss) on investments                 1,037,024       2,271,236       9,498,081      11,135,111
                                              --------------  --------------  --------------  --------------
  Reinvested capital gains.....                      371,914       3,857,973       3,859,922       2,381,668
                                              --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                  1,157,379       6,018,301      13,608,399      14,080,599
                                              --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                   2,031,832      14,477,695      18,994,728      21,089,542
  Transfers between funds .....                    5,027,832      (3,544,992)      6,079,393      12,507,830
  Surrenders...................                     (161,763)     (2,714,451)     (1,330,528)       (993,966)
  Death benefits (note 4)......                      (40,234)       (233,861)       (120,757)        (73,080)
  Policy loans (net of repayments)
    (note 5)...................                     (171,323)     (2,351,544)       (809,785)     (1,397,247)
  Deductions for surrender charges
    (note 2d)..................                      (21,689)       (405,785)       (122,860)       (133,267)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                      (47,754)     (6,266,041)    (11,763,303)    (12,793,173)
  Asset charges (note 3):
    MSP contracts .............                       (4,231)        (46,751)        (46,769)        (23,085)
    LSFP contracts ............                         (495)        (17,691)        (13,282)         (2,702)
                                              --------------  --------------  --------------  --------------
      Net equity transactions..                    6,612,175      (1,103,421)     10,866,837      18,180,852
                                              --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              7,769,554       4,914,880      24,475,236      32,261,451
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    5,910,217      99,115,362      74,640,126      42,378,675
                                              --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $   13,679,771     104,030,242      99,115,362      74,640,126
                                              ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                  NBAMTGro                                        NBAMTGuard
                                               ---------------------------------------------    -----------------------------
                                                    1999            1998            1997             1999            1998
                                               -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........                $           -               -               -           4,569               -
  Mortality and expense charges
    (note 3)...................                     (183,268)       (153,887)       (131,622)        (12,787)         (4,780)
                                               -------------  --------------  --------------  --------------   -------------
    Net investment activity....                     (183,268)       (153,887)       (131,622)         (8,218)         (4,780)
                                               -------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                   90,781,328      28,296,554      11,391,328       8,197,327       1,186,919
  Cost of mutual funds sold....                  (88,544,143)    (30,054,251)    (10,218,717)     (8,110,096)     (1,243,303)
                                               -------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                    2,237,185      (1,757,697)      1,172,611          87,231         (56,384)
  Change in unrealized gain (loss)
    on investments.............                    7,073,105         273,491       1,144,227          43,771          53,662
                                               -------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                 9,310,290      (1,484,206)      2,316,838         131,002          (2,722)
                                               -------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                    1,124,154       4,778,935       1,172,597               -               -
                                               -------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                 10,251,176       3,140,842       3,357,813         122,784          (7,502)
                                               -------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                   2,741,841       3,124,257       2,009,831         241,772         149,649
  Transfers between funds .....                   (2,585,171)      3,739,437         498,211       1,149,560         831,617
  Surrenders...................                     (733,093)     (1,015,843)       (419,539)        (18,129)        (64,538)
  Death benefits (note 4)......                   (1,410,172)        (13,565)         (7,880)           (281)             (1)
  Policy loans (net of repayments)
    (note 5)...................                     (530,684)     (1,132,396)       (305,567)        (19,356)        (25,325)
  Deductions for surrender charges
    (note 2d)..................                     (109,591)       (120,721)        (56,250)         (2,710)         (8,207)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                   (1,049,294)       (741,732)       (249,631)        (59,481)        (17,066)
  Asset charges (note 3):
    MSP contracts .............                       (9,624)        (10,686)         (5,427)         (1,168)           (332)
    LSFP contracts ............                       (4,427)         (3,035)           (635)           (701)            (94)
                                               -------------  --------------  --------------  --------------   -------------
      Net equity transactions..                   (3,690,215)      3,825,716       1,463,113       1,289,506         865,703
                                               -------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              6,560,961       6,966,558       4,820,926       1,412,290         858,201
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                   24,511,722      17,545,164      12,724,238         858,201               -
                                               -------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD          $  31,072,683      24,511,722      17,545,164       2,270,491         858,201
                                               =============  ==============  ==============  ==============   =============

                                                  NBAMTGuard                     NBAMTLMat
                                               --------------   ---------------------------------------------
                                                     1997            1999            1998            1997
                                               --------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........                $            -         277,113         365,591         166,562
  Mortality and expense charges
    (note 3)...................                             -         (35,738)        (42,729)        (37,669)
                                               --------------  --------------  --------------  --------------
    Net investment activity....                             -         241,375         322,862         128,893
                                               --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                             -       1,296,663       3,525,682       1,060,839
  Cost of mutual funds sold....                             -      (1,370,958)     (3,557,763)     (1,087,427)
                                               --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                             -         (74,295)        (32,081)        (26,588)
  Change in unrealized gain (loss)
    on investments.............                             -        (128,665)        (88,989)         99,993
                                               --------------  --------------  --------------  --------------
    Net gain (loss) on investments                          -        (202,960)       (121,070)         73,405
                                               --------------  --------------  --------------  --------------
  Reinvested capital gains.....                             -               -               -               -
                                               --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                           -          38,415         201,792         202,298
                                               --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                            -         418,414       1,227,568         568,335
  Transfers between funds .....                             -        (166,249)     (1,104,263)      2,560,467
  Surrenders...................                             -         (82,093)       (340,366)        (49,744)
  Death benefits (note 4)......                             -         (50,646)       (168,478)         (6,820)
  Policy loans (net of repayments)
    (note 5)...................                             -         (66,552)       (490,348)        (50,416)
  Deductions for surrender charges
    (note 2d)..................                             -         (12,272)        (43,208)         (6,669)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                             -        (161,822)       (151,014)        (95,419)
  Asset charges (note 3):
    MSP contracts .............                             -          (7,656)         (2,967)         (1,822)
    LSFP contracts ............                             -            (487)           (843)           (213)
                                               --------------  --------------  --------------  --------------
      Net equity transactions..                             -        (129,363)     (1,073,919)      2,917,699
                                               --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY                       -         (90,948)       (872,127)      3,119,997
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                             -       5,019,328       5,891,455       2,771,458
                                               --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD          $            -       4,928,380       5,019,328       5,891,455
                                               ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                 NBAMTPart                                         OppBdFd
                                               ---------------------------------------------    -----------------------------
                                                    1999            1998            1997             1999            1998
                                               -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........                $      395,343         123,869          38,636         563,814         177,251
  Mortality and expense charges
    (note 3)...................                      (234,549)       (254,428)       (171,233)        (91,553)        (91,564)
                                               --------------  --------------  --------------  --------------   -------------
    Net investment activity....                       160,794        (130,559)       (132,597)        472,261          85,687
                                               --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                    10,213,406      16,262,946      14,044,895       3,691,017      25,959,216
  Cost of mutual funds sold....                   (10,762,285)    (15,129,583)    (11,426,520)     (3,697,719)    (25,616,936)
                                               --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                      (548,879)      1,133,363       2,618,375          (6,702)        342,280
  Change in unrealized gain (loss)
    on investments.............                     1,854,882      (3,917,798)      1,495,768        (794,086)         13,809
                                               --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                  1,306,003      (2,784,435)      4,114,143        (800,788)        356,089
                                               --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                       687,554       3,901,869         594,994          54,146         160,413
                                               --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                   2,154,351         986,875       4,576,540        (274,381)        602,189
                                               --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                    5,441,082       5,722,483       3,058,953       1,530,602       1,446,313
  Transfers between funds .....                    (8,211,478)      2,646,725      11,362,270        (747,631)      2,081,829
  Surrenders...................                      (949,302)       (676,703)       (291,383)       (352,928)       (168,318)
  Death benefits (note 4)......                       (94,956)        (11,051)              -          (9,225)        (24,489)
  Policy loans (net of repayments)
    (note 5)...................                      (473,894)     (1,178,884)       (215,128)       (214,389)        (23,153)
  Deductions for surrender charges
    (note 2d)..................                      (141,912)        (78,170)        (39,067)        (52,759)        (19,765)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                    (1,823,914)     (1,174,585)       (364,291)       (496,721)       (348,809)
  Asset charges (note 3):
    MSP contracts .............                       (23,724)        (17,668)         (8,885)         (9,861)         (6,358)
    LSFP contracts ............                       (10,391)         (5,018)         (1,040)         (1,060)         (1,806)
                                               --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                    (6,288,489)      5,227,129      13,501,429        (353,972)      2,935,444
                                               --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              (4,134,138)      6,214,004      18,077,969        (628,353)      3,537,633
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    34,942,331      28,728,327      10,650,358      12,362,107       8,824,474
                                               --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD          $   30,808,193      34,942,331      28,728,327      11,733,754      12,362,107
                                               ==============  ==============  ==============  ==============   =============

                                                   OppBdFd                          OppGlSec
                                               -------------   ---------------------------------------------
                                                    1997            1999            1998            1997
                                               -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........                $      444,589         255,944         389,267         139,580
  Mortality and expense charges
    (note 3)...................                       (64,328)       (190,529)       (147,592)       (115,087)
                                               --------------  --------------  --------------  --------------
    Net investment activity....                       380,261          65,415         241,675          24,493
                                               --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                     6,493,858       6,535,136       4,690,056       2,123,253
  Cost of mutual funds sold....                    (6,309,717)     (4,397,501)     (3,335,880)     (1,585,760)
                                               --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                       184,141       2,137,635       1,354,176         537,493
  Change in unrealized gain (loss)
    on investments.............                         7,331       9,595,322        (702,629)      1,880,371
                                               --------------  --------------  --------------  --------------
    Net gain (loss) on investments                    191,472      11,732,957         651,547       2,417,864
                                               --------------  --------------  --------------  --------------
  Reinvested capital gains.....                        20,983         717,222       1,465,275               -
                                               --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                     592,716      12,515,594       2,358,497       2,442,357
                                               --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                    1,185,778       3,377,203       2,591,457       2,244,408
  Transfers between funds .....                     1,429,093         127,319       1,052,407       2,806,084
  Surrenders...................                      (151,014)       (755,080)       (390,303)       (332,828)
  Death benefits (note 4)......                        (6,177)        (44,903)        (12,688)         (1,951)
  Policy loans (net of repayments)
    (note 5)...................                       (97,629)       (343,214)       (265,465)       (260,746)
  Deductions for surrender charges
    (note 2d)..................                       (20,247)       (112,877)        (46,476)        (44,624)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                       (74,240)     (1,110,398)       (696,092)       (209,063)
  Asset charges (note 3):
    MSP contracts .............                        (2,730)         (9,874)        (10,249)         (5,120)
    LSFP contracts ............                          (319)         (4,111)         (2,911)           (599)
                                               --------------  --------------  --------------  --------------
      Net equity transactions..                     2,262,515       1,124,065       2,219,680       4,195,561
                                               --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY               2,855,231      13,639,659       4,578,177       6,637,918
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                     5,969,243      21,130,542      16,552,365       9,914,447
                                               --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD          $    8,824,474      34,770,201      21,130,542      16,552,365
                                               ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                   OppGro                                           OppMult
                                              ---------------------------------------------    -----------------------------
                                                    1999            1998            1997             1999            1998
                                              -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $       16,006           9,433               -         480,400         116,421
  Mortality and expense charges
    (note 3)...................                      (48,619)        (26,246)         (2,691)       (115,579)       (104,971)
                                              --------------  --------------  --------------  --------------   -------------
    Net investment activity....                      (32,613)        (16,813)         (2,691)        364,821          11,450
                                              --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                   25,212,861       5,173,603         346,058       2,796,637       1,906,489
  Cost of mutual funds sold....                  (24,502,814)     (4,835,421)       (340,426)     (2,391,468)     (1,502,365)
                                              --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                      710,047         338,182           5,632         405,169         404,124
  Change in unrealized gain (loss)
    on investments.............                    1,735,399         109,336           3,346          10,270        (366,305)
                                              --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                 2,445,446         447,518           8,978         415,439          37,819
                                              --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                      175,824         113,813               -         694,901         675,242
                                              --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                  2,588,657         544,518           6,287       1,475,161         724,511
                                              --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                   1,214,511       1,452,830          32,403       1,717,678       3,243,119
  Transfers between funds .....                    3,004,317       4,492,087         586,430      (1,101,933)        706,703
  Surrenders...................                      (60,102)       (576,151)         (2,135)       (382,853)     (1,061,880)
  Death benefits (note 4)......                       (6,703)             (5)              -         (36,757)       (182,084)
  Policy loans (net of repayments)
    (note 5)...................                     (111,846)       (312,911)         (3,203)       (234,710)     (1,005,743)
  Deductions for surrender charges
    (note 2d)..................                       (8,985)        (73,520)           (286)        (57,233)       (126,681)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                     (351,903)       (116,339)           (433)       (646,532)       (435,809)
  Asset charges (note 3):
    MSP contracts .............                       (4,217)         (1,822)           (192)         (8,700)         (7,289)
    LSFP contracts ............                       (3,718)           (518)            (22)         (1,730)         (2,070)
                                              --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                    3,671,354       4,863,651         612,562        (752,770)      1,128,266
                                              --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              6,260,011       5,408,169         618,849         722,391       1,852,777
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    6,027,018         618,849               -      14,207,759      12,354,982
                                              --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $   12,287,029       6,027,018         618,849      14,930,150      14,207,759
                                              ==============  ==============  ==============  ==============   =============

                                                  OppMult                          StOpp2
                                              -------------   ---------------------------------------------
                                                    1997            1999            1998            1997
                                              -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $      401,123               -          71,635          79,875
  Mortality and expense charges
    (note 3)...................                      (88,369)       (283,101)       (220,760)       (185,205)
                                              --------------  --------------  --------------  --------------
    Net investment activity....                      312,754        (283,101)       (149,125)       (105,330)
                                              --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                    1,256,650       6,031,119       3,215,306       3,417,734
  Cost of mutual funds sold....                   (1,026,967)     (4,291,744)     (2,191,788)     (2,305,866)
                                              --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                      229,683       1,739,375       1,023,518       1,111,868
  Change in unrealized gain (loss)
    on investments.............                      697,954       5,430,662      (1,078,872)      1,866,652
                                              --------------  --------------  --------------  --------------
    Net gain (loss) on investments                   927,637       7,170,037         (55,354)      2,978,520
                                              --------------  --------------  --------------  --------------
  Reinvested capital gains.....                      329,608       3,541,869       3,488,003       1,736,733
                                              --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                  1,569,999      10,428,805       3,283,524       4,609,923
                                              --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                   1,361,025       4,448,212       5,452,015       3,291,881
  Transfers between funds .....                    1,935,508         (12,621)        470,365       1,720,221
  Surrenders...................                     (189,727)     (1,148,838)     (1,037,130)       (584,361)
  Death benefits (note 4)......                      (18,581)       (104,927)       (143,979)        (46,618)
  Policy loans (net of repayments)
    (note 5)...................                     (138,576)       (753,805)     (1,307,454)       (446,793)
  Deductions for surrender charges
    (note 2d)..................                      (25,438)       (171,741)       (121,009)        (78,349)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                     (102,354)     (1,589,094)       (946,709)       (237,366)
  Asset charges (note 3):
    MSP contracts .............                       (3,822)         (9,653)        (15,330)         (7,857)
    LSFP contracts ............                         (447)         (4,177)         (4,354)           (920)
                                              --------------  --------------  --------------  --------------
      Net equity transactions..                    2,817,588         653,356       2,346,415       3,609,838
                                              --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              4,387,587      11,082,161       5,629,939       8,219,761
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    7,967,395      31,035,784      25,405,845      17,186,084
                                              --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $   12,354,982      42,117,945      31,035,784      25,405,845
                                              ==============  ==============  ==============  ==============


                                                                                                 (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                 StDisc2                                         StintStk2
                                              ---------------------------------------------    -----------------------------
                                                   1999            1998            1997             1999            1998
                                              -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $            -               -               -           7,958          22,725
  Mortality and expense charges
    (note 3)...................                      (53,820)        (58,150)        (62,162)        (22,468)        (15,028)
                                              --------------  --------------  --------------  --------------   -------------
    Net investment activity....                      (53,820)        (58,150)        (62,162)        (14,510)          7,697
                                              --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                    8,370,593       4,234,899       6,947,379      12,615,085       4,328,033
  Cost of mutual funds sold....                   (9,362,894)     (3,682,201)     (7,014,226)    (11,285,141)     (4,573,810)
                                              --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                     (992,301)        552,698         (66,847)      1,329,944        (245,777)
  Change in unrealized gain (loss)
    on investments.............                      125,370        (128,321)        897,855       1,572,604         138,162
                                              --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                  (866,931)        424,377         831,008       2,902,548        (107,615)
                                              --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                    1,035,670         120,028               -               -               -
                                              --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                    114,919         486,255         768,846       2,888,038         (99,918)
                                              --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                   1,126,745         686,440       1,157,860         428,882       1,319,108
  Transfers between funds .....                   (2,017,437)        154,482        (800,200)      2,309,650        (186,236)
  Surrenders...................                     (201,408)       (128,257)       (159,830)        (56,239)       (444,664)
  Death benefits (note 4)......                       (1,033)        (23,649)        (17,470)         (4,048)         (5,993)
  Policy loans (net of repayments)
    (note 5)...................                     (115,906)       (104,497)        (79,472)         52,892        (462,567)
  Deductions for surrender charges
    (note 2d)..................                      (30,109)        (15,109)        (21,429)         (8,407)        (56,530)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                     (340,295)       (244,196)        (50,118)       (125,810)        (61,036)
  Asset charges (note 3):
    MSP contracts .............                       (1,300)         (4,038)         (2,334)         (2,085)         (1,044)
    LSFP contracts ............                         (513)         (1,147)           (273)         (1,753)           (296)
                                              --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                   (1,581,256)        320,029          26,734       2,593,082         100,742
                                              --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY             (1,466,337)        806,284         795,580       5,481,120             824
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    8,351,832       7,545,548       6,749,968       1,986,996       1,986,172
                                              --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $    6,885,495       8,351,832       7,545,548       7,468,116       1,986,996
                                              ==============  ==============  ==============  ==============   =============


                                                StintStk2                       VEWrldBd
                                              -------------   ---------------------------------------------
                                                   1997            1999            1998            1997
                                              -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $       35,008         135,225          24,030          73,945
  Mortality and expense charges
    (note 3)...................                      (16,592)        (25,601)        (26,599)        (20,793)
                                              --------------  --------------  --------------  --------------
    Net investment activity....                       18,416         109,624          (2,569)         53,152
                                              --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                    1,180,714       4,442,114       7,510,962       1,289,613
  Cost of mutual funds sold....                   (1,254,173)     (4,822,035)     (7,101,791)     (1,326,687)
                                              --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                      (73,459)       (379,921)        409,171         (37,074)
  Change in unrealized gain (loss)
    on investments.............                     (320,243)        (74,747)        (35,624)         23,130
                                              --------------  --------------  --------------  --------------
    Net gain (loss) on investments                  (393,702)       (454,668)        373,547         (13,944)
                                              --------------  --------------  --------------  --------------
  Reinvested capital gains.....                       54,007          60,420               -               -
                                              --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                   (321,279)       (284,624)        370,978          39,208
                                              --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                     396,577         232,837         173,889         303,361
  Transfers between funds .....                      159,418        (449,720)        663,078          89,247
  Surrenders...................                      (39,345)        (98,243)        (47,678)       (109,226)
  Death benefits (note 4)......                            -         (25,665)        (35,715)              -
  Policy loans (net of repayments)
    (note 5)...................                      (28,189)        (70,184)        (21,466)        (20,191)
  Deductions for surrender charges
    (note 2d)..................                       (5,275)        (14,686)         (5,615)        (14,645)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                       (4,583)       (113,947)        (77,084)        (10,312)
  Asset charges (note 3):
    MSP contracts .............                         (614)         (1,809)         (1,847)           (782)
    LSFP contracts ............                          (72)           (145)           (525)            (92)
                                              --------------  --------------  --------------  --------------
      Net equity transactions..                      477,917        (541,562)        647,037         237,360
                                              --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY                156,638        (826,186)      1,018,015         276,568
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    1,829,534       3,547,221       2,529,206       2,252,638
                                              --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $    1,986,172       2,721,035       3,547,221       2,529,206
                                              ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                 VEWrldEMkt                                        VEWrldHAs
                                              ---------------------------------------------    --------------------------------
                                                   1999            1998            1997             1999            1998
                                              -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $            -          20,182           1,791          61,762          35,945
  Mortality and expense charges
    (note 3)...................                      (32,044)        (14,186)        (10,449)        (36,567)        (38,345)
                                              --------------  --------------  --------------  --------------   -------------
    Net investment activity....                      (32,044)          5,996          (8,658)         25,195          (2,400)
                                              --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                   26,145,515       4,758,410       3,744,118      19,298,812      13,571,199
  Cost of mutual funds sold....                  (24,002,878)     (6,579,731)     (3,668,967)    (18,689,697)    (17,132,731)
                                              --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                    2,142,637      (1,821,321)         75,151         609,115      (3,561,532)
  Change in unrealized gain (loss)
    on investments.............                    1,939,640         923,464        (815,392)        199,401         644,209
                                              --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                 4,082,277        (897,857)       (740,241)        808,516      (2,917,323)
                                              --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                            -          17,939               -               -         882,647
                                              --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                  4,050,233        (873,922)       (748,899)        833,711      (2,037,076)
                                              --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                     580,564         701,612         585,373         602,994       1,602,107
  Transfers between funds .....                    4,022,991        (173,962)      2,650,105        (822,875)     (1,198,538)
  Surrenders...................                     (107,435)        (41,678)         (8,373)       (289,205)       (132,778)
  Death benefits (note 4)......                            -          (4,922)              -          (1,818)         (3,026)
  Policy loans (net of repayments)
    (note 5)...................                      (70,361)        (80,091)        (71,376)         77,240        (200,964)
  Deductions for surrender charges
    (note 2d)..................                      (16,061)         (5,094)         (1,123)        (43,233)        (13,168)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                     (157,046)        (68,777)         (8,419)       (189,825)       (199,756)
  Asset charges (note 3):
    MSP contracts .............                       (3,494)           (985)           (742)         (1,809)         (2,663)
    LSFP contracts ............                       (1,983)           (280)            (87)           (322)           (756)
                                              --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                    4,247,175         325,823       3,145,358        (668,853)       (149,542)
                                              --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              8,297,408        (548,099)      2,396,459         164,858      (2,186,618)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    1,851,575       2,399,674           3,215       4,129,585       6,316,203
                                              --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $   10,148,983       1,851,575       2,399,674       4,294,443       4,129,585
                                              ==============  ==============  ==============  ==============   =============

                                                VEWrldHAs                       VKMSRESec
                                              -------------   ---------------------------------------------
                                                   1997            1999            1998            1997
                                              -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $      118,188         400,217          12,298         193,749
  Mortality and expense charges
    (note 3)...................                      (54,934)        (44,010)        (52,029)        (47,059)
                                              --------------  --------------  --------------  --------------
    Net investment activity....                       63,254         356,207         (39,731)        146,690
                                              --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                   19,348,273       6,089,310       4,635,925       8,117,619
  Cost of mutual funds sold....                  (18,769,875)     (7,139,977)     (5,200,298)     (7,257,679)
                                              --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                      578,398      (1,050,667)       (564,373)        859,940
  Change in unrealized gain (loss)
    on investments.............                     (898,401)        478,383        (513,939)       (625,237)
                                              --------------  --------------  --------------  --------------
    Net gain (loss) on investments                  (320,003)       (572,284)     (1,078,312)        234,703
                                              --------------  --------------  --------------  --------------
  Reinvested capital gains.....                      160,126               -         121,016         641,054
                                              --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                    (96,623)       (216,077)       (997,027)      1,022,447
                                              --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                     840,495       1,006,759       1,337,143         827,543
  Transfers between funds .....                     (282,076)     (1,435,388)       (908,402)      2,852,464
  Surrenders...................                     (171,081)       (187,346)       (163,286)       (100,507)
  Death benefits (note 4)......                          (99)         (2,653)        (22,389)              -
  Policy loans (net of repayments)
    (note 5)...................                     (124,185)       (131,155)        (78,704)        (85,370)
  Deductions for surrender charges
    (note 2d)..................                      (22,938)        (28,007)        (19,126)        (13,476)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                     (142,112)       (432,919)       (232,710)        (65,828)
  Asset charges (note 3):
    MSP contracts .............                       (1,953)         (4,975)         (3,613)         (2,360)
    LSFP contracts ............                         (229)         (2,459)         (1,026)           (276)
                                              --------------  --------------  --------------  --------------
      Net equity transactions..                       95,822      (1,218,143)        (92,113)      3,412,190
                                              --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY                   (801)     (1,434,220)     (1,089,140)      4,434,637
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    6,317,004       6,539,291       7,628,431       3,193,794
                                              --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $    6,316,203       5,105,071       6,539,291       7,628,431
                                              ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                WPIntEq                                         WPPVenCap
                                              -----------------------------------------        -----------------------------
                                                  1999            1998            1997             1999            1998
                                              -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $      106,392          50,333          79,669               -               -
  Mortality and expense charges
    (note 3)...................                      (70,225)        (72,995)        (79,873)        (13,686)         (6,193)
                                              --------------  --------------  --------------  --------------   -------------
    Net investment activity....                       36,167         (22,662)           (204)        (13,686)         (6,193)
                                              --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                   19,261,615       9,538,799       7,769,039      11,451,361       4,879,898
  Cost of mutual funds sold....                  (18,047,381)     (9,941,358)     (7,238,368)    (10,619,693)     (4,873,755)
                                              --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                    1,214,234        (402,559)        530,671         831,668           6,143
  Change in unrealized gain (loss)
    on investments.............                    3,271,039         929,287      (1,377,503)        489,466          66,492
                                              --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                 4,485,273         526,728        (846,832)      1,321,134          72,635
                                              --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                            -               -         551,360               -               -
                                              --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                  4,521,440         504,066        (295,676)      1,307,448          66,442
                                              --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                   1,411,984       1,111,024       1,506,986         139,661         105,973
  Transfers between funds .....                     (167,066)     (1,578,624)        674,324       2,043,854         180,265
  Surrenders...................                     (642,724)       (168,491)       (113,178)        (28,894)         (1,367)
  Death benefits (note 4)......                     (124,597)         (7,848)        (16,165)              -              (1)
  Policy loans (net of repayments)
    (note 5)...................                      (83,407)       (259,475)        (84,201)        (72,651)          4,787
  Deductions for surrender charges
    (note 2d)..................                      (96,081)        (18,111)        (15,174)         (4,319)             (7)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                     (427,942)       (265,303)        (65,212)        (50,521)        (21,553)
  Asset charges (note 3):
    MSP contracts .............                       (8,596)         (5,069)         (3,086)           (847)           (430)
    LSFP contracts ............                       (3,905)         (1,439)           (361)           (855)           (122)
                                              --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                     (142,334)     (1,193,336)      1,883,933       2,025,428         267,545
                                              --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              4,379,106        (689,270)      1,588,257       3,332,876         333,987
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    9,289,108       9,978,378       8,390,121       1,100,662         766,675
                                              --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $   13,668,214       9,289,108       9,978,378       4,433,538       1,100,662
                                              ==============  ==============  ==============  ==============   =============


                                                 WPPVenCap                      WPSmCoGr
                                              -------------   ---------------------------------------------
                                                  1997            1999            1998            1997
                                              -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $           70               -               -               -
  Mortality and expense charges
    (note 3)...................                       (3,334)       (114,737)       (106,735)        (99,826)
                                              --------------  --------------  --------------  --------------
    Net investment activity....                       (3,264)       (114,737)       (106,735)        (99,826)
                                              --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                    1,898,871      12,560,036      11,652,539      13,210,500
  Cost of mutual funds sold....                   (1,856,944)    (11,995,881)    (11,657,359)    (11,590,838)
                                              --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                       41,927         564,155          (4,820)      1,619,662
  Change in unrealized gain (loss)
    on investments.............                       (1,622)      8,391,845        (287,723)         18,436
                                              --------------  --------------  --------------  --------------
    Net gain (loss) on investments                    40,305       8,956,000        (292,543)      1,638,098
                                              --------------  --------------  --------------  --------------
  Reinvested capital gains.....                            -         709,970               -               -
                                              --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                     37,041       9,551,233        (399,278)      1,538,272
                                              --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                      70,984       2,658,532       2,471,813       2,516,266
  Transfers between funds .....                      668,066        (248,812)     (1,849,405)      4,654,236
  Surrenders...................                       (2,034)       (301,023)       (200,485)       (128,687)
  Death benefits (note 4)......                            -         (60,498)        (10,544)              -
  Policy loans (net of repayments)
    (note 5)...................                       (5,947)       (288,744)         19,268        (162,099)
  Deductions for surrender charges
    (note 2d)..................                         (273)        (45,000)        (20,649)        (17,254)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                         (897)       (902,731)       (454,770)        (88,146)
  Asset charges (note 3):
    MSP contracts .............                         (237)         (9,685)         (7,412)         (4,835)
    LSFP contracts ............                          (28)         (5,597)         (2,105)           (566)
                                              --------------  --------------  --------------  --------------
      Net equity transactions..                      729,634         796,442         (54,289)      6,768,915
                                              --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY                766,675      10,347,675        (453,567)      8,307,187
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                            -      15,178,630      15,632,197       7,325,010
                                              --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $      766,675      25,526,305      15,178,630      15,632,197
                                              ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1999, 1998 AND 1997


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLISeparate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation
                  (ACVPCapAp)
                American Century VP - American Century VP Income & Growth
                  (ACVPIncGr)
                American Century VP - American Century VP International
                  (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
                Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM) Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Limited Maturity Bond Portfolio
                  (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Bond Fund (OppBdFd)
                Oppenheimer VAF - Global Securities Fund (OppGlSec)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Multiple Strategies Fund (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen Life Investment Trust (Van Kampen
              LIT);
                Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
                Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain prior year amounts have been reclassified to conform with the current year presentation.

(2)  POLICY CHARGES

     (a) Deductions from Premiums

         For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.

         On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

         The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

         For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

     (c) Administrative Charges

         An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

         For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

              Contracts issued prior to April 16, 1990: Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

              Contracts issued on or after April 16, 1990:
                Purchase payments totalling less than $25,000 - $90/year ($65/year in New York) Purchase payments totalling $25,000 or more - $50/year

         For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum).

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         For modified single premium contracts, the monthly charge is equal to an annual rate of .30% multiplied by the policy's cash value. For policy years 11 and later, this monthly charge is reduced to an annual rate of 0.15% of the policy's cash value. The monthly charge is subject to a $10 minimum.

         For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the policy charge and the basic coverage charge. For policy years one through ten the policy charge is $10. Additionally, there is a $0.04 per $1000 basic coverage charge (not less than $20 or more than $80 per policy). For policy years eleven and after, the policy charge is $5. Additionally, there is a $0.02 per $1000 basic coverage charge (not less than $10 or more than $40 per policy). Additionally, the Company deducts a monthly increase charge of $2.40 per $1000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. The charge may be raised to $3.60 per $1000 of increase per year at the Company's discretion.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year.

         For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

         For modified single premium contracts, the amount charged is based on the original purchase payment. The charge is 10% in the first year, declining to 0% in the ninth year.

         For last survivor flexible premium contracts, the charge is 100% of the initial surrender charge, declining to 0% in the fourteenth year if the average issue age is 74 or less. The charge is 100% of the initial surrender charge, declining to 0% in the ninth year if the average issue age is 75 or greater. For last survivor flexible payment contracts, the initial surrender charge is comprised of two components, an underwriting surrender charge and a sales surrender charge.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  ASSET CHARGES

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

     For modified single premium contracts (MSP), the Company deducts an annual rate of .90% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

     For last survivor flexible premium contracts (LSFP), the Company deducts an annual rate of .80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and greater, the Company deducts an annual rate of .80% if the cash value of the contract is less than $100,000. If the cash value is greater than or equal to $100,000, the Company reduces the annual asset fee rate to .30%. This charge is assessed monthly against each contract by liquidating units.

     The following table provides mortality and expense risk charges for all single premium contracts and multiple payment and flexible payment contracts for the year ended December 31, 1999:

                                                TOTAL           ACVPBal         ACVCapAp         ACVPincGr          ACVPint
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $       22,217               126              315                79              360
     Single Premium contracts issued
       on or after April 16, 1990....       1,597,906             9,070           22,650             5,653           25,861
     Multiple Payment and Flexible
       Premium contracts.............       6,040,026            34,284           85,615            21,369           97,752
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $    7,660,149            43,480          108,580            27,101          123,973
                                         ============      ============     ============      ============     ============

                                            ACVPValue          DrySRGro         DryStkix          DryCapAp         DryGrinc
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           61               333            2,086               166               46
     Single Premium contracts issued
       on or after April 16, 1990....           4,379            23,957          150,018            11,975            3,327
     Multiple Payment and Flexible
       Premium contracts.............          16,553            90,556          567,060            45,265           12,577
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       20,993           114,846          719,164            57,406           15,950
                                         ============      ============     ============      ============     ============


                                             FidVIPEI          FidVIPGr         FidVIPHI          FidVIPOv         FidVIPAM
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        2,071             3,322              574               580              784
     Single Premium contracts issued
       on or after April 16, 1990....         148,948           238,938           41,267            41,698           56,415
     Multiple Payment and Flexible
       Premium contracts.............         563,016           903,175          155,987           157,616          213,245
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      714,035         1,145,435          197,828           199,894          270,444
                                         ============      ============     ============      ============     ============

                                                                                                                      (Continued)


                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                                            FidVIPCon        FidVIPGrOp          MSEmMkt         NSATCapAp        NSATGvtBd
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        1,335               137                9               937              352
     Single Premium contracts issued
       on or after April 16, 1990....          96,008             9,823              666            67,386           25,386
     Multiple Payment and Flexible
       Premium contracts.............         362,905            37,128            2,520           254,746           95,940
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      460,248            47,088            3,195           323,069          121,678
                                         ============      ============     ============      ============     ============

                                            NSATMyMkt        NSATSmCapV         NSATSmCo         NSATTotRe         NBAMTGro
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        1,204                37              389             2,247              531
     Single Premium contracts issued
       on or after April 16, 1990....          86,597             2,682           27,949           161,641           38,230
     Multiple Payment and Flexible
       Premium contracts.............         327,332            10,138          105,646           610,999          144,507
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      415,133            12,857          133,984           774,887          183,268
                                         ============      ============     ============      ============     ============

                                           NBAMTGuard         NBAMTLMat        NBAMTPart           OppBdFd         OppGlSec
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           37               104              680               266              553
     Single Premium contracts issued
       on or after April 16, 1990....           2,667             7,455           48,927            19,098           39,744
     Multiple Payment and Flexible
       Premium contracts.............          10,083            28,179          184,942            72,189          150,232
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       12,787            35,738          234,549            91,553          190,529
                                         ============      ============     ============      ============     ============

                                               OppGro           OppMult           StOpp2           StDisc2        StintStk2
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          141               335              821               156               65
     Single Premium contracts issued
       on or after April 16, 1990....          10,142            24,110           59,055            11,227            4,687
     Multiple Payment and Flexible
       Premium contracts.............          38,336            91,134          223,225            42,437           17,716
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       48,619           115,579          283,101            53,820           22,468
                                         ============      ============     ============      ============     ============

                                             VEWrldBd        VEWrldEMkt        VEWrldHAs         VKMSRESec          WPintEq
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           74                93              106               128              204
     Single Premium contracts issued
       on or after April 16, 1990....           5,340             6,684            7,628             9,180           14,649
     Multiple Payment and Flexible
       Premium contracts.............          20,187            25,267           28,833            34,702           55,372
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       25,601            32,044           36,567            44,010           70,225
                                         ============      ============     ============      ============     ============

                                            WPPVenCap          WPSMCoGr
                                         ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           40               333
     Single Premium contracts issued
       on or after April 16, 1990....           2,855            23,934
     Multiple Payment and Flexible
       Premium contracts.............          10,791            90,470
                                         ------------      ------------
         Total.......................  $       13,686           114,737
                                         ============      ============

     The following table provides mortality and expense risk charges for all single premium contracts and multiple payment and flexible payment contracts for the year ended December 31, 1998:

                                                TOTAL           ACVPBal         ACVCapAp         ACVPincGr          ACVPint
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $       19,963                 -            1,274                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....       1,519,080            10,112           21,146             2,536           34,065
     Multiple Payment and Flexible
       Premium contracts.............       4,699,480            28,860           59,964             5,054           66,239
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $    6,238,523            38,972           82,384             7,590          100,304
                                         ============      ============     ============      ============     ============

                                            ACVPValue          DrySRGro         DryStkix          DryCapAp         DryGrinc
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                 -            3,655               102                -
     Single Premium contracts issued
       on or after April 16, 1990....           4,104             9,572          112,048            10,336            2,255
     Multiple Payment and Flexible
       Premium contracts.............          15,894            67,383          392,626            16,686           12,787
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       19,998            76,955          508,329            27,124           15,042
                                         ============      ============     ============      ============     ============

                                             FidVIPEI          FidVIPGr         FidVIPHI          FidVIPOv         FidVIPAM
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        2,438             2,343              842             1,068              296
     Single Premium contracts issued
       on or after April 16, 1990....         194,440           188,365           49,966            53,993           86,061
     Multiple Payment and Flexible
       Premium contracts.............         418,071           568,902          160,813           112,745          152,850
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      614,949           759,610          211,621           167,806          239,207
                                         ============      ============     ============      ============     ============

                                            FidVIPCon        FidVIPGrOp          MSEmMkt         NSATCapAp        NSATGvtBd
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          128                 -                -               654              305
     Single Premium contracts issued
       on or after April 16, 1990....          71,967            10,876              635            43,608           65,744
     Multiple Payment and Flexible
       Premium contracts.............         244,146            24,873            1,765           213,916           45,233
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      316,241            35,749            2,400           258,178          111,282
                                         ============      ============     ============      ============     ============

                                            NSATMyMkt        NSATSmCapV         NSATSmCo         NSATTotRe         NBAMTGro
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        1,358                 -                -             1,584            1,581
     Single Premium contracts issued
       on or after April 16, 1990....         137,439             3,094           13,672            58,566           43,543
     Multiple Payment and Flexible
       Premium contracts.............         276,180               414          101,912           613,346          108,763
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      414,977             3,508          115,584           673,496          153,887
                                         ============      ============     ============      ============     ============

                                           NBAMTGuard         NBAMTLMat        NBAMTPart           OppBdFd         OppGlSec
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -               930                -                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....             553            14,562           50,988            20,073           20,102
     Multiple Payment and Flexible
       Premium contracts.............           4,227            27,237          203,440            71,491          127,490
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        4,780            42,729          254,428            91,564          147,592
                                         ============      ============     ============      ============     ============

                                                                                                                      (Continued)


                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                                               OppGro           OppMult           StOpp2           StDisc2        StintStk2
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                 -              120                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....           4,182            31,490           41,028            13,873            4,013
     Multiple Payment and Flexible
       Premium contracts.............          22,064            73,481          179,612            44,277           11,015
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       26,246           104,971          220,760            58,150           15,028
                                         ============      ============     ============      ============     ============

                                             VEWrldBd        VEWrldEMkt        VEWrldHAs         VKMSRESec          WPintEq
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           39                 -              486               575              185
     Single Premium contracts issued
       on or after April 16, 1990....          11,374             1,792           17,613            13,117           13,450
     Multiple Payment and Flexible
       Premium contracts.............          15,186            12,394           20,246            38,337           59,360
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       26,599            14,186           38,345            52,029           72,995
                                         ============      ============     ============      ============     ============

                                            WPPVenCap          WPSMCoGr
                                         ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                 -
     Single Premium contracts issued
       on or after April 16, 1990....           3,460            29,267
     Multiple Payment and Flexible
       Premium contracts.............           2,733            77,468
                                         ------------      ------------
         Total.......................  $        6,193           106,735
                                         ============      ============

     The following table provides mortality and expense risk charges for all single premium contracts and multiple payment and flexible payment contracts for the year ended December 31, 1997:
                                                TOTAL           ACVPBal         ACVCapAp           ACVPint        ACVPValue
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $       17,545               105              396               165               28
     Single Premium contracts issued
       on or after April 16, 1990....       1,003,388             5,976           22,644             9,420            1,620
     Multiple Payment and Flexible
       Premium contracts.............       3,622,060            21,573           81,741            34,004            5,850
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $    4,642,993            27,654          104,781            43,589            7,498
                                         ============      ============     ============      ============     ============

                                             DryCapAp          DrySRGro         DryStkix          DryGrinc         FidVIPEI
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            7               167              977                20            1,882
     Single Premium contracts issued
       on or after April 16, 1990....             406             9,552           55,889             1,130          107,642
     Multiple Payment and Flexible
       Premium contracts.............           1,464            34,482          201,752             4,080          388,570
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        1,877            44,201          258,618             5,230          498,094
                                         ============      ============     ============      ============     ============

                                             FidVIPGr          FidVIPHI         FidVIPOv          FidVIPAM        FidVIPCon
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        2,117               694              580               831              698
     Single Premium contracts issued
       on or after April 16, 1990....         121,090            39,672           33,168            47,531           39,906
     Multiple Payment and Flexible
       Premium contracts.............         437,115           143,207          119,729           171,578          144,055
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      560,322           183,573          153,477           219,940          184,659
                                         ============      ============     ============      ============     ============


                                           FidVIPGrOp           MSEmMkt        NSATCapAp         NSATGvtBd        NSATMyMkt
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           18                 4              493               258            1,358
     Single Premium contracts issued
       on or after April 16, 1990....           1,042               237           28,173            14,750           77,730
     Multiple Payment and Flexible
       Premium contracts.............           3,762               854          101,699            53,274          280,577
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        4,822             1,095          130,365            68,282          359,665
                                         ============      ============     ============      ============     ============


                                             NSATSmCo         NSATTotRe         NBAMTGro         NBAMTLMat        NBAMTPart
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          951             1,294              497               142              647
     Single Premium contracts issued
       on or after April 16, 1990....          54,364            74,010           28,445             8,141           37,005
     Multiple Payment and Flexible
       Premium contracts.............         196,244           267,162          102,680            29,386          133,581
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      251,559           342,466          131,622            37,669          171,233
                                         ============      ============     ============      ============     ============


                                              OppBdFd          OppGlSec           OppGro           OppMult           StOpp2
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          243               435               10               334              700
     Single Premium contracts issued
       on or after April 16, 1990....          13,902            24,871              582            19,097           40,024
     Multiple Payment and Flexible
       Premium contracts.............          50,183            89,781            2,099            68,938          144,481
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       64,328           115,087            2,691            88,369          185,205
                                         ============      ============     ============      ============     ============

                                              StDisc2         StintStk2         VEWrldBd        VEWrldEMkt        VEWrldHAs
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          235                63               79                39              208
     Single Premium contracts issued
       on or after April 16, 1990....          13,434             3,586            4,494             2,258           11,872
     Multiple Payment and Flexible
       Premium contracts.............          48,493            12,943           16,220             8,152           42,854
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       62,162            16,592           20,793            10,449           54,934
                                         ============      ============     ============      ============     ============

                                            VKMSRESec           WPintEq        WPPVenCap          WPSMCoGr
                                         ------------      ------------     ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          178               302               13               377
     Single Premium contracts issued
       on or after April 16, 1990....          10,170            17,261              721            21,573
     Multiple Payment and Flexible
       Premium contracts.............          36,711            62,310            2,600            77,876
                                         ------------      ------------     ------------      ------------
         Total.......................  $       47,059            79,873            3,334            99,826
                                         ============      ============     ============      ============

                                                                                                                      (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

(4)  DEATH BENEFITS

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7) Components of contract owners' equity

    The following is a summary of contract owners' equity at December 31, 1999, for each product in the accumulation phase.

    Contract owners' equity represented by:

                                                                                                                      ANNUAL
                                                                       UNITS           UNIT VALUE                     RETURN*
                                                                     ---------         -----------                    ---------
     Single Premium contracts issued prior to April 16, 1990:
         American Century VP - American Century
            VP Capital Appreciation                                    6,108           $ 36.406768      $   222,373      63%
         American Century VP -
            American Century VP International                          2,459             26.614141           65,444      62%
         The Dreyfus Socially Responsible
            Growth Fund, Inc.                                          1,699             36.209915           61,521      29%
         Dreyfus Stock Index Fund                                     16,208             33.296352          539,667      19%
         Dreyfus VIF -
            Capital Appreciation Portfolio                               868             14.538186           12,619      10%
         Fidelity VIP - Equity-Income Portfolio                        5,082             44.120448          224,220       5%
         Fidelity VIP - Growth Portfolio                               3,009             79.099308          238,010      36%
         Fidelity VIP - High Income Portfolio                          2,115             28.983767           61,301       7%
         Fidelity VIP - Overseas Portfolio                             4,084             34.268141          139,951      41%
         Fidelity VIP-II - Asset Manager Portfolio                     1,185             30.762893           36,454      10%
         Fidelity VIP-II - Contrafund Portfolio                          677             25.968332           17,581      23%
         Fidelity VIP-III -
            Growth Opportunities Portfolio                             1,477             13.960952           20,620       3%
         Morgan Stanley -
            Emerging Markets Debt Portfolio                            1,518              8.934183           13,562      28%
         Nationwide SAT -
            Capital Appreciation Fund                                  1,979             32.388538           64,097       3%
         Nationwide SAT -
            Government Bond Fund                                       1,747             22.492327           39,294      (3)%
         Nationwide SAT - Money Market Fund                           16,350             16.794246          274,586       4%
         Nationwide SAT - Small Cap Value Fund                         2,201             10.825871           23,828      27%
         Nationwide SAT - Small Company Fund                             913             23.047417           21,042      43%
         Nationwide SAT - Total Return Fund                            4,738             42.439374          201,078       6%
         Neuberger & Berman AMT -
            Growth Portfolio                                           3,041             54.109841          164,548      49%
         Neuberger & Berman AMT -
            Guardian Portfolio                                           561             10.593122            5,943      14%
         Neuberger & Berman AMT -
            Limited Maturity Bond Portfolio                            5,986             18.060558          108,111       1%
         Strong Opportunity Fund II, Inc.                                450             40.018322           18,008      34%
         Van Eck WIT - Worldwide Bond Fund                             1,325             15.185599           20,121      (9)%
         Van Eck WIT -
            Worldwide Emerging Markets Fund                            6,267             11.423096           71,589      98%
         Van Eck WIT -
            Worldwide Hard Assets Fund                                    10             11.984540              120      20%

                                                                                                                        (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                                                                                                                          ANNUAL
                                                                      UNITS             UNIT VALUE                        RETURN*
                                                                    ----------          -----------                      ----------

      Single Premium contracts issued on or after April 16, 1990:
         American Century VP -
            American Century VP Balanced                                36,043            20.298769          731,629         9%
         American Century VP - American Century
            VP Capital Appreciation                                    134,822            24.209204        3,263,933        62%
         American Century VP - American Century
            VP Income & Growth                                          53,220            12.612413          671,233        16%
         American Century VP -
            American Century VP International                          162,982            26.114709        4,256,228        62%
         American Century VP -
            American Century VP Value                                   26,781            12.781220          342,294        (2)%
         The Dreyfus Socially Responsible
            Growth Fund, Inc.                                           31,488            35.428815        1,115,583        28%
         Dreyfus Stock Index Fund                                      315,343            32.576553       10,272,788        19%
         Dreyfus VIF -
            Capital Appreciation Portfolio                              81,279            14.413356        1,171,503        10%
         Dreyfus VIF -
            Growth and Income Portfolio                                  9,941            14.588194          145,021        15%
         Fidelity VIP - Equity-Income Portfolio                        395,355            35.712129       14,118,969         5%
         Fidelity VIP - Growth Portfolio                               355,884            54.130524       19,264,187        36%
         Fidelity VIP - High Income Portfolio                          105,520            29.506936        3,113,572         7%
         Fidelity VIP - Overseas Portfolio                             213,601            24.423718        5,216,931        41%
         Fidelity VIP-II - Asset Manager Portfolio                     211,956            29.730624        6,301,584        10%
         Fidelity VIP-II - Contrafund Portfolio                        290,335            25.563198        7,421,891        23%
         Fidelity VIP-III -
            Growth Opportunities Portfolio                              21,868            13.841079          302,677         3%
         Morgan Stanley -
            Emerging Markets Debt Portfolio                              6,540             8.857388           57,927        28%
         Nationwide SAT -
            Capital Appreciation Fund                                   62,075            31.526314        1,956,996         3%
         Nationwide SAT -
            Government Bond Fund                                       240,383            18.452016        4,435,551        (4)%
         Nationwide SAT - Money Market Fund                          1,082,615            13.940225       15,091,897         3%
         Nationwide SAT - Small Cap Value Fund                          23,585            10.762831          253,841        26%
         Nationwide SAT - Small Company Fund                            66,890            22.712185        1,519,218        42%
         Nationwide SAT - Total Return Fund                            115,322            36.208762        4,175,667         6%
         Neuberger &Berman AMT -
            Growth Portfolio                                            97,552            37.771042        3,684,641        48%
         Neuberger & Berman AMT -
            Guardian Portfolio                                           2,945            10.531438           31,015        13%
         Neuberger &Berman AMT -
            Limited Maturity Bond Portfolio                             58,827            15.321478          901,317         0%

                                                                                                                        ANNUAL
                                                                     UNITS              UNIT VALUE                      RETURN*
                                                                   ---------            -----------                     --------
         Neuberger & Berman AMT -
            Partners Portfolio                                      69,118                24.377639        1,684,934       6%
         Oppenheimer VAF - Bond Fund                                70,351                18.355321        1,291,315      (3)%
         Oppenheimer VAF -
            Global Securities Fund                                  99,036                28.256521        2,798,413      56%
         Oppenheimer VAF - Growth Fund                              60,384                17.847892        1,077,727      40%
         Oppenheimer VAF -
            Multiple Strategies Fund                               106,259                25.139330        2,671,280      10%
         Strong Opportunity Fund II, Inc.                          102,073                38.955700        3,976,325      33%
         Strong VIF - Strong Discovery Fund II                      32,996                19.481837          642,823       4%
         Strong VIF -
            Strong International Stock Fund II                     142,490                16.519505        2,353,864      85%
         Van Eck WIT - Worldwide Bond Fund                          34,273                14.675886          502,987      (9)%
         Van Eck WIT -
            Worldwide Emerging Markets Fund                        123,914                11.302972        1,400,596      98%
         Van Eck WIT -
            Worldwide Hard Assets Fund                              71,735                13.098076          939,590      19%
         Van Kampen LIT - Morgan Stanley
            Real Estate Securities Portfolio                        39,678                14.898574          591,146      (5)%
         Warburg Pincus Trust -
            International Equity Portfolio                          81,838                17.586224        1,439,221      51%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio                          88,739                19.293144        1,712,054      61%
         Warburg Pincus Trust -
            Small Company Growth Portfolio                         114,996                25.533360        2,936,234      67%

      Multiple Payment contracts and
      Flexible Premium contracts:
         American Century VP -
            American Century VP Balanced                           222,611                21.094348        4,695,834       9%
         American Century VP - American Century
            VP Capital Appreciation                                643,372                23.303640       14,992,909      63%
         American Century VP - American Century
            VP Income & Growth                                     235,223                12.717991        2,991,564      17%
         American Century VP -
            American Century VP International                      649,836                26.831062       17,435,790      63%
         American Century VP -
            American Century VP Value                              156,791                12.975752        2,034,481      (2)%
         The Dreyfus Socially Responsible
            Growth Fund, Inc.                                      450,901                36.549891       16,480,382      29%
         Dreyfus Stock Index Fund                                2,592,791                33.609618       87,142,715      20%
         Dreyfus VIF -
            Capital Appreciation Portfolio                         404,377                14.591996        5,900,668      11%
         Dreyfus VIF -
            Growth and Income Portfolio                            138,815                14.810164        2,055,873      16%

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                                                                                                                         ANNUAL
                                                                       UNITS             UNIT VALUE                      RETURN*
                                                                     ---------          -----------                     ----------

         Fidelity VIP - Equity-Income Portfolio                      1,750,754           37.388084       65,457,338         5%
         Fidelity VIP - Growth Portfolio                             2,613,902           55.899014      146,114,544        36%
         Fidelity VIP - High Income Portfolio                          672,537           28.039263       18,857,442         7%
         Fidelity VIP - Overseas Portfolio                             863,446           26.840170       23,175,037        41%
         Fidelity VIP-II - Asset Manager Portfolio                     917,098           27.355020       25,087,234        10%
         Fidelity VIP-II - Contrafund Portfolio                      2,151,780           26.143948       56,256,024        23%
         Fidelity VIP-III -
            Growth Opportunities Portfolio                             385,372           14.012663        5,400,088         3%
         Morgan Stanley -
            Emerging Markets Debt Portfolio                             43,728            8.967304          392,122        28%
         Nationwide SAT -
            Capital Appreciation Fund                                1,104,444           32.761545       36,183,292         3%
         Nationwide SAT -
            Government Bond Fund                                       402,906           17.516435        7,057,477        (3)%
         Nationwide SAT - Money Market Fund                          2,312,418           13.853330       32,034,690         4%
         Nationwide SAT - Small Cap Value Fund                         165,130           10.852975        1,792,152        27%
         Nationwide SAT - Small Company Fund                           907,754           23.192622       21,053,195        43%
         Nationwide SAT - Total Return Fund                          2,622,351           35.085217       92,005,754         6%
         Neuberger & Berman AMT -
            Growth Portfolio                                           660,524           37.818375       24,979,944        49%
         Neuberger & Berman AMT -
            Guardian Portfolio                                         181,217           10.619652        1,924,461        14%
         Neuberger & Berman AMT -
            Limited Maturity Bond Portfolio                            203,409           14.959827        3,042,963         1%
         Neuberger & Berman AMT -
            Partners Portfolio                                       1,008,241           25.046437       25,252,845         7%
         Oppenheimer VAF - Bond Fund                                   520,266           17.686402        9,201,634        (2)%
         Oppenheimer VAF -
            Global Securities Fund                                   1,018,848           29.152831       29,702,304        57%
         Oppenheimer VAF - Growth Fund                                 535,283           18.069110        9,672,087        41%
         Oppenheimer VAF -
            Multiple Strategies Fund                                   437,927           25.171538       11,023,296        11%
         Strong Opportunity Fund II, Inc.                              898,106           40.478200       36,353,714        34%
         Strong VIF - Strong Discovery Fund II                         296,260           20.243703        5,997,399         4%
         Strong VIF -
            Strong International Stock Fund II                         219,407           16.868902        3,701,155        86%
         Van Eck WIT - Worldwide Bond Fund                             143,676           14.003753        2,012,003        (9)%
         Van Eck WIT -
            Worldwide Emerging Markets Fund                            576,742           11.474995        6,618,112        99%
         Van Eck WIT -
            Worldwide Hard Assets Fund                                 206,979           14.660562        3,034,428        20%

                                                                                                                      ANNUAL
                                                                    UNITS             UNIT VALUE                      RETURN*
                                                                  ---------          -----------                     ----------
         Van Kampen LIT - Morgan Stanley
            Real Estate Securities Portfolio                       246,788             15.237208        3,760,360       (4)%
         Warburg Pincus Trust -
            International Equity Portfolio                         555,966             17.985801        9,999,494       52%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio                         123,907             19.586645        2,426,922       62%
         Warburg Pincus Trust -
            Small Company Growth Portfolio                         754,487             26.113570       19,702,349       68%

      Modified Single Premium contracts and
      Last Survivor Flexible Premium contracts:
         American Century VP -
            American Century VP Balanced                            47,439             16.129489          765,167       10%
         American Century VP - American Century
            VP Capital Appreciation                                 67,671             14.200282          960,947       65%
         American Century VP - American Century
            VP Income & Growth                                      90,023             12.888778        1,160,286       18%
         American Century VP -
            American Century VP International                      120,278             24.899615        2,994,876       64%
         American Century VP -
            American Century VP Value                               42,323             13.293167          562,607       (1)%
         The Dreyfus Socially Responsible
            Growth Fund, Inc.                                       72,077             24.166067        1,741,818       30%
         Dreyfus Stock Index Fund                                  619,532             23.560156       14,596,271       21%
         Dreyfus VIF -
            Capital Appreciation Portfolio                          54,118             14.882433          805,408       11%
         Dreyfus VIF -
            Growth and Income Portfolio                             42,510             15.172345          644,976       17%
         Fidelity VIP - Equity-Income Portfolio                    442,948             16.406894        7,267,401        6%
         Fidelity VIP - Growth Portfolio                           462,592             24.728511       11,439,211       37%
         Fidelity VIP - High Income Portfolio                      301,341             13.186454        3,973,619        8%
         Fidelity VIP - Overseas Portfolio                         121,065             19.137888        2,316,928       43%
         Fidelity VIP-II - Asset Manager Portfolio                  98,987             16.996678        1,682,450       11%
         Fidelity VIP-II - Contrafund Portfolio                    334,798             22.555449        7,551,519       24%
         Fidelity VIP-III -
            Growth Opportunities Portfolio                          67,209             14.291602          960,524        4%
         Morgan Stanley -
            Emerging Markets Debt Portfolio                         25,999              9.146001          237,787       29%
         Nationwide SAT -
            Capital Appreciation Fund                              234,699             21.161942        4,966,687        4%
         Nationwide SAT -
            Government Bond Fund                                   146,891             12.455412        1,829,588       (2)%
         Nationwide SAT - Money Market Fund                        710,620             12.011954        8,535,935        5%
         Nationwide SAT - Small Cap Value Fund                      86,677             10.998838          953,346       28%

                                                                                                                       (Continued)


                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                                                                                                                    ANNUAL
                                                                    UNITS            UNIT VALUE                     RETURN*
                                                                  ---------         -----------                     -------
         Nationwide SAT - Small Company Fund                       210,131           17.966399        3,775,297       44%
         Nationwide SAT - Total Return Fund                        408,867           18.704720        7,647,743        7%
         Neuberger & Berman AMT -
            Growth Portfolio                                       101,415           22.122463        2,243,550       50%
         Neuberger & Berman AMT -
            Guardian Portfolio                                      28,718           10.762335          309,073       15%
         Neuberger & Berman AMT -
            Limited Maturity Bond Portfolio                         73,941           11.847132          875,989        1%
         Neuberger & Berman AMT -
            Partners Portfolio                                     229,651           16.853460        3,870,414        7%
         Oppenheimer VAF - Bond Fund                               101,438           12.232154        1,240,805       (2)%
         Oppenheimer VAF -
            Global Securities Fund                                  94,622           23.984739        2,269,484       58%
         Oppenheimer VAF - Growth Fund                              83,414           18.428739        1,537,215       42%
         Oppenheimer VAF -
            Multiple Strategies Fund                                80,822           15.287602        1,235,575       12%
         Strong Opportunity Fund II, Inc.                           85,543           20.690172        1,769,899       35%
         Strong VIF - Strong Discovery Fund II.                     19,763           12.410693          245,273        5%
         Strong VIF -
            Strong International Stock Fund II                      91,170           15.499580        1,413,097       87%
         Van Eck WIT - Worldwide Bond Fund                          16,613           11.191476          185,924       (8)%
         Van Eck WIT -
            Worldwide Emerging Markets Fund                        175,122           11.755719        2,058,685      100%
         Van Eck WIT -
            Worldwide Hard Assets Fund                              38,783            8.258894          320,305       21%
         Van Kampen LIT - Morgan Stanley
            Real Estate Securities Portfolio                        53,125           14.184757          753,565       (3)%
         Warburg Pincus Trust -
            International Equity Portfolio                         142,042           15.696053        2,229,499       53%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio                          14,680           20.065541          294,562       63%
         Warburg Pincus Trust -
            Small Company Growth Portfolio                         154,684           18.668523        2,887,722       69%
                                                                   =======           =========   --------------
                                                                                                 $1,144,615,392
                                                                                                 ==============

* The annual return does not include contract charges satisfied by surrendering units.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.






Columbus, Ohio
January 28, 2000

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                  December 31,
                                                                         -----------------------------
                                     Assets                                1999                1998
                                     ------                              ---------           ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                            $15,294.0           $14,245.1
    Equity securities                                                         92.9               127.2
  Mortgage loans on real estate, net                                       5,786.3             5,328.4
  Real estate, net                                                           254.8               243.6
  Policy loans                                                               519.6               464.3
  Other long-term investments                                                 73.8                44.0
  Short-term investments                                                     416.0               289.1
                                                                         ---------           ---------
                                                                          22,437.4            20,741.7
                                                                         ---------           ---------

Cash                                                                           4.8                 3.4
Accrued investment income                                                    238.6               218.7
Deferred policy acquisition costs                                          2,554.1             2,022.2
Other assets                                                                 305.9               420.3
Assets held in separate accounts                                          67,135.1            50,935.8
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims                                        $21,861.6           $19,767.1
Other liabilities                                                            914.2               866.1
Liabilities related to separate accounts                                  67,135.1            50,935.8
                                                                         ---------           ---------
                                                                          89,910.9            71,569.0
                                                                         ---------           ---------

Commitments and contingencies (notes 8 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                  3.8                 3.8
  Additional paid-in capital                                                 766.1               914.7
  Retained earnings                                                        2,011.0             1,579.0
  Accumulated other comprehensive income                                     (15.9)              275.6
                                                                         ---------           ---------
                                                                           2,765.0             2,773.1
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                            Years ended December 31,
                                                                ---------------------------------------------
                                                                  1999               1998              1997
                                                                --------           --------          --------

Revenues:
  Policy charges                                                $  895.5           $  698.9          $  545.2
  Life insurance premiums                                          220.8              200.0             205.4
  Net investment income                                          1,520.8            1,481.6           1,409.2
  Realized (losses) gains on investments                           (11.6)              28.4              11.1
  Other                                                             66.1               66.8              46.5
                                                                --------           --------          --------
                                                                 2,691.6            2,475.7           2,217.4
                                                                --------           --------          --------
Benefits and expenses:
  Interest credited to policyholder account balances             1,096.3            1,069.0           1,016.6
  Other benefits and claims                                        210.4              175.8             178.2
  Policyholder dividends on participating policies                  42.4               39.6              40.6
  Amortization of deferred policy acquisition costs                272.6              214.5             167.2
  Other operating expenses                                         463.4              419.7             384.9
                                                                --------           --------          --------
                                                                 2,085.1            1,918.6           1,787.5
                                                                --------           --------          --------

    Income before federal income tax expense                       606.5              557.1             429.9

Federal income tax expense                                         201.4              190.4             150.2
                                                                --------           --------          --------

    Net income                                                  $  405.1           $  366.7          $  279.7
                                                                ========           ========          ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998 and 1997
                                  (in millions)


                                                                                                  Accumulated
                                                                Additional                           other              Total
                                                  Common         paid-in           Retained       comprehensive      shareholder's
                                                  stock          capital           earnings          income             equity
                                                 --------        --------         ----------         --------         ----------
December 31, 1996                                  $  3.8        $  527.9           $1,432.6           $173.6           $2,137.9

Comprehensive income:
    Net income                                         --              --              279.7               --              279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             73.5               73.5
                                                                                                                        --------
  Total comprehensive income                                                                                               353.2
                                                                                                                        --------
Capital contribution                                   --           836.8                 --               --              836.8
                                                                                                                        --------
Dividend to shareholder                                --          (450.0)            (400.0)              --             (850.0)
                                                   ------        --------           --------           ------           --------
December 31, 1997                                     3.8           914.7            1,312.3            247.1            2,477.9

Comprehensive income:
    Net income                                         --              --              366.7               --              366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             28.5               28.5
                                                                                                                        --------
  Total comprehensive income                                                                                               395.2
                                                                                                                        --------
Dividend to shareholder                                --              --             (100.0)              --             (100.0)
                                                   ------        --------           --------           ------           --------
December 31, 1998                                     3.8           914.7            1,579.0            275.6            2,773.1

Comprehensive income:
    Net income                                         --              --              405.1               --              405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                         --              --                 --           (315.0)            (315.0)
                                                                                                                        --------
  Total comprehensive income                                                                                                90.1
                                                                                                                        --------
Capital contribution                                   --            26.4               87.9             23.5              137.8
                                                                                                                        --------
Dividends to shareholder                               --          (175.0)             (61.0)              --             (236.0)
                                                   ------        --------           --------           ------           --------
December 31, 1999                                  $  3.8        $  766.1           $2,011.0           $(15.9)          $2,765.0
                                                   ======        ========           ========           ======           ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                              Years ended December 31,
                                                                                       -------------------------------------
                                                                                         1999          1998          1997
                                                                                       ---------     ---------     ---------
Cash flows from operating activities:
  Net income                                                                          $    405.1     $   366.7     $   279.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                                 1,096.3       1,069.0       1,016.6
      Capitalization of deferred policy acquisition costs                                 (637.0)       (584.2)       (487.9)
      Amortization of deferred policy acquisition costs                                    272.6         214.5         167.2
      Amortization and depreciation                                                          2.4          (8.5)         (2.0)
      Realized (gains) losses on invested assets, net                                       11.6         (28.4)        (11.1)
      Increase in accrued investment income                                                 (7.9)         (8.2)         (0.3)
      Decrease (increase) in other assets                                                  122.9          16.4         (12.7)
      Decrease in policy liabilities                                                       (20.9)         (8.3)        (23.1)
      Increase (decrease) in other liabilities                                             149.7         (34.8)        230.6
      Other, net                                                                            (8.6)        (11.3)        (10.9)
                                                                                       ---------     ---------     ---------
        Net cash provided by operating activities                                        1,386.2         982.9       1,146.1
                                                                                       ---------     ---------     ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                2,307.9       1,557.0         993.4
  Proceeds from sale of securities available-for-sale                                      513.1         610.5         574.5
  Proceeds from repayments of mortgage loans on real estate                                696.7         678.2         437.3
  Proceeds from sale of real estate                                                          5.7         103.8          34.8
  Proceeds from repayments of policy loans and sale of other invested assets                40.9          23.6          22.7
  Cost of securities available-for-sale acquired                                        (3,724.9)     (3,182.8)     (2,828.1)
  Cost of mortgage loans on real estate acquired                                          (971.4)       (829.1)       (752.2)
  Cost of real estate acquired                                                             (14.2)         (0.8)        (24.9)
  Short-term investments, net                                                              (27.5)         69.3        (354.8)
  Other, net                                                                              (110.9)        (88.4)        (62.5)
                                                                                       ---------     ---------     ---------
        Net cash used in investing activities                                           (1,284.6)     (1,058.7)     (1,959.8)
                                                                                       ---------     ---------     ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                         --            --         836.8
  Cash dividends paid                                                                     (188.5)       (100.0)           --
  Increase in investment product and universal life insurance
    product account balances                                                             3,799.4       2,682.1       2,488.5
  Decrease in investment product and universal life insurance
    product account balances                                                            (3,711.1)     (2,678.5)     (2,379.8)
                                                                                       ---------     ---------     ---------
        Net cash used in financing activities                                             (100.2)        (96.4)        945.5
                                                                                       ---------     ---------     ---------
Net increase (decrease) in cash                                                              1.4        (172.2)        131.8

Cash, beginning of year                                                                      3.4         175.6          43.8
                                                                                       ---------     ---------     ---------
Cash, end of year                                                                      $     4.8     $     3.4     $   175.6
                                                                                       =========     =========     =========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997


(1)      Organization and Description of Business

         Nationwide Life Insurance Company (NLIC) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including variable annuities, fixed annuities and life insurance as well as investment management and administrative services. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions sales representatives, and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation. NLIC and its subsidiaries are collectively referred to as "the Company."


(2)      Summary of Significant Accounting Policies

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  Valuation of Investments and Related Gains and Losses

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1999 or 1998.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (d)  Deferred Policy Acquisition Costs

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  Separate Accounts

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $915.4 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 5.6%, 6.0% and 6.1% for the years ended December 31, 1999, 1998 and 1997, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  Participating Business

              Participating business represents approximately 29% in 1999 (40% in 1998 and 50% in 1997) of the Company's life insurance in force, 69% in 1999 (74% in 1998 and 77% in 1997) of the number of life insurance policies in force, and 13% in 1999 (14% in 1998 and 27% in 1997) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  Recently Issued Accounting Pronouncements

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed internal use software related costs as incurred. The effect of adopting the SOP was to increase net income for 1999 by $8.3 million.

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain investment and insurance contracts, are also addressed by the Statement. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999 the FASB issued Statement No. 137 which delayed the effective date of FAS 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt this Statement in first quarter 2001 and is currently evaluating the impact on results of operations and financial condition.

         (k)  Reclassification

              Certain items in the 1998 and 1997 consolidated financial statements have been reclassified to conform to the 1999 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(3)      Investments

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1999 and 1998 were:

                                                                                     Gross        Gross
                                                                     Amortized    unrealized    unrealized      Estimated
             (in millions)                                             cost          gains        losses        fair value
                                                                     ---------       ------       -------        ---------
             December 31, 1999:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   428.4       $ 23.4       $  (2.4)       $   449.4
                 Obligations of states and political subdivisions          0.8           --            --              0.8
                 Debt securities issued by foreign governments           110.6          0.6          (0.8)           110.4
                 Corporate securities                                 11,414.7        118.9        (218.6)        11,315.0
                 Mortgage-backed securities                            3,422.8         25.8         (30.2)         3,418.4
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  15,377.3        168.7        (252.0)        15,294.0
               Equity securities                                          84.9         12.4          (4.4)            92.9
                                                                     ---------       ------       -------        ---------
                                                                     $15,462.2       $181.1       $(256.4)       $15,386.9
                                                                     =========       ======       =======        =========

             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0       $    --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------       -------        ---------
                                                                     $13,831.7       $563.2       $ (22.6)       $14,372.3
                                                                     =========       ======       =======        =========

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1999, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    Amortized        Estimated
             (in millions)                                                            cost          fair value
                                                                                    ---------        ---------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $   847.0        $   847.0
               Due after one year through five years                                  5,240.5          5,205.7
               Due after five years through ten years                                 5,046.9          5,005.2
               Due after ten years                                                    4,242.9          4,236.1
                                                                                    ---------        ---------
                                                                                    $15,377.3        $15,294.0
                                                                                    =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The components of unrealized (losses) gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions)                                                           1999         1998
                                                                                    ------       -------
             Gross unrealized (losses) gains                                        $(75.3)      $ 540.6
             Adjustment to deferred policy acquisition costs                          50.9        (116.6)
             Deferred federal income tax                                               8.5        (148.4)
                                                                                    ------       -------
                                                                                    $(15.9)      $ 275.6
                                                                                    ======       =======

         An analysis of the change in gross unrealized (losses) gains on securities available-for-sale for the years ended December 31:

             (in millions)                                                   1999          1998          1997
                                                                            -------        -----        ------

             Securities available-for-sale:
               Fixed maturity securities                                    $(607.1)       $52.6        $137.5
               Equity securities                                               (8.8)         4.2          (2.7)
                                                                            -------        -----        ------
                                                                            $(615.9)       $56.8        $134.8
                                                                            =======        =====        ======

         Proceeds from the sale of securities available-for-sale during 1999, 1998 and 1997 were $513.1 million, $610.5 million and $574.5 million, respectively. During 1999, gross gains of $10.4 million ($9.0 million and $9.9 million in 1998 and 1997, respectively) and gross losses of $28.0 million ($7.6 million and $18.0 million in 1998 and 1997, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The Company had $15.6 million of real estate investments at December 31, 1999 that were non-income producing the preceding twelve months. During 1998 the Company had investments of $42.4 million that were non-income producing, which consisted of $32.7 million of securities available-for-sale and $9.7 million of real estate.

         Real estate is presented at cost less accumulated depreciation of $24.8 million as of December 31, 1999 ($21.5 million as of December 31, 1998) and valuation allowances of $5.5 million as of December 31, 1999 ($5.4 million as of December 31, 1998).

         The recorded investment of mortgage loans on real estate considered to be impaired was $3.7 million as of both December 31, 1999 and 1998. No valuation allowance has been recorded for these loans as of December 31, 1999 or 1998. During 1999, the average recorded investment in impaired mortgage loans on real estate was approximately $3.7 million ($9.1 million in 1998) and there was no interest income recognized on those loans. Interest income recognized on impaired loans was $0.3 million in 1998 which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions)                                             1999     1998     1997
                                                                       -----    -----    -----

             Allowance, beginning of year                              $42.4    $42.5    $51.0
               Additions (reductions) charged to operations              0.7     (0.1)    (1.2)
               Direct write-downs charged against the allowance           --       --     (7.3)
               Allowance on acquired mortgage loans                      1.3       --       --
                                                                       -----    -----    -----
             Allowance, end of year                                    $44.4    $42.4    $42.5
                                                                       =====    =====    =====

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions)                                                  1999       1998       1997
                                                                          --------   --------   --------

             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $1,031.3   $  982.5   $  911.6
                 Equity securities                                             2.5        0.8        0.8
               Mortgage loans on real estate                                 460.4      458.9      457.7
               Real estate                                                    28.8       40.4       42.9
               Short-term investments                                         18.6       17.8       22.7
               Other                                                          26.5       30.7       21.0
                                                                          --------   --------   --------
                   Total investment income                                 1,568.1    1,531.1    1,456.7
             Less investment expenses                                         47.3       49.5       47.5
                                                                          --------   --------   --------
                   Net investment income                                  $1,520.8   $1,481.6   $1,409.2
                                                                          ========   ========   ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions)                                                 1999     1998    1997
                                                                          -------   -----   -----

             Securities available-for-sale:
               Fixed maturity securities                                  $(25.0)  $(0.7)  $ 3.6
               Equity securities                                             7.4     2.1     2.7
             Mortgage loans on real estate                                  (0.6)    3.9     1.6
             Real estate and other                                           6.6    23.1     3.2
                                                                          ------   -----   -----
                                                                          $(11.6)  $28.4   $11.1
                                                                          ======   =====   =====

         Fixed maturity securities with an amortized cost of $9.1 million as of December 31, 1999 and $6.5 million as of December 31, 1998 were on deposit with various regulatory agencies as required by law.

(4)      Derivative Financial Instruments

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. The changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

         The following table summarizes the notional amount of derivative financial instruments classified as hedges outstanding as of December 31, 1999. Prior to 1999 the Company's activities in derivatives were not significant.

                                                                               (in millions)
                                                                               -------------
            Interest rate swaps
               Pay fixed/receive variable rate swaps hedging investments          $362.7
               Pay variable/receive fixed rate swaps hedging investments          $ 28.5
               Other contracts hedging investments                                $ 19.1
               Pay variable/receive fixed rate swaps hedging liabilities          $577.2

            Foreign currency swaps
               Hedging foreign currency denominated investments                   $ 14.8
               Hedging foreign currency denominated liabilities                   $577.2

            Interest rate futures contracts                                       $781.6

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(5)      Federal Income Tax

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1999 and 1998 are as follows:

             (in millions)                                                   1999            1998
                                                                             ----            ----
             Deferred tax assets:
               Fixed maturity securities                                    $  5.3          $   --
               Future policy benefits                                        149.5           207.7
               Liabilities in separate accounts                              373.6           319.9
               Mortgage loans on real estate and real estate                  18.5            17.5
               Other assets and other liabilities                             51.1            58.9
                                                                             -----          ------
                 Total gross deferred tax assets                             598.0           604.0
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                             -----          ------
                 Net deferred tax assets                                     591.0           597.0
                                                                             -----          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             724.4           568.7
               Fixed maturity securities                                        --           212.2
               Deferred tax on realized investment gains                      34.7            34.8
               Equity securities and other long-term investments              10.8             9.6
               Other                                                          26.5            21.6
                                                                            ------          ------
                 Total gross deferred tax liabilities                        796.4           846.9
                                                                            ------          ------
                 Net deferred tax liability                                 $205.4          $249.9
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1999, 1998 and 1997.

         The Company's current federal income tax liability was $104.7 million and $72.8 million as of December 31, 1999 and 1998, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

           (in millions)                    1999      1998      1997
                                           ------    ------    ------

           Currently payable               $ 53.6    $186.1    $121.7
           Deferred tax expense             147.8       4.3      28.5
                                           ------    ------    ------
                                           $201.4    $190.4    $150.2
                                           ======    ======    ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1999, 1998 and 1997 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                             1999                     1998                     1997
                                                       ----------------         ----------------         ----------------
         (in millions)                                 Amount       %           Amount        %          Amount        %
                                                       ------      ----         ------      ----         ------      ----

         Computed (expected) tax expense               $212.3      35.0         $195.0      35.0         $150.5      35.0
         Tax exempt interest and dividends
           received deduction                            (7.3)     (1.2)          (4.9)     (0.9)            --        --
         Income tax credits                              (4.3)     (0.7)            --        --             --        --
         Other, net                                       0.7       0.1            0.3       0.1           (0.3)     (0.1)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $201.4      33.2         $190.4      34.2         $150.2      34.9
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $29.8 million, $173.4 million and $91.8 million during the years ended December 31, 1999, 1998 and 1997, respectively.

(6)      Comprehensive Income

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions)                                                 1999       1998       1997
                                                                          -------    ------     ------
             Unrealized gains (losses) on securities available-for-sale arising during the period:
                Gross                                                     $(665.3)   $ 58.2     $141.1
                Adjustment to deferred policy acquisition costs             167.5     (12.9)     (21.8)
                Related federal income tax (expense) benefit                171.4     (15.9)     (41.7)
                                                                          -------    ------     ------
                   Net                                                     (326.4)     29.4       77.6
                                                                          -------    ------     ------

             Reclassification adjustment for net (gains) losses on
                securities available-for-sale realized during the
                period:
                Gross                                                        17.6      (1.4)      (6.3)
                Related federal income tax expense (benefit)                 (6.2)      0.5        2.2
                                                                          -------    ------     ------
                   Net                                                       11.4      (0.9)      (4.1)
                                                                          -------    ------     ------
             Total Other Comprehensive Income                             $(315.0)   $ 28.5     $ 73.5
                                                                          =======    ======     ======

(7)      Fair Value of Financial Instruments

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

              Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1999                              1998
                                                                ------------------------         -------------------------
                                                                Carrying       Estimated         Carrying       Estimated
               (in millions)                                     amount        fair value         amount        fair value
                                                                ---------      ---------         ---------      ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $15,294.0      $15,294.0         $14,245.1       $14,245.1
                     Equity securities                               92.9           92.9             128.5           128.5
                   Mortgage loans on real estate, net             5,786.3        5,745.5           5,328.4         5,527.6
                   Policy loans                                     519.6          519.6             464.3           464.3
                   Short-term investments                           416.0          416.0             289.1           289.1
                 Cash                                                 4.8            4.8               3.4             3.4
                 Assets held in separate accounts                67,135.1       67,135.1          50,935.8        50,935.8

               Liabilities:
                 Investment contracts                           (16,977.7)     (16,428.6)        (15,468.7)      (15,158.6)
                 Policy reserves on life insurance contracts     (4,883.9)      (4,607.9)         (3,914.0)       (3,768.9)
                 Liabilities related to separate accounts       (67,135.1)     (66,318.7)        (50,935.8)      (49,926.5)

               Derivative financial instruments:
                 Interest rate swaps hedging assets                   4.3            4.3               -               -
                 Interest rate swaps hedging liabilities              -            (24.2)              -               -
                 Foreign currency swaps                             (11.8)         (11.8)              -               -
                 Futures contracts                                    1.3            1.3              (1.3)           (1.3)

(8)      Risk Disclosures

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $216.2 million extending into 2000 were outstanding as of December 31, 1999. The Company also had $28.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1999.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. At December 31, 1999, NLIC's credit risk from these derivative financial instruments was $6.1 million.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 23% (22% in 1998) in any geographic area and no more than 2% (2% in 1998) with any one borrower as of December 31, 1999. As of December 31, 1999, 39% (42% in 1998) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $143.6 million and $187.9 million as of December 31, 1999 and 1998, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(9)      Pension Plan and Postretirement Benefits Other Than Pensions

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 1999, 1998 and 1997 were $(8.3) million, $2.0 million and $7.5 million, respectively. The Company has recorded a prepaid pension asset of $13.3 million and $5.0 million as of December 31, 1999 and 1998, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1999 and 1998 was $49.6 million and $40.1 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1999, 1998 and 1997 was $4.9 million, $4.1 million and $3.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1999 and 1998 follows:

                                                                         Pension Benefits        Postretirement Benefits
                                                                        ------------------       -----------------------
              (in millions)                                               1999       1998         1999            1998
              --------------------------------------------------------- --------   --------      -------         -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                   $2,185.0   $2,033.8      $ 270.1         $ 237.9
              Service cost                                                  80.0       87.6         14.2             9.8
              Interest cost                                                109.9      123.4         17.6            15.4
              Actuarial (gain) loss                                        (95.0)     123.2        (64.4)           15.6
              Plan settlement in 1999/curtailment in 1998                 (396.1)    (107.2)          --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.6)
              Acquired companies                                              --         --         13.3              --
                                                                        --------   --------      -------         -------
              Benefit obligation at end of year                          1,811.4    2,185.0        239.8           270.1
                                                                        --------   --------      -------         -------
              Change in plan assets:
              Fair value of plan assets at beginning of year             2,541.9    2,212.9         77.9            69.2
              Actual return on plan assets                                 161.8      300.7          3.5             5.0
              Employer contribution                                         12.4      104.1         20.9            12.1
              Plan settlement                                             (396.1)        --           --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.4)
                                                                        --------   --------      -------         -------
              Fair value of plan assets at end of year                   2,247.6    2,541.9         91.3            77.9
                                                                        --------   --------      -------         -------

              Funded status                                                436.2      356.9       (148.5)         (192.2)
              Unrecognized prior service cost                               28.2       31.5           --              --
              Unrecognized net (gains) losses                             (402.0)    (345.7)       (46.7)           16.0
              Unrecognized net (asset) obligation at transition             (7.7)     (11.0)         1.1             1.3
                                                                        --------   --------      -------         -------
              Prepaid (accrued) benefit cost                            $   54.7   $   31.7      $(194.1)        $(174.9)
                                                                        ========   ========      =======         =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                    Pension Benefits        Postretirement Benefits
                                                                    ----------------        -----------------------
                                                                    1999        1998         1999             1998
                                                                    ----        ----        -------          ------

              Weighted average discount rate                        7.00%       5.50%        7.80%            6.65%
              Rate of increase in future compensation levels        5.25%       3.75%          --               --
              Assumed health care cost trend rate:
                    Initial rate                                      --          --        15.00%           15.00%
                    Ultimate rate                                     --          --         5.50%            8.00%
                    Uniform declining period                          --          --        5 Years         15 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1999, 1998 and 1997 follows:

              (in millions)                                                              1999       1998          1997
              --------------------------------------------------------------------------------   -----------   ------------
              Service cost (benefits earned during the period)                         $  80.0      $  87.6      $   77.3
              Interest cost on projected benefit obligation                              109.9        123.4         118.6
              Expected return on plan assets                                            (160.3)      (159.0)       (139.0)
              Recognized gains                                                            (9.1)        (3.8)           --
              Amortization of prior service cost                                           3.2          3.2           3.2
              Amortization of unrecognized transition obligation (asset)                  (1.4)         4.2           4.2
                                                                                       -------      -------      --------
                                                                                       $  22.3      $  55.6      $   64.3
                                                                                       =======      =======      ========

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide Insurance and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). During 1999, the plan transferred assets to settle its obligation related to WSC employees . A settlement gain of $32.9 million was recognized.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                           1999          1998          1997
                                                                          ------        -----         -----
             Weighted average discount rate                               6.08%         6.00%         6.50%
             Rate of increase in future compensation levels               4.33%         4.25%         4.75%
             Expected long-term rate of return on plan assets             7.33%         7.25%         7.25%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1999, 1998 and 1997 was as follows:

             (in millions)                                                              1999          1998          1997
                                                                                         -------   -----------   -----------
             Service cost (benefits attributed to employee service during the year)      $14.2         $ 9.8         $ 7.0
             Interest cost on accumulated postretirement benefit obligation               17.6          15.4          14.0
             Actual return on plan assets                                                 (3.5)         (5.0)         (3.6)
             Amortization of unrecognized transition obligation of affiliates              0.6           0.2           0.2
             Net amortization and deferral                                                (1.8)          1.2          (0.5)
                                                                                         -----         -----         -----
                                                                                         $27.1         $21.6         $17.1
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 1999, 1998 and 1997 were as follows:


                                                               1999      1998       1997
                                                             -------    ------     ------

               Discount rate                                 6.65%      6.70%      7.25%
               Long term rate of return on plan
                   assets, net of tax                        7.15%      5.83%      5.89%
               Assumed health care cost trend rate:
                   Initial rate                             15.00%     12.00%     11.00%
                   Ultimate rate                             5.50%      6.00%      6.00%
                   Uniform declining period                 5 Years   12 Years   12 Years


         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1999 and have no impact on the NPPBC for the year ended December 31, 1999.

(10) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1999, 1998 and 1997 was $1.35 billion, $1.32 billion and $1.13 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1999, 1998 and 1997 was $276.2 million, $171.0 million and $111.7 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1999 $40.2 million of dividends could be paid by NLIC without prior approval.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     Transactions With Affiliates

         During second quarter 1999 the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to year to date net income.

         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 1999, 1998 and 1997 were $193.0 million, $216.9 million, and $315.3 million, respectively, while benefits, claims and expenses ceded were $216.9 million, $259.3 million, and $326.6 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 1999, 1998 and 1997, the Company made payments to NMIC and Nationwide Services Company totaling $124.1 million, $95.0 million, and $85.8 million, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1999, 1998 and 1997, the Company made lease payments to NMIC and its subsidiaries of $9.9 million, $8.0 million and $8.4 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $411.7 million and $248.4 million as of December 31, 1999 and 1998, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         As part of certain restructuring activities that occurred prior to the March 1997 IPO, the Company paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELOW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, the Company paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1999 were $56.0 million, $60.0 million and $66.1 million, respectively.

(12)     Bank Lines of Credit

         NFS, NLIC and NMIC are parties to a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by any party. NFS, NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. As of December 31, 1999 the Company had no amounts outstanding under the agreement.

(13)     Contingencies

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(14)     Segment Information

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The Variable Annuities segment consists of annuity contracts that provide the customer with access to a wide range of investment options, tax-deferred accumulation of savings, asset protection in the event of an untimely death, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate fixed for a prescribed period, tax-deferred accumulation of savings, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary, revenues and expenses related to group annuity contracts sold to Nationwide Insurance employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

         During 1999 the Company revised the allocation of net investment income among its Life Insurance and Corporate and Other segments. Also, certain amounts previously reported as other income were reclassified to operating expense. Amounts reported for prior periods have been restated to reflect these changes.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1999, 1998 and 1997.

                                                  Variable      Fixed        Life      Corporate
         (in millions)                            Annuities    Annuities   Insurance   and Other      Total
         ------------------------------------     ---------    ---------   ---------   ---------    ---------
         1999:
         Net investment income (1)                $   (41.5)   $ 1,134.5    $  253.1    $  174.7    $ 1,520.8
         Other operating revenue                      668.2         43.4       393.0        77.8      1,182.4
                                                  ---------    ---------    --------    --------    ---------
            Total operating revenue (2)               626.7      1,177.9       646.1       252.5      2,703.2
                                                  ---------    ---------    --------    --------    ---------
         Interest credited to policyholder
            account balances                             --        837.5       130.5       128.3      1,096.3
         Amortization of deferred policy
            acquisition costs                         162.8         49.7        60.1          --        272.6
         Other benefits and expenses                  173.6        113.5       334.7        94.4        716.2
                                                  ---------    ---------    --------    --------    ---------
            Total expenses                            336.4      1,000.7       525.3       222.7      2,085.1
                                                  ---------    ---------    --------    --------    ---------
         Operating income before
            federal income tax                        290.3        177.2       120.8        29.8        618.1
         Realized losses on investments                  --           --          --       (11.6)       (11.6)
                                                  ---------    ---------    --------    --------    ---------
         Consolidated income before
            federal tax expense                   $   290.3    $   177.2    $  120.8    $   18.2    $   606.5
                                                  =========    =========    ========    ========    =========
         Assets as of year end                    $62,599.7    $17,134.8    $6,616.7    $6,324.7    $92,675.9
                                                  =========    =========    ========    ========    =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                    Variable           Fixed            Life         Corporate
         (in millions)                              Annuities         Annuities       Insurance       and Other         Total
         ------------------------------------       ---------         ---------       ---------       ---------       ---------
         1998:
         Net investment income (1)                  $   (31.3)        $ 1,116.6        $  225.6        $  170.7        $ 1,481.6
         Other operating revenue                        532.9              35.7           318.5            78.6            965.7
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 501.6           1,152.3           544.1           249.3          2,447.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             828.6           115.4           125.0          1,069.0
         Amortization of deferred policy
            acquisition costs                           123.9              44.2            46.4              --            214.5
         Other benefits and expenses                    159.3             104.2           293.5            78.1            635.1
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              283.2             977.0           455.3           203.1          1,918.6
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 218.4             175.3            88.8            46.2            528.7
         Realized gains on investments                     --                --              --            28.4             28.4
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   218.4         $   175.3        $   88.8        $   74.6        $   557.1
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $47,668.7         $15,215.7        $5,187.6        $6,270.1        $74,342.1
                                                    =========         =========        ========        ========        =========

         1997:
         Net investment income (1)                  $   (26.8)        $ 1,098.2        $  184.9        $  152.9        $ 1,409.2
         Other operating revenue                        413.9              43.2           283.4            56.6            797.1
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 387.1           1,141.4           468.3           209.5          2,206.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             823.4            78.5           114.7          1,016.6
         Amortization of deferred policy
            acquisition costs                            87.8              39.8            39.6              --            167.2
         Benefits and expenses                          148.4             108.7           283.5            63.1            603.7
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              236.2             971.9           401.6           177.8          1,787.5
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 150.9             169.5            66.7            31.7            418.8
         Realized gains on investments                     --              --                --            11.1             11.1
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   150.9         $   169.5        $   66.7        $   42.8        $   429.9
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $35,278.7         $14,436.3        $3,901.4        $6,174.3        $59,790.7
                                                    =========         =========        ========        ========        =========

----------
        (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.
        (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT

This Post-Effective Amendment to Form S-6 Registration Statement comprises the following papers and documents:

The facing sheet.

Cross-reference to items required by Form N-8B-2.


The prospectus consisting of 132 pages.


Representations and Undertakings.

Signatures.

Independent Auditors' Consent

The following exhibits required by Forms N-8B-2 and S-6:


1.     Power of Attorney dated April 15, 2000.                 Attached hereto.

2.     Resolution of the Depositor's Board of Directors        Included with the Registration Statement on Form
       authorizing the establishment of the Registrant,        N-8B-2 for the Nationwide VLI Separate Account-2
       adopted                                                 (File No. 811-5311), and is hereby incorporated by
                                                               reference.

3.     Distribution Contracts                                  Attached hereto.

4.     Form of Security                                        Included with the Registration Statement on Form S-6
                                                               for the Nationwide VLI Separate Account-2 (File No.
                                                               33-42180), and is hereby incorporated by reference.

5.     Articles of Incorporation of Depositor                  Included with the Registration Statement on Form
                                                               N-8B-2 for the Nationwide VLI Separate Account-2
                                                               (File No. 811-5311), and is hereby incorporated by
                                                               reference.

6.     Application form of Security                            Included with the Registration Statement on Form S-6
                                                               for the Nationwide VLI Separate Account-2 (File No.
                                                               33-42180), and is hereby incorporated by reference.

7.     Opinion of Counsel                                      Included with the Registration Statement on Form S-6
                                                               for the Nationwide VLI Separate Account-2 (File No.
                                                               33-42180), and is hereby incorporated by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the policies described in the prospectus. The policies have been designed in a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission ("SEC") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the SEC on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the SEC such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide VLI Separate Account-2:


We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the Prospectus.

                                                       KPMG LLP

Columbus, Ohio


April 28, 2000

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-2, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment-18 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Columbus, and State of Ohio, on the 28th day of April, 2000.


                                            NATIONWIDE VLI SEPARATE ACCOUNT-2
                                         ---------------------------------------
                                                       (Registrant)

(Seal)                                      NATIONWIDE LIFE INSURANCE COMPANY
                                         ---------------------------------------
Attest:                                                (Depositor)



By:      /s/ GLENN W. SODEN              By:    /s/ STEVEN SAVINI, ESQ.
------------------------------------     ---------------------------------------
             Glenn W. Soden                         Steven Savini, Esq.
          Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 28th day of April, 2000.


               SIGNATURE                                 TITLE

LEWIS J. ALPHIN                                        Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                             Director
----------------------------------------
A. I. Bell

KENNETH D. DAVIS                                       Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                         Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                       Director
----------------------------------------
Willard J. Engel

FRED C. FINNEY                                         Director
----------------------------------------
Fred C. Finney

JOSEPH J. GASPER                             President and Chief Operating
----------------------------------------         Officer and Director
Joseph J. Gasper

DIMON R. MCFERSON                            Chairman and Chief Executive
----------------------------------------         Officer and Director
Dimon R. McFerson

DAVID O. MILLER                                Chairman of the Board and
----------------------------------------               Director
David O. Miller

YVONNE L. MONTGOMERY                                   Director
----------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                          Executive Vice President and Chief
----------------------------------------           Financial Officer
Robert A. Oakley

RALPH M. PAIGE                                         Director
----------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                     Director
----------------------------------------
James F. Patterson

ARDEN L. SHISLER                                       Director
----------------------------------------
Arden L. Shisler

ROBERT L. STEWART                                      Director
----------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                        Director
----------------------------------------
Nancy C. Thomas


                                                By /s/ STEVEN SAVINI, ESQ.
                                        ----------------------------------------
                                                    Steven Savini, Esq.
                                                     Attorney-in-Fact